                                 June 30, 1997

                                 [SAFECO LOGO]

                                   SEMIANNUAL
                                     REPORT

                                 ADVISOR SHARES
                                      ----

SAFECO STOCK FUNDS
  Growth Fund.............................................................     2
  Equity Fund.............................................................     8
  Income Fund.............................................................    13
  Northwest Fund..........................................................    19
  Balanced Fund...........................................................    24
  International Stock Fund................................................    30
  Small Company Stock Fund................................................    36
  U.S. Value Fund.........................................................    41
SAFECO BOND FUNDS
  High-Yield Bond Fund....................................................    46
  Intermediate-Term U.S. Treasury Fund....................................    53
  Managed Bond Fund.......................................................    53
SAFECO TAX-EXEMPT BOND FUNDS
  Municipal Bond Fund.....................................................    59
  California Tax-Free Income Fund.........................................    59
  Washington State Municipal Bond Fund....................................    71
SAFECO MONEY MARKET FUND
  Money Market Fund.......................................................    76

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Growth Fund returned 35.12% for the Advisor Class A shares and 34.46% for the the Advisor Class B shares (not including the effects of sales charges), to beat the Lipper average for growth funds at 23.96% for the year ended June 30, 1997.
   We outperformed our peer group on pure stock picking. I've populated the Growth Fund with companies I can comfortably own for a year--or five
years.                    [PHOTO OF THOMAS M. MAGUIRE]

   Even though our stocks are generally unfollowed by Wall Street, my research has convinced me they are good companies purchased at decent prices. I'm willing to wait for them and I'm comfortable with any ensuing volatility.
   So far in 1997, your Fund's volatility has been upward overall.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        PERFORMANCE OVERVIEW --
      CLASS A AND CLASS B SHARES
      AVERAGE ANNUAL TOTAL RETURN
  FOR THE PERIOD ENDED JUNE 30, 1997

                                                                   With                                     Without
                                                           Sales Charge                                Sales Charge
                                                 1 Year          5 Year           10 Year     1 Year         5 Year    10 Year
SAFECO Growth Fund Class A                       29.04%          20.18%            13.84%     35.12%         21.30%     14.36%
SAFECO Growth Fund Class B                       29.46%          20.99%            14.31%     34.46%         21.18%     14.31%
Investment Value As of June 30, 1997
SAFECO Growth Fund Class A: $36,551
SAFECO Grwoth Fund Class B: $38,088
S&P 500 Index: $35,251
With Sales Charge
                                                 SAFECO          SAFECO
                                            Growth Fund     Growth Fund
                                                Class A         Class B     S&P 500 Index
                                                 $9,550         $10,000           $10,000
06/30/87                                          9,550          10,000            10,507
07/31/87                                         10,002          10,473            10,899
08/31/87                                         10,353          10,841            10,660
09/30/87                                          7,962           8,338             8,364
10/31/87                                          7,962           8,338             7,675
11/30/87                                          8,304           8,695             8,259
12/31/87                                          8,304           8,695             8,607
01/31/88                                          8,435           8,832             9,008
02/28/88                                          9,167           9,599             8,729
03/31/88                                          9,249           9,684             8,826
04/30/88                                          9,124           9,554             8,903
05/31/88                                          9,685          10,141             9,312
06/30/88                                          9,660          10,115             9,276
07/31/88                                          9,496           9,944             8,961
08/31/88                                          9,965          10,434             9,343
09/30/88                                          9,965          10,434             9,602
10/31/88                                          9,978          10,448             9,465
11/30/88                                         10,140          10,617             9,631
12/31/88                                         10,140          10,617            10,336
01/31/89                                         10,423          10,914            10,078
02/28/89                                         10,686          11,189            10,313
03/31/89                                         10,686          11,189            10,848
04/30/89                                         11,120          11,644            11,288
05/31/89                                         11,367          11,902            11,223
06/30/89                                         11,367          11,902            12,237
07/31/89                                         11,873          12,432            12,477
08/31/89                                         12,479          13,067            12,425
09/30/89                                         12,008          12,574            12,137
10/31/89                                         11,972          12,536            12,385
11/30/89                                         12,085          12,654            12,682
12/31/89                                         10,914          11,428            11,831
01/31/90                                         11,212          11,740            11,984
02/28/90                                         11,889          12,449            12,301
03/31/90                                         11,940          12,502            11,994
04/30/90                                         13,163          13,783            13,163
05/31/90                                         12,718          13,317            13,074
06/30/90                                         12,965          13,576            13,032
07/31/90                                         10,729          11,235            11,854
08/31/90                                          9,526           9,975            11,276
09/30/90                                          8,885           9,303            11,228
10/31/90                                          9,543           9,993            11,953
11/30/90                                         10,277          10,761            12,287
12/31/90                                         11,304          11,836            12,822
01/31/91                                         12,861          13,467            13,739
02/28/91                                         13,490          14,125            14,072
03/31/91                                         14,140          14,807            14,106
04/30/91                                         15,073          15,784            14,715
05/31/91                                         14,175          14,843            14,041
06/30/91                                         15,501          16,232            14,695
07/31/91                                         16,118          16,877            15,044
08/31/91                                         16,215          16,979            14,792
09/30/91                                         16,703          17,490            14,991
10/31/91                                         15,294          16,014            14,386
11/30/91                                         16,715          17,502            16,032
12/31/91                                         17,938          18,783            15,734
01/31/92                                         17,810          18,649            15,939
02/28/92                                         16,487          17,263            15,628
03/31/92                                         15,464          16,193            16,087
04/30/92                                         15,081          15,791            16,166
05/31/92                                         13,921          14,577            15,925
06/30/92                                         14,506          15,189            16,577
07/31/92                                         13,684          14,329            16,237
08/31/92                                         13,323          13,951            16,428
09/30/92                                         13,886          14,540            16,485
10/31/92                                         15,639          16,376            17,044
11/30/92                                         16,202          16,965            17,254
12/31/92                                         16,878          17,674            17,398
01/31/93                                         15,754          16,496            17,635
02/28/93                                         16,373          17,145            18,007
03/31/93                                         15,363          16,087            17,571
04/30/93                                         16,154          16,915            18,040
05/31/93                                         16,659          17,444            18,093
06/30/93                                         16,602          17,384            18,020
07/31/93                                         17,669          18,502            18,702
08/31/93                                         18,444          19,313            18,559
09/30/93                                         18,915          19,806            18,943
10/31/93                                         18,117          18,971            18,763
11/30/93                                         19,797          20,729            18,990
12/31/93                                         20,862          21,846            19,635
01/31/94                                         19,866          20,802            19,103
02/28/94                                         18,869          19,758            18,272
03/31/94                                         19,372          20,285            18,506
04/30/94                                         19,550          20,471            18,808
05/31/94                                         18,099          18,952            18,347
06/30/94                                         18,504          19,376            18,949
07/31/94                                         19,658          20,585            19,724
08/31/94                                         19,160          20,063            19,243
09/30/94                                         19,436          20,352            19,674
10/31/94                                         18,906          19,797            18,957
11/30/94                                         19,476          20,393            19,238
12/31/94                                         19,176          20,080            19,736
01/31/95                                         20,230          21,183            20,504
02/28/95                                         20,153          21,102            21,109
03/31/95                                         20,252          21,207            21,729
04/30/95                                         21,062          22,055            22,612
05/31/95                                         22,338          23,390            23,136
06/30/95                                         23,126          24,216            23,902
07/31/95                                         23,048          24,134            23,962
08/31/95                                         23,745          24,864            24,973
09/30/95                                         23,640          24,754            24,883
10/31/95                                         23,880          25,005            25,973
11/30/95                                         24,559          25,717            26,474
12/31/95                                         25,469          26,669            27,374
01/31/96                                         26,424          27,669            27,629
02/28/96                                         26,021          27,247            27,894
03/31/96                                         27,128          28,406            28,305
04/30/96                                         28,280          29,613            29,034
05/31/96                                         27,052          28,327            29,145
06/30/96                                         24,383          25,532            27,858
07/31/96                                         25,839          27,056            28,446
08/31/96                                         27,108          28,385            30,045
09/30/96                                         27,687          28,973            30,874
10/31/96                                         28,757          30,076            33,205
11/30/96                                         30,184          31,551            32,548
12/31/96                                         32,763          34,233            34,578
01/31/97                                         31,891          33,302            34,852
02/28/97                                         30,753          32,091            33,423
03/31/97                                         29,312          30,582            35,415
04/30/97                                         33,759          35,202            37,568
05/31/97                                         36,551          38,088            39,251
06/30/97

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
For example, our radio stocks really did well. I bought stock in SFX Broadcasting, American Radio and Chancellor anticipating deregulation would allow radio companies to own more stations in each market and with greater market share become formidable contenders for advertising dollars.
   Chancellor's gain was further enhanced when it agreed to merge with Evergreen Media and to purchase Viacom's radio properties. Consummation of these deals will make Chancellor America's premier radio company.

   Our health care holdings are also able growers. No matter how you cut it health care is a growth industry, and as such we have 19.2% of net assets invested in drugs and hospital supplies.
   Penederm is doing well with its toenail fungus drug. Nastech Pharmaceutical is developing nasal drug delivery, a technique that is so far proving highly efficient. And Datascope is a good company that seemed to be selling too cheaply, I'm waiting for the day the market figures out it's priced wrong.

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
MICROS Systems, Inc.  .............................................. 6.3%
  (Specialty Software Company)
Chancellor Broadcasting Corp. (Class A) ............................. 6.3
  (Radio Stations)
Weider Nutrition International, Inc. ................................ 4.9
  (Nutritional Products Manufacturer)
American Buildings Co.  ............................................. 4.3
  (Construction Products Company)
Lifeline Systems, Inc.  ............................................. 3.9
  (Medical Instruments)
NPC International, Inc.  ............................................ 3.7
  (Restaurants)
Penederm, Inc.  ..................................................... 3.7
  (Drug Delivery System)
RJR Nabisco Holdings Corp.  ......................................... 3.3
  (Food & Tobacco Company)
Damark International, Inc.  ......................................... 3.1
  (Retail Marketer)
First Financial Caribbean Corp. (ADR) ............................... 3.1
  (Mortgage Bank)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Mobil Corp.  ....................................................... $11,793
Chancellor Broadcasting Corp. (Class A) ............................. 11,602
Weider Nutrition International, Inc. ................................. 9,486
Ultrak, Inc.  ........................................................ 9,123
RJR Nabisco Holdings Corp.  .......................................... 8,274


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Seagate Technology, Inc.  ......................................... $18,358
Philip Morris Cos., Inc.  ........................................... 17,139
*Mobil Corp.  ....................................................... 11,518
*INBRAND Corp.  ..................................................... 10,954
*Alternative Resources Corp.  ........................................ 8,457

                                                                PERCENT OF
TOP FIVE INDUSTRIES                                             NET ASSETS
----------------------------------------------------------------------------
Broadcasting ........................................................... 10%
Health Care (Medical Products & Supplies) ............................... 10
Health Care (Drugs--Major Pharmaceuticals) ............................... 9
Restaurants .............................................................. 7
Computers (Hardware) ..................................................... 6
----------------------------------------------------------------------------
* Security sold, no longer in portfolio

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE GROWTH FUND MANAGER (Continued)

   Waiting for MICROS Systems, the electronic ordering and inventory control company, has been highly worthwhile. This specialty software company serving the hospitality industry is doing extremely well.
MICROS has launched new products and logged new business, including Marriott International. In short, MICROS is revolutionizing the cash register business.
   Weider Nutrition, a leader in the nutritional supplement market and the manufacturer of Tigermilk, is among our new positions. Benefiting by the wellness movement's migration to main street USA, Weider's share price has moved from $11 to $16 since we purchased it.
   Other purchases include NPC, the holding company for Tony Romas and Pizza Hut franchises, and Damark, a catalog company. Looking at our portfolio, it seems that if people order pizza, take vitamins, turn on the radio and look at catalogs, we should do well.
   In all seriousness, I feel cautiously confident. We've attained good performance holding small stocks, which as a group haven't performed well, and hence, have plenty of room to move up.
   I take relatively big positions in stocks I believe in. When one of our big positions works, performance gets a boost, when one doesn't work, performance may suffer. So, although the short-term results can be volatile, over the years, Growth Fund's returns have proven quite competitive.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Large: ($4 Bil. and above)                 5%
Medium: ($1 Bil. - $4 Bil.)                1%
Small: (Less than $1 Bil.)                93%
Cash and Other:                            1%

   Yes, Growth Fund spurts, rather than putts along. But stay with it, because I have your best interests at heart--that is, your interest in long-term capital appreciation.

/s/ Thomas M. Maguire
Thomas M. Maguire,
Growth Fund Manager
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.4%

BIOTECHNOLOGY - 0.1%
        55,000   *Quidel Corp. ....................................... $  179

BROADCASTING (TELEVISION, RADIO & CABLE) - 10.5%
        71,300   American Radio Systems Corp. ......................... 2,843
       413,100   *Chancellor Broadcasting Corp. (Class A) ............ 16,524
       191,100   *SFX Broadcasting, Inc. (Class A) .................... 8,062

BUILDING MATERIALS - 0.2%
        18,200   *ABT Building Products Corp. ........................... 478

CHEMICALS - 1.3%
       239,700   *Melamine Chemicals, Inc. ............................ 3,356

CHEMICALS (SPECIALTY) - 0.5%
       110,300   Spartech Corp. ....................................... 1,434

COMPUTERS (HARDWARE) - 6.3%
       393,914   *MICROS Systems, Inc. ............................... 16,544

COMPUTERS (NETWORKING) - 0.9%
       167,000   *Vanstar Corp. ....................................... 2,359

COMPUTERS (SOFTWARE & SERVICES) - 2.0%
        43,900   Computer Data Systems, Inc. .......................... 1,284
       128,000   *Optimal Robotics Corp. ................................ 512
       146,300   *Phoenix International Ltd., Inc. .................... 3,365

CONSUMER FINANCE - 0.9%
       157,200   AmeriTrade Holding Corp. ............................. 2,476

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 4.9%
       808,400   +Weider Nutrition International, Inc. .............. $12,833

ENGINEERING & CONSTRUCTION - 4.3%
       415,500   *+American Buildings Co. ............................ 11,218

FINANCIAL (DIVERSIFIED) - 4.4%
       274,475   *Credit Acceptance Corp. ............................. 3,534
       247,600   First Financial Caribbean Corp. (ADR) ................ 8,078

GAMING, LOTTERY, & PARIMUTUEL COMPANIES - 2.1%
       500,000   *+American Coin Merchandising, Inc. .................. 5,437

HEALTH CARE (DIVERSIFIED) - 3.4%
       178,900   *Anesta Corp. ........................................ 3,399
       139,000   *Res-Care, Inc. ...................................... 2,658
       186,150   *Sano Corp. .......................................... 2,839

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 9.4%
       160,800   *Andrx Corp. ......................................... 6,151
       255,000   *Ethical Holdings, plc (ADR) ......................... 1,132
       188,200   *Faulding, Inc. ...................................... 2,305
       226,900   *Gensia, Inc. ........................................ 1,007
        60,000   Mylan Laboratories, Inc. ............................... 885
       327,900   *+Nastech Pharmaceutical Co., Inc. ................... 3,443
       727,700   *+Penederm, Inc. ..................................... 9,824

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.7%
       130,000   *American Healthcorp, Inc. ........................... 1,430
        98,000   *Laboratory Specialists of America, Inc. ............... 276

HEALTH CARE (MANAGED CARE) - 0.3%
        47,000   *United Dental Care, Inc. .............................. 705

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                               SAFECO GROWTH FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 9.8%
       359,600   *Datascope Corp. ................................... $ 7,057
        34,500   Dentsply International, Inc. ......................... 1,690
       202,000   *Haemonetics Corp. ................................... 3,863
       524,850   *+Lifeline Systems, Inc. ............................ 10,103
        28,700   *PolyMedica Industries, Inc. ........................... 251
        92,400   *Prime Medical Services, Inc. .......................... 999
        42,300   *ResMed, Inc. ........................................ 1,026
       122,000   *UroQuest Medical Corp. ................................ 793

HOMEBUILDING - 0.3%
        38,125   *American Homestar Corp. ............................... 815

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.7%
       221,000   *Celebrity, Inc. ....................................... 691
       122,800   *Diamond Home Services, Inc. ......................... 1,182
       200,000   *Home Products International, Inc. ................... 1,975
       150,000   *Media Arts Group, Inc. ................................ 619

HOUSEWARES - 1.2%
       357,720   *Lifetime Hoan Corp. ................................. 3,130

INSURANCE (LIFE/HEALTH) - 0.9%
       115,600   *Compdent Corp. ...................................... 2,435

LEISURE TIME (PRODUCTS) - 0.6%
        68,350   *Family Golf Centers, Inc. ........................... 1,572
        80,000   *Laser Storm, Inc. ...................................... 35

MANUFACTURING (DIVERSIFIED) - 0.4%
        22,500   Furon Co. .............................................. 706
        75,600   *ITC Learning Corp. .................................... 387

MANUFACTURING (SPECIALIZED) - 0.6%
       137,660   *Intermagnetics General Corp. ........................ 1,471
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 1.1%
       138,000   Asia Pacific Wire & Cable Corp. Ltd. ................ $1,501
       244,500   *+Open Plan Systems, Inc. .............................. 978
        41,700   *TRM Copy Centers Corp. ................................ 443

RESTAURANTS - 6.5%
       170,300   Apple South, Inc. .................................... 2,597
       845,779   *NPC International, Inc. ............................. 9,832
        92,400   *New York Bagel Enterprises ............................ 393
       344,000   *Rare Hospitality International, Inc. ................ 4,257

RETAIL (HOME SHOPPING) - 3.1%
       523,800   *+Damark International, Inc. ......................... 8,119

RETAIL (SPECIALTY) - 4.9%
        71,200   *Alrenco, Inc. ......................................... 943
       268,800   *Funco, Inc. ......................................... 4,973
       358,000   *+Rent-Way, Inc. ..................................... 5,280
       316,400   *West Coast Entertainment Corp. ...................... 1,661

RETAIL (SPECIALTY--APPAREL) - 5.0%
       505,094   *+Harold's Stores, Inc. .............................. 4,483
       269,835   *Stage Stores, Inc. .................................. 7,049
        76,600   *The Dress Barn, Inc. ................................ 1,494

SERVICES (ADVERTISING/MARKETING) - 2.6%
       183,400   *ACI Telecentrics, Inc. .............................. 1,055
       184,000   *APAC Teleservices, Inc. ............................. 3,576
        40,700   *IntelliQuest Information Group, Inc. .................. 916
        96,950   LCS Industries, Inc. ................................. 1,400

SERVICES (COMMERCIAL & CONSUMER) - 2.8%
       148,800   *Renter's Choice, Inc. ............................... 2,957
       460,400   *Ultrak, Inc. ........................................ 4,086
        18,600   *Youth Services International, Inc. .................... 226

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SERVICES (DATA PROCESSING) - 0.2%
        21,000   *NCO Group, Inc. ................................... $   617

TOBACCO - 5.0%
        98,000   Philip Morris Cos., Inc. ............................. 4,349
       266,300   RJR Nabisco Holdings
                 Corp. ................................................ 8,788

WASTE MANAGEMENT - 0.5%
        56,800   *Tetra Technologies, Inc. ............................ 1,406
                                                                       ------
TOTAL COMMON STOCKS ................................................. 260,749
                                                                       ------
WARRANTS - 0.0%

LEISURE TIME (PRODUCTS) - 0.0%
        80,000   *Laser Storm, Inc. (Warrant) ............................ 20
                                                                       ------
TOTAL WARRANTS ........................................................... 20
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 0.0%

INVESTMENT COMPANIES:
        $1,800   SSgA Money Market Portfolio ......................... $    2
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ............................................... 2
                                                                       ------
TOTAL INVESTMENTS - 99.4% ........................................... 260,771
Other Assets, less Liabilities ........................................ 1,629
                                                                       ------
NET ASSETS ......................................................... $262,400
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Equity Fund returned 30.30% for the Advisor Class A shares and 29.68% for the Advisor Class B shares, not including sales charges, for the 12 months ended June 30, 1997; beating the Lipper Analytical Services peer group at 28.07%, but lagging the S&P 500 at 34.68%.
   Three stocks held us below the broad market indicator: Viacom, Advanta and PacifiCare. However, far more of our stocks added to rather than detracted from our performance. And for that reason, Equity Fund beat the growth and income peer group average, which was 28.07% for the 12-month period,
according to Lipper.        [PHOTO OF RICH MEAGLEY]

   Within the Viacom organization, Blockbuster has been a bust. Competition for leisure time attention has come from multiple fronts and, consequently, Viacom will close some stores. Meanwhile, the MTV

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PERFORMANCE OVERVIEW --
      CLASS A AND CLASS B SHARES
     AVERAGE ANNUAL TOTAL RETURN
  FOR THE PERIOD ENDED JUNE 30, 1997
                                                           WITH                                       WITHOUT
                                                       SALES CHARGE                                SALES CHARGE
                                           1 YEAR         5 YEAR          10 YEAR        1 YEAR       5 YEAR       10 YEAR
SAFECO Equity Fund Class A                     24.44%         23.41%            15.23%     30.30%         24.55%     15.76%
SAFECO Equity Fund Class B                     24.68%         24.26%            15.71%     29.68%         24.43%     15.71%
Investment Value As of June 30, 1997
SAFECO Equity Fund Class A: $41,275
SAFECE Equity Fund Class B: $43,012
S&P 500 Index: $39,251
With Sales Charge
                                               SAFECO         SAFECO
                                          Equity Fund    Equity Fund
                                              Class A        Class B     S&P 500 Index
06/30/87                                       $9,550        $10,000           $10,000
07/31/87                                        9,959         10,428            10,507
08/31/87                                        9,959         10,428            10,899
09/30/87                                       10,251         10,734            10,660
10/31/87                                        7,295          7,638             8,364
11/30/87                                        7,295          7,638             7,675
12/31/87                                        7,256          7,598             8,259
01/31/88                                        7,256          7,598             8,607
02/28/88                                        7,870          8,241             9,008
03/31/88                                        8,468          8,867             8,729
04/30/88                                        8,468          8,867             8,826
05/31/88                                        8,344          8,737             8,903
06/30/88                                        8,722          9,133             9,312
07/31/88                                        8,670          9,078             9,276
08/31/88                                        8,525          8,927             8,961
09/30/88                                        8,927          9,347             9,343
10/31/88                                        8,927          9,347             9,602
11/30/88                                        9,084          9,512             9,465
12/31/88                                        9,091          9,520             9,631
01/31/89                                        9,091          9,520            10,336
02/28/89                                        9,708         10,165            10,078
03/31/89                                        9,720         10,178            10,313
04/30/89                                        9,720         10,178            10,848
05/31/89                                       10,317         10,803            11,288
06/30/89                                       10,697         11,201            11,223
07/31/89                                       10,697         11,201            12,237
08/31/89                                       11,650         12,199            12,477
09/30/89                                       11,794         12,350            12,425
10/31/89                                       11,817         12,374            12,137
11/30/89                                       11,899         12,460            12,385
12/31/89                                       12,345         12,927            12,682
01/31/90                                       11,320         11,854            11,831
02/28/90                                       11,426         11,965            11,984
03/31/90                                       11,851         12,409            12,301
04/30/90                                       11,508         12,050            11,994
05/31/90                                       12,619         13,214            13,163
06/30/90                                       12,599         13,193            13,074
07/31/90                                       12,374         12,957            13,032
08/31/90                                       11,067         11,589            11,854
09/30/90                                       10,528         11,024            11,276
10/31/90                                       10,303         10,789            11,228
11/30/90                                       10,865         11,377            11,953
12/31/90                                       11,288         11,819            12,287
01/31/91                                       11,866         12,426            12,822
02/28/91                                       12,571         13,163            13,739
03/31/91                                       12,926         13,535            14,072
04/30/91                                       13,191         13,813            14,106
05/31/91                                       13,721         14,368            14,715
06/30/91                                       12,840         13,445            14,041
07/31/91                                       13,701         14,347            14,695
08/31/91                                       13,916         14,572            15,044
09/30/91                                       13,728         14,375            14,792
10/31/91                                       13,953         14,610            14,991
11/30/91                                       13,080         13,696            14,386
12/31/91                                       14,438         15,118            16,032
01/31/92                                       15,297         16,018            15,734
02/28/92                                       15,556         16,289            15,939
03/31/92                                       14,856         15,557            15,628
04/30/92                                       14,979         15,685            16,087
05/31/92                                       14,843         15,542            16,166
06/30/92                                       13,771         14,420            15,925
07/31/92                                       14,334         15,009            16,577
08/31/92                                       13,744         14,391            16,237
09/30/92                                       13,784         14,433            16,428
10/31/92                                       14,449         15,130            16,485
11/30/92                                       15,404         16,129            17,044
12/31/92                                       15,775         16,519            17,254
01/31/93                                       16,298         17,066            17,398
02/28/93                                       16,312         17,081            17,635
03/31/93                                       17,189         17,999            18,007
04/30/93                                       16,796         17,587            17,571
05/31/93                                       18,178         19,035            18,040
06/30/93                                       18,253         19,113            18,093
07/31/93                                       18,004         18,853            18,020
08/31/93                                       19,013         19,909            18,702
09/30/93                                       19,542         20,462            18,559
10/31/93                                       20,056         21,001            18,943
11/30/93                                       20,165         21,115            18,763
12/31/93                                       20,651         21,624            18,990
01/31/94                                       21,889         22,920            19,635
02/28/94                                       21,341         22,346            19,103
03/31/94                                       20,521         21,488            18,272
04/30/94                                       21,182         22,180            18,506
05/31/94                                       21,795         22,822            18,808
06/30/94                                       21,010         22,000            18,347
07/31/94                                       21,547         22,563            18,949
08/31/94                                       22,858         23,936            19,724
09/30/94                                       22,768         23,841            19,243
10/31/94                                       23,195         24,288            19,674
11/30/94                                       22,736         23,807            18,957
12/31/94                                       22,703         23,773            19,238
01/31/95                                       22,869         23,946            19,736
02/28/95                                       23,466         24,572            20,504
03/31/95                                       23,657         24,772            21,109
04/30/95                                       24,292         25,436            21,729
05/31/95                                       24,909         26,083            22,612
06/30/95                                       25,527         26,730            23,136
07/31/95                                       25,930         27,152            23,902
08/31/95                                       26,652         27,908            23,962
09/30/95                                       27,683         28,988            24,973
10/31/95                                       27,340         28,628            24,883
11/30/95                                       28,226         29,556            25,973
12/31/95                                       28,437         29,777            26,474
01/31/96                                       29,198         30,574            27,374
02/28/96                                       29,458         30,846            27,629
03/31/96                                       29,760         31,162            27,894
04/30/96                                       30,393         31,825            28,305
05/31/96                                       31,101         32,566            29,034
06/30/96                                       31,676         33,169            29,145
07/31/96                                       30,461         31,896            27,858
08/31/96                                       30,779         32,229            28,446
09/30/96                                       32,677         34,216            30,045
10/31/96                                       33,728         35,274            30,874
11/30/96                                       36,264         37,908            33,205
12/31/96                                       35,546         37,126            32,548
01/31/97                                       37,578         39,251            34,578
02/28/97                                       37,728         39,385            34,852
03/31/97                                       36,203         37,764            33,423
04/30/97                                       37,232         38,815            35,415
05/31/97                                       39,697         41,366            37,568
06/30/97                                       41,275         43,012            39,251

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
division is doing fine. We're holding our position.
   PacifiCare discovered the HMO it acquired, FHP, was in worse financial shape than anticipated. That news sent the stock reeling. Nonetheless the company's long-term fundamentals remain unchanged and the merged company controls 25% of the Medicare market. I bought more PacifiCare on what I perceive to be a temporary setback.
   Advanta was overly aggressive in its strategy to pursue market share with low introductory rates. It now has $10 billion in credit card receivables issued to what turned out to be higher risk users. We still own Advanta, but it's the smallest position in our portfolio.
   Other than the preceding stories, the past six months have been characterized by quality companies, low turnover and more stocks that pleased than disappointed.
   Technology helped us outperform the peer group. Microsoft was one of our best performing stocks. So was Seagate, which we sold before the stock fell in the face of stiff competition and questions about overcapacity. Wal-Mart was another stock that did well for us. We bought it late in 1995 when it was trading at a price that underestimated its growth rate.
   As always, I'm trying to slowly work the cliche buy low and sell high. I added Hewlett Packard and 3Com because their price dipped and I like their

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 4.7%
  (Bank)
Kimberly-Clark Corp.  ............................................... 3.1
  (Manufacturing & Marketing Personal Care Products)
American Stores Co.  ................................................ 3.0
  (Retail Store)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Burlington Northern Santa Fe ........................................ 2.8
  (Railroad)
SmithKline Beecham, plc (ADR) ....................................... 2.5
  (Pharmaceuticals)
Intel Corp.  ........................................................ 2.5
  (Microcomputer Components Manufacturer)
Lockheed Martin Corp.  .............................................. 2.4
  (Aerospace/Defense)
Mobil Corp.  ........................................................ 2.4
  (Oil/Gas Exploration & Production)
Bell Atlantic Corp.  ................................................ 2.3
  (Telephone Company)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
3Com Corp.  ........................................................ $30,189
Lockheed Martin Corp.  .............................................. 27,078
Columbia/HCA Healthcare Corp.  ...................................... 26,538
Kimberly-Clark Corp.  ............................................... 22,984
First Data Corp.  ................................................... 22,951


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*ConAgra, Inc.  .................................................... $20,181
*Colgate-Palmolive Co.  ............................................. 19,340
*Seagate Technology, Inc.  .......................................... 18,580
*Motorola, Inc.  .................................................... 18,421
*Browning-Ferris Industries, Inc.  .................................. 18,019

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 7%
Health Care (Diversified) ................................................ 6
Computers (Software & Services) .......................................... 5
Retail (Food Chains) ..................................................... 5
Financial (Diversified) .................................................. 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE EQUITY FUND MANAGER (Continued) fundamentals. And I sold Browning Ferris, Seagate, ConAgra, Colgate when they hit our price objective.
   I've shifted our stake in the healthcare arena so that four of our six healthcare holdings are in drugs and drugstore-type products. Changes in medical practices, the aging of America, and the aid the FDA is giving to drug development have created a favorable environment for drug stocks. For example, we bought SmithKline Beecham because it had a good pipeline (drugs enroute for FDA approval) and a valuation that was below its peers. Indeed, SmithKline secured FDA approval for wider application of its hepatitis drugs and moved up 65% over the last 12 months.
   Chase Manhattan is still Equity Fund's largest holding, and the reason for holding it remains the same: cost cutting.
   Hartford Financial Services, Kimberly Clark, American Stores, Burlington Northern are names that are new to the top ten--but not to the Fund. Again, the main theme is cost cutting. The savings and earnings growth Kimberly and Burlington Northern can reap through their respective mergers are pretty easy to visualize. As well, we see Hartford, recently released from ITT, becoming leaner and meaner.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Large: ($4 Bil. and above)                88%
Medium: ($1 Bil. - $4 Bil.)                6%
Small: (Less than $1 Bil.)                 1%
Cash and Other:                            5%

   American Stores has clearly laid plans to consolidate buying and distribution, and bring its grocery and drugstore profit margins up to industry levels. We bought the stock believing it could raise its margins and, subsequently its stock price.
   I've made Lockheed Martin a top-ten holding purely because it's a major participant in the aerospace consolidation. And where there is consolidation there can be cost cutting.
   In summary, I think the market is expensive, and that perception has made me a very cost-conscious manager. I also believe, in spite of the high prices, there are values to be found and that you have hired me to find them. And so, I will continue forward, knowing you have hired me to invest your money in stocks, and making every effort not to pay too much for a stock in a market that seems overpriced.

/s/ Rich Meagley
Rich Meagley,
Equity Fund Manager
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.4%

AEROSPACE/DEFENSE - 2.4%
       300,000   Lockheed Martin Corp. .............................. $31,069

AUTO PARTS & EQUIPMENT - 2.0%
       740,000   Echlin, Inc. ........................................ 26,640

BANKS (MAJOR REGIONAL) - 2.1%
       420,000   NationsBank Corp. ................................... 27,090

BANKS (MONEY CENTER) - 4.7%
       635,000   Chase Manhattan Corp. ............................... 61,635

BEVERAGES (NON-ALCOHOLIC) - 1.4%
       500,000   PepsiCo, Inc. ....................................... 18,781

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.1%
       900,000   *Viacom, Inc. (Class B) ............................. 27,000

CHEMICALS - 1.6%
       330,000   Du Pont (E.I.)
                 de Nemours & Co. .................................... 20,749

COMPUTERS (HARDWARE) - 2.2%
       500,000   Hewlett-Packard Co. ................................. 28,000

COMPUTERS (NETWORKING) - 1.6%
       475,000   *3Com Corp. ......................................... 21,375

COMPUTERS (SOFTWARE & SERVICES) - 5.5%
       700,000   Electronic Data Systems Corp. ....................... 28,700
       165,000   Microsoft Corp. ..................................... 20,852
       400,000   Oracle Corp. ........................................ 20,150

ELECTRIC COMPANIES - 1.9%
     1,150,000   Houston Industries, Inc. ............................ 24,653

ELECTRICAL EQUIPMENT - 3.6%
       600,000   AMP, Inc. ........................................... 25,050
       340,000   General Electric Co. ................................ 22,227

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 2.5%
       225,000   Intel Corp. ........................................ $31,908

ENTERTAINMENT - 1.6%
       260,000   Walt Disney Co. ..................................... 20,865

FINANCIAL (DIVERSIFIED) - 4.9%
       460,000   Advanta Corp. (Class B) ............................. 16,416
       550,000   Federal Home Loan Mortgage Corp. .................... 18,906
       650,000   Federal National Mortgage Association ............... 28,356

HEALTH CARE (DIVERSIFIED) - 5.7%
       375,000   American Home Products Corp. ........................ 28,687
       300,000   Bristol-Myers Squibb Co. ............................ 24,300
       325,000   Johnson & Johnson ................................... 20,922

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 2.5%
       350,000   SmithKline Beecham, plc (ADR) ....................... 32,069

HEALTH CARE (HOSPITAL MANAGEMENT) - 4.3%
       760,000   Columbia/HCA Healthcare Corp. ....................... 29,878
       400,000   *PacifiCare Health Systems, Inc. (Class B) .......... 25,550

HOUSEHOLD PRODUCTS (NON-DURABLES) - 3.1%
       810,000   Kimberly-Clark Corp. ................................ 40,298

INSURANCE (MULTI-LINE) - 4.5%
       130,000   American International Group, Inc. .................. 19,419
       475,000   Hartford Financial Services Group, Inc. ............. 39,306

MANUFACTURING (DIVERSIFIED) - 3.9%
       275,000   AlliedSignal, Inc. .................................. 23,100
       450,000   Dover Corp. ......................................... 27,675

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                               SAFECO EQUITY FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 6.7%
       460,000   Exxon Corp. ........................................ $28,290
       440,000   Mobil Corp. ......................................... 30,745
       260,000   Texaco, Inc. ........................................ 28,275

OIL (INTERNATIONAL INTEGRATED) - 1.7%
       400,000   Royal Dutch Petroleum Co. (ADR) ..................... 21,750

PAPER & FOREST PRODUCTS - 1.6%
       300,000   Willamette Industries, Inc. ......................... 21,000

RAILROADS - 2.7%
       400,000   Burlington Northern Santa Fe ........................ 35,950

RETAIL (DEPARTMENT STORES) - 1.9%
       535,000   May Department Stores Co. ........................... 25,279

RETAIL (FOOD CHAINS) - 5.0%
       700,000   Albertson's, Inc. ................................... 25,550
       800,000   American Stores Co. ................................. 39,500

RETAIL (GENERAL MERCHANDISE) - 2.0%
       785,000   Wal-Mart Stores, Inc. ............................... 26,543

SERVICES (DATA PROCESSING) - 2.1%
       635,000   First Data Corp. .................................... 27,900
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.6%
       575,000   AT&T Corp. ....................................... $  20,161

TELEPHONE - 4.1%
       400,000   Bell Atlantic Corp. ................................. 30,350
       525,000   GTE Corp. ........................................... 23,034

TOBACCO - 1.9%
       550,000   Philip Morris Cos., Inc. ............................ 24,406
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,240,359
                                                                      -------

TEMPORARY INVESTMENTS - 4.7%

FINANCIAL (DIVERSIFIED)
   $61,445,000   Merrill Lynch & Co.
                 6.20%, due 7/01/97 .................................. 61,445
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 61,445
                                                                      -------
TOTAL INVESTMENTS - 100.1% ........................................ 1,301,804
Liabilities, less Other Assets ...................................... (1,276)
                                                                      -------
NET ASSETS ....................................................... $1,300,528
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ended June 30, the Fund returned 27.86% for the Advisor
Class A shares and 27.14% for the Advisor Class B shares, not including the effects of sales charges, versus 26.73%, the average for equity-income funds calculated by Lipper Analytical Services.
   During the most recent six months, SAFECO Income Fund returned 13.39% for Advisor Class A shares and 13.02% for Advisor Class B shares (returns do not include sales charges). While beating the peer group, the fund underperformed as the first quarter was marked by a few companies which disappointed investor expectations for revenues and earnings.
   Most notably, 3Com lost value on fears of competition and Advanta's share price sank as the company tried to grow its credit card business too fast.
                             [PHOTO OF THOMAS RATH]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        PERFORMANCE OVERVIEW --
      CLASS A AND CLASS B SHARES
      AVERAGE ANNUAL TOTAL RETURN
  FOR THE PERIOD ENDED JUNE 30, 1997

                                                                   With                                      Without
                                                           Sales Charge                                 Sales Charge
                                                 1 Year          5 Year           10 Year     1 Year          5 Year    10 Year
SAFECO Income Fund Class A                       22.11%          15.77%            10.89%     27.86%          16.85%     11.40%
SAFECO Income Fund Class B                       22.14%          16.50%            11.34%     27.14%          16.71%     11.34%
Investment Value As of June 30, 1997
SAFECO Income Fund Class A: $28,111
SAFECO Income Fund Class B: $29,269
S&P 500 Index: $39,251
With Sales Charge
                                                 SAFECO          SAFECO
                                            Income Fund     Income Fund
                                                Class A         Class B     S&P 500 Index
06/30/87                                         $9,550         $10,000           $10,000
07/31/87                                          9,817          10,280            10,507
08/31/87                                          9,817          10,280            10,899
09/30/87                                         10,114          10,591            10,660
10/31/87                                          7,964           8,339             8,364
11/30/87                                          7,964           8,339             7,675
12/31/87                                          7,924           8,297             8,259
01/31/88                                          7,924           8,297             8,607
02/28/88                                          8,413           8,809             9,008
03/31/88                                          8,716           9,127             8,729
04/30/88                                          8,716           9,127             8,826
05/31/88                                          8,811           9,227             8,903
06/30/88                                          9,232           9,667             9,312
07/31/88                                          9,252           9,688             9,276
08/31/88                                          9,097           9,526             8,961
09/30/88                                          9,359           9,800             9,343
10/31/88                                          9,359           9,800             9,602
11/30/88                                          9,502           9,950             9,465
12/31/88                                          9,428           9,872             9,631
01/31/89                                          9,428           9,872            10,336
02/28/89                                          9,852          10,316            10,078
03/31/89                                          9,894          10,361            10,313
04/30/89                                          9,894          10,361            10,848
05/31/89                                         10,270          10,754            11,288
06/30/89                                         10,591          11,090            11,223
07/31/89                                         10,591          11,090            12,237
08/31/89                                         11,230          11,760            12,477
09/30/89                                         11,324          11,858            12,425
10/31/89                                         10,897          11,411            12,137
11/30/89                                         11,021          11,541            12,385
12/31/89                                         11,240          11,769            12,682
01/31/90                                         10,672          11,175            11,831
02/28/90                                         10,721          11,226            11,984
03/31/90                                         10,802          11,311            12,301
04/30/90                                         10,397          10,887            11,994
05/31/90                                         10,944          11,460            13,163
06/30/90                                         10,900          11,414            13,074
07/31/90                                         10,706          11,210            13,032
08/31/90                                          9,913          10,380            11,854
09/30/90                                          9,505           9,953            11,276
10/31/90                                          9,277           9,714            11,228
11/30/90                                          9,844          10,308            11,953
12/31/90                                         10,031          10,504            12,287
01/31/91                                         10,421          10,912            12,822
02/28/91                                         11,021          11,541            13,739
03/31/91                                         11,189          11,716            14,072
04/30/91                                         11,310          11,843            14,106
05/31/91                                         11,652          12,201            14,715
06/30/91                                         11,359          11,894            14,041
07/31/91                                         11,682          12,232            14,695
08/31/91                                         12,036          12,603            15,044
09/30/91                                         12,018          12,584            14,792
10/31/91                                         12,143          12,715            14,991
11/30/91                                         11,642          12,190            14,386
12/31/91                                         12,364          12,946            16,032
01/31/92                                         12,459          13,046            15,734
02/28/92                                         12,498          13,087            15,939
03/31/92                                         12,378          12,961            15,628
04/30/92                                         12,739          13,340            16,087
05/31/92                                         12,860          13,466            16,166
06/30/92                                         12,906          13,515            15,925
07/31/92                                         13,386          14,017            16,577
08/31/92                                         13,289          13,915            16,237
09/30/92                                         13,430          14,063            16,428
10/31/92                                         13,182          13,804            16,485
11/30/92                                         13,521          14,158            17,044
12/31/92                                         13,782          14,431            17,254
01/31/93                                         14,082          14,746            17,398
02/28/93                                         14,350          15,026            17,635
03/31/93                                         14,836          15,535            18,007
04/30/93                                         14,633          15,323            17,571
05/31/93                                         14,827          15,526            18,040
06/30/93                                         14,904          15,607            18,093
07/31/93                                         14,827          15,526            18,020
08/31/93                                         15,314          16,036            18,702
09/30/93                                         15,357          16,081            18,559
10/31/93                                         15,625          16,361            18,943
11/30/93                                         15,435          16,162            18,763
12/31/93                                         15,511          16,242            18,990
01/31/94                                         16,018          16,773            19,635
02/28/94                                         15,660          16,398            19,103
03/31/94                                         15,113          15,826            18,272
04/30/94                                         15,290          16,011            18,506
05/31/94                                         15,299          16,020            18,808
06/30/94                                         15,075          15,785            18,347
07/31/94                                         15,539          16,272            18,949
08/31/94                                         16,031          16,787            19,724
09/30/94                                         15,814          16,559            19,243
10/31/94                                         15,786          16,530            19,674
11/30/94                                         15,227          15,945            18,957
12/31/94                                         15,342          16,065            19,238
01/31/95                                         15,731          16,473            19,736
02/28/95                                         16,223          16,987            20,504
03/31/95                                         16,683          17,469            21,109
04/30/95                                         17,040          17,843            21,729
05/31/95                                         17,537          18,363            22,612
06/30/95                                         17,754          18,590            23,136
07/31/95                                         18,446          19,316            23,902
08/31/95                                         18,579          19,455            23,962
09/30/95                                         19,142          20,044            24,973
10/31/95                                         18,932          19,824            24,883
11/30/95                                         19,593          20,516            25,973
12/31/95                                         19,999          20,942            26,474
01/31/96                                         20,639          21,611            27,374
02/28/96                                         20,690          21,665            27,629
03/31/96                                         20,935          21,922            27,894
04/30/96                                         21,017          22,008            28,305
05/31/96                                         21,713          22,736            29,034
06/30/96                                         21,985          23,021            29,145
07/31/96                                         21,365          22,372            27,858
08/31/96                                         21,768          22,794            28,446
09/30/96                                         22,774          23,847            30,045
10/31/96                                         23,604          24,705            30,874
11/30/96                                         24,855          25,990            33,205
12/31/96                                         24,790          25,898            32,548
01/31/97                                         25,775          26,928            34,578
02/28/97                                         25,810          26,952            34,852
03/31/97                                         24,841          25,931            33,423
04/30/97                                         25,194          26,275            35,415
05/31/97                                         26,997          28,135            37,568
06/30/97                                         28,111          29,269            39,251

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE INCOME FUND MANAGER (Continued)

   Of late, investors appear to be casting about from sector to sector in search of strong relative earnings and, at the same time, driving a select group of large, high-quality, consistent-growth companies to valuation extremes. It was a period in which market leadership narrowed and larger company stocks outperformed smaller company stocks.
   As valuations have climbed to extreme levels relative to interest rates and the earnings outlook, I have become increasingly cautious about the outlook for the stock market. The strong rally we enjoyed in the second quarter was driven in a large part by a fairly dramatic decline in long-term interest rates. I am concerned that stock prices will suffer should interest rates reverse and move higher.
   In this environment, I have become more conservative in selecting companies and securities for investment. There has been greater emphasis in the Fund on current dividend yield and less emphasis on technology sector investments. However, companies that provide computer-based services for others have underperformed the market and look attractive at current prices. Hence, I'm looking for good

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Broadcasting Co. 7.00% Convertible ...................... 3.4%
  (Radio Stations)
First Financial Management
  5.00%, due 12/15/99 ............................................... 3.2
  (Information Processor)
American Home Products Corp.  ....................................... 3.0
  (Pharmaceuticals)
Philip Morris Cos., Inc.  ........................................... 2.9
  (Food, Beverage & Tobacco Company)
MICROS Systems, Inc.  ............................................... 2.8
  (Electronic Cash Register Manufacturer)
Mobil Corp.  ........................................................ 2.8
  (Oil/Gas Exploration & Production)
J.C. Penney Co., Inc.  .............................................. 2.5
  (Department Store)
Texaco, Inc.  ....................................................... 2.5
  (Oil Company)
Hartford Financial Services Group, Inc. ............................. 2.3
  (Insurance Company)
Washington Mutual Savings Bank ...................................... 2.3
  (Savings & Loan)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Chancellor Broadcasting Co. 7.00% Convertible ....................... $8,770
Lockheed Martin Corp.  ............................................... 6,569
Mobil Corp.  ......................................................... 6,522
Unisource Worldwide, Inc.  ........................................... 6,123
MICROS Systems, Inc.  ................................................ 5,490


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Seagate Technology, Inc.  ......................................... $12,948
Philip Morris Cos., Inc.  ............................................ 8,801
*Colgate-Palmolive Co.  .............................................. 7,168
*Xilinx, Inc. 5.25% 11/1/02 (144A) ................................... 5,740
*American List Corp.  ................................................ 4,870

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 8%
Financial (Diversified) .................................................. 8
Tobacco .................................................................. 5
Health Care (Diversified) ................................................ 4
Telephone ................................................................ 4
----------------------------------------------------------------------------
* Security sold, no longer in portfolio

------------------------------------------------------------------
------------------------------------------------------------------

things from our holdings in First Data Corporation, EDS and Automatic Data Processing.
   I continue to seek high-quality companies with dominant market positions, strong balance sheets and cash flow, attractive earnings growth prospects, and reasonable stock prices. I recently found these traits-- and purchased them for the Fund--in First Industrial Realty Trust, which specializes in industrial properties; Bristol-Myers Squibb, which was cheap relative to other drug stocks and benefiting from new financial leadership; Weyerhaeuser, because paper prices have been depressed and are ready to recover; and Stage Stores, a small company that is finding success operating department stores in smaller markets.
   It seems the higher up the capitalization chain you go, the harder it is to find value. In fact, I am finding small companies far more attractive than large companies these days, and consequently about 21% of net assets are currently invested in smaller companies. Our top ten holdings contain two small caps that contributed significantly to returns: Chancellor Broadcasting, an owner of radio stations, and MICROS Systems, a software company that serves the hospitality industry.
   SAFECO Income Fund invests in convertible securities for their rich dividends. During the period, I initiated new convertible positions in Adaptec, HMT Technologies, Chancellor Broadcasting,
Checkpoint systems and IKON Office Solutions. However, it has been hard to find other high-yielding securities in which to invest. At
June 30, our cash had climbed to 6.7% of net assets. The remaining net assets were 69.3% invested in common stocks, and 24.4% in convertible securities.
   The Income Fund continues to be well diversified, representing all economic sectors and companies with market capitalizations ranging from very large to very small. Going forward, I will continue to position the Fund somewhat defensively with high-quality, consistently growing companies.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Common Stocks
Large: ($4 Bil. and above)                52%
Medium: ($1 Bil. - $4 Bil.)                5%
Small: (Less than $1 Bil.)                12%
Preferred Stocks:                         14%
Corporate Bonds:                          10%
Cash and Other:                            7%

/s/ Thomas E. Rath
Thomas E. Rath,
Income Fund Manager
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 69.3%

AEROSPACE/DEFENSE - 2.2%
        75,000   Lockheed Martin Corp. .............................. $ 7,767

BANKS (MAJOR REGIONAL) - 3.5%
        45,674   NationsBank Corp. .................................... 2,946
        46,100   Norwest Corp. ........................................ 2,593
       105,000   US Bancorp ........................................... 6,733

BANKS (MONEY CENTER) - 1.9%
        70,000   Chase Manhattan Corp. ................................ 6,794

COMPUTERS (HARDWARE) - 2.8%
       234,100   *MICROS Systems, Inc. ................................ 9,832

COMPUTERS (SOFTWARE & SERVICES) - 0.8%
        70,000   Electronic Data Systems Corp. ........................ 2,870

ELECTRIC COMPANIES - 2.8%
       220,000   Houston Industries, Inc. ............................. 4,716
       125,000   NIPSCO Industries, Inc. .............................. 5,164

ELECTRICAL EQUIPMENT - 3.0%
       155,000   AMP, Inc. ............................................ 6,471
        60,000   General Electric Co. ................................. 3,923

FINANCIAL (DIVERSIFIED) - 3.5%
       140,000   Federal National Mortgage Association ................ 6,108
       327,500   Medallion Financial Corp. ............................ 6,264

FOODS - 1.9%
        12,400   CPC International, Inc. .............................. 1,145
        85,000   ConAgra, Inc. ........................................ 5,451

HEALTH CARE (DIVERSIFIED) - 4.2%
       140,000   American Home Products Corp. ........................ 10,710
        50,000   Bristrol-Myers Squibb Co. ............................ 4,050

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 0.9%
        30,000   Merck and Co., Inc. ................................. $3,105

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.9%
       135,000   Kimberly-Clark Corp. ................................. 6,716

INSURANCE (MULTI-LINE) - 2.4%
       100,000   Hartford Financial Services Group, Inc. .............. 8,275

MANUFACTURING (DIVERSIFIED) - 1.9%
        65,000   Minnesota Mining & Manufacturing Co. ................. 6,630

NATURAL GAS - 1.0%
       135,000   Northwest Natural Gas Co. ............................ 3,535

OFFICE EQUIPMENT & SUPPLIES - 1.8%
       400,000   Unisource Worldwide, Inc. ............................ 6,400

OIL (DOMESTIC INTEGRATED) - 7.0%
       100,000   Exxon Corp. .......................................... 6,150
       140,000   Mobil Corp. .......................................... 9,783
        80,000   Texaco, Inc. ......................................... 8,700

OIL (INTERNATIONAL INTEGRATED) - 1.5%
       100,000   Royal Dutch Petroleum Co. (ADR) ...................... 5,438

OIL & GAS (EXPLORATION & PRODUCTION) - 0.3%
        22,000   *Nuevo Energy Co. ...................................... 902

PAPER & FOREST PRODUCTS - 1.0%
        70,000   Weyerhaeuser Co. ..................................... 3,640

PERSONAL CARE - 1.1%
        74,600   International Flavors & Fragrances, Inc. ............. 3,767

RAILROADS - 2.1%
       126,434   GATX Corp. ........................................... 7,302

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
REAL ESTATE--NON-AFFILIATED - 2.3%
       105,000   First Industrial Realty Trust, Inc. ................ $ 3,071
       148,600   Omega Healthcare Investors, Inc. ..................... 4,857

RETAIL (DEPARTMENT STORES) - 2.5%
       170,000   J.C. Penney Co., Inc. ................................ 8,872

RETAIL (FOOD CHAINS) - 1.0%
        70,000   American Stores Co. .................................. 3,456

RETAIL (SPECIALTY--APPAREL) - 1.4%
       191,400   Stage Stores, Inc. ................................... 5,000

SAVINGS & LOAN COMPANIES - 2.3%
       136,642   Washington Mutual Savings Bank ....................... 8,164

SERVICES (COMMERCIAL & CONSUMER) - 0.7%
       274,600   *Ultrak, Inc. ........................................ 2,437

TELECOMMUNICATIONS (LONG DISTANCE) - 0.9%
        90,000   AT&T Corp. ........................................... 3,156

TELEPHONE - 2.0%
       160,000   GTE Corp. ............................................ 7,020

TOBACCO - 4.9%
       229,000   Philip Morris Cos., Inc. ............................ 10,162
       215,000   RJR Nabisco Holdings Corp. ........................... 7,095

WASTE MANAGEMENT - 1.8%
       275,900   Landauer, Inc. ....................................... 6,397
                                                                       ------
TOTAL COMMON STOCKS ................................................. 243,567
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCKS - 14.1%

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.4%
       170,000   Chancellor Broadcasting Co. 7.00% Convertible ...... $11,815

COMPUTERS (NETWORKING) - 1.1%
       100,000   #Vanstar Financing Trust 6.75% Convertible (144A) .... 3,950

CONTAINERS (METAL & GLASS) - 1.8%
       125,000   Crown Cork & Seal 4.50% Convertible .................. 6,313

FINANCIAL (DIVERSIFIED) - 1.5%
       150,000   Advanta Corp. Class B Series 95 SAILS ................ 5,137

INSURANCE (LIFE/HEALTH) - 1.1%
        52,000   American Banks Insurance Series B Convertible ........ 3,744

OFFICE EQUIPMENT & SUPPLIES - 1.1%
        60,000   IKON Office Solutions, Inc. 5.04% Convertible ........ 3,862

OIL & GAS (EXPLORATION & PRODUCTION) - 0.6%
        44,800   Nuevo Energy Co. $2.875 Convertible .................. 2,140

TELEPHONE - 2.0%
       115,400   Salomon, Inc. 6.25% Exchangeable Convertible to Cincinnati
                 Bell, Inc. ........................................... 7,371

WASTE MANAGEMENT - 1.5%
       160,000   Browning Ferris Industries, Inc. 7.25% "ACES" ........ 5,320
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 49,652
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                               SAFECO INCOME FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 10.3%

CONVERTIBLE SUBORDINATED DEBENTURES:

AIRLINES - 0.4%
    $1,605,000   Alaska Air Group, Inc. 6.875%, due 6/15/14 ......... $ 1,585

BIOTECHNOLOGY - 0.8%
     2,400,000   Bindley Western Industries, Inc. 6.50%, due
                 10/01/02 ............................................. 2,751

COMPUTERS (HARDWARE) - 1.1%
     1,000,000   HMT Technology 5.75%, due 1/15/04 ...................... 825
     3,500,000   #HMT Technology (144A) 5.75%, due 1/15/04 ............ 2,887

ELECTRONICS (SEMICONDUCTORS) - 0.8%
     3,000,000   #Adaptec, Inc. (144A) 4.75%, due 2/01/04 ............. 2,966

FINANCIAL (DIVERSIFIED) - 3.2%
     5,500,000   First Financial Management Convertible to First Data Corp.
                 5.00%, due 12/15/99 ................................. 11,172

OIL (DOMESTIC INTEGRATED) - 1.2%
     2,500,000   Pennzoil Co. 6.50%, due 1/15/03 ...................... 4,375

PUBLISHING - 0.9%
     3,000,000   #Thomas Nelson, Inc. (144A) 5.75%, due 11/30/99 ...... 3,075

RETAIL (BUILDING SUPPLIES) - 1.0%
     3,000,000   Home Depot, Inc. 3.25%, due 10/01/01 ................. 3,390

SERVICES (COMMERCIAL & CONSUMER) - 0.9%
     3,000,000   #Checkpoint Systems (144A) 5.25%, due 11/01/05 ....... 3,184
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 36,210
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 6.7%

INVESTMENT COMPANIES:
   $17,666,842   SSgA Money Market Portfolio ....................... $ 17,667
     6,067,107   SSgA U.S. Treasury Money Market Portfolio ............ 6,067
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 23,734
                                                                       ------
TOTAL INVESTMENTS - 100.4% .......................................... 353,163
Liabilities, less Other Assets ...................................... (1,513)
                                                                       ------
NET ASSETS ......................................................... $351,650
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". At June 30, 1997, such securities are HMT Technology
  (144A) at 5.75%, acquired 1/14/97, due 1/15/04, Adaptec, Inc. (144A) at 4.75%,
  acquired 6/11/97, due 2/01/04, Checkpoint Systems (144A) at 5.25%, acquired 3/12/97, due 11/01/05 and Thomas Nelson, Inc. (144A) at 5.75%, acquired 9/19/96, due 11/30/99. The cost of such securities is $12,755,625 and total value is 3.6% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Returning 22.18% for Advisor Class A shares and 21.52% for Advisor Class B shares (not including sales charges), the SAFECO Northwest Fund lagged the growth fund peer group at 23.96% for the year ended June 30, according to Lipper Analytical Services.
                            [PHOTO OF BILL WHITLOW]

   By migrating to larger companies, however, we've closed the performance gap:
For the quarter just ended, the fund returned 16.68% for Class A shares and 16.54% for Class B shares (not including sales charges), while the growth peer group delivered 15.82% according to Lipper Analytical Services.
   Clearly the quarter and year have belonged to large cap stocks. Since becoming Fund Manager in April, I've jettisoned the small companies that held us under the broad market and re-invested in larger capitalization companies.
   Within the Northwest Universe, only 11 stocks are over $4 billion in market capitalization

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PERFORMANCE OVERVIEW --
Class A and Class B Shares
Average Annual Total Return
for the period ended June 30, 1997
                                                                   With                                       Without
                                                           Sales Charge                                  Sales Charge
                                                                                    Since                                   Since
                                                  1 Year         5 Year         Inception       1 Year         5 Year   Inception
SAFECO Northwest Fund Class A                     16.68%         12.55%            12.24%       22.18%         13.59%      13.06%
SAFECO Northwest Fund Class B                     16.52%         13.22%            12.96%       21.52%         13.47%      12.96%
Investment Value As of June 30, 1997
SAFECO Northwest Fund Class A: $20,773*
SAFECO Northwest Fund Class B: $21,636
S&P 500 Index: $28,568
Composite NW 50TM Index: $26,156
*The funds inception was February 7,
1991. Graph and average annual return
comparison begins February 28, 1991.
With Sales Charge
                                                  SAFECO         SAFECO
                                               Northwest      Northwest                      Composite
                                                    Fund           Fund                          NW 50
                                                 Class A        Class B     S&P 500 Index        Index
02/28/91                                          $9,550        $10,000           $10,000      $10,000
03/31/91                                           9,832         10,295            10,242       10,409
04/30/91                                          10,120         10,597            10,267       10,666
05/31/91                                          10,465         10,958            10,710       11,305
06/30/91                                           9,853         10,317            10,220       10,552
07/31/91                                          10,440         10,932            10,696       11,063
08/31/91                                          10,873         11,385            10,949       11,510
09/30/91                                          10,606         11,106            10,766       11,292
10/31/91                                          10,500         10,995            10,911       11,285
11/30/91                                           9,854         10,318            10,471       10,836
12/31/91                                          11,052         11,573            11,669       12,133
01/31/92                                          11,529         12,072            11,452       12,767
02/28/92                                          11,898         12,459            11,601       12,958
03/31/92                                          11,637         12,185            11,375       12,545
04/30/92                                          11,228         11,757            11,709       11,973
05/31/92                                          11,345         11,879            11,766       11,865
06/30/92                                          10,987         11,504            11,591       11,450
07/31/92                                          11,240         11,769            12,065       11,567
08/31/92                                          10,938         11,453            11,818       11,250
09/30/92                                          11,394         11,931            11,957       11,693
10/31/92                                          11,774         12,329            11,998       12,156
11/30/92                                          12,272         12,850            12,406       12,701
12/31/92                                          12,608         13,202            12,558       12,725
01/31/93                                          12,658         13,255            12,663       12,821
02/28/93                                          12,037         12,605            12,835       12,420
03/31/93                                          12,508         13,097            13,106       12,932
04/30/93                                          11,997         12,563            12,789       12,641
05/31/93                                          12,258         12,835            13,130       12,953
06/30/93                                          12,143         12,715            13,169       12,675
07/31/93                                          12,042         12,610            13,116       12,220
08/31/93                                          12,383         12,966            13,612       12,721
09/30/93                                          12,374         12,957            13,508       12,434
10/31/93                                          12,534         13,125            13,787       12,881
11/30/93                                          12,585         13,178            13,656       13,158
12/31/93                                          12,738         13,338            13,821       13,334
01/31/94                                          12,963         13,574            14,291       13,737
02/28/94                                          13,290         13,917            13,904       13,941
03/31/94                                          12,728         13,327            13,299       13,449
04/30/94                                          12,697         13,295            13,470       13,409
05/31/94                                          12,892         13,499            13,689       13,611
06/30/94                                          12,562         13,154            13,354       13,198
07/31/94                                          12,746         13,347            13,792       13,300
08/31/94                                          13,320         13,948            14,356       14,068
09/30/94                                          13,016         13,629            14,005       13,530
10/31/94                                          12,892         13,499            14,319       13,449
11/30/94                                          12,571         13,164            13,798       13,209
12/31/94                                          12,540         13,131            14,002       13,281
01/31/95                                          12,695         13,294            14,365       13,224
02/28/95                                          13,016         13,629            14,924       13,668
03/31/95                                          13,451         14,085            15,364       14,102
04/30/95                                          13,627         14,269            15,816       14,526
05/31/95                                          13,834         14,486            16,458       14,528
06/30/95                                          14,516         15,200            16,840       15,409
07/31/95                                          15,273         15,992            17,397       15,993
08/31/95                                          15,407         16,133            17,440       16,299
09/30/95                                          15,490         16,220            18,176       16,897
10/31/95                                          15,307         16,029            18,111       16,507
11/30/95                                          15,275         15,995            18,904       16,753
12/31/95                                          15,070         15,780            19,269       16,957
01/31/96                                          15,213         15,930            19,924       17,518
02/28/96                                          15,677         16,415            20,110       17,921
03/31/96                                          16,625         17,409            20,303       17,826
04/30/96                                          17,078         17,882            20,602       18,898
05/31/96                                          17,365         18,183            21,132       19,204
06/30/96                                          17,003         17,804            21,213       19,123
07/31/96                                          16,197         16,960            20,276       18,188
08/31/96                                          16,716         17,503            20,704       19,088
09/30/96                                          16,978         17,778            21,868       19,583
10/31/96                                          16,547         17,314            22,471       19,446
11/30/96                                          17,274         18,062            24,168       20,852
12/31/96                                          17,323         18,101            23,689       21,348
01/31/97                                          18,580         19,404            25,168       22,302
02/28/97                                          18,580         19,391            25,366       22,719
03/31/97                                          17,804         18,565            24,326       22,097
04/30/97                                          18,432         19,211            25,776       23,084
05/31/97                                          19,652         20,475            27,343       24,975
06/30/97                                          20,773         21,636            28,568       26,156

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               REPORT FROM THE NORTHWEST FUND MANAGER (Continued) and we now own seven of them. These large companies--especially Microsoft and Washington Mutual--helped us outperform in the last three months.
   Washington Mutual, aided by its acquisition of Great Western Savings, significantly outperformed the S&P. Our overweighting in financials gave performance a further boost as banks and savings and loans in general continued to benefit by low interest rates, consolidation and a strong Northwest economy during the period.
   Managing the Northwest Fund, I won't be timing the market or making big sector bets. I'll just work to pick good stocks. I'll do that using intuition I've built on 21 years of experience, and the SAFECO research team.
   Only one of my stock picking rules is hard and fast: I only buy companies that I, or one of our researchers, has visited and know well. Other than that, I favor companies with valuations that are low compared to their industry group or their own historical range and that have good earnings outlooks.
   I plan to hold 30 to 40 stocks of mid-to-large companies, giving the heaviest weightings to industries that drive the Northwest economy. That'd be export-related companies, technology and health-care. Indeed, the most

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 6.3%
  (Personal Computer Software)
Washington Mutual Savings Bank ...................................... 5.0
  (Savings & Loan)
Schnitzer Steel Industries, Inc.  ................................... 4.4
  (Steel Manufacturing)
Boeing Co.  ......................................................... 4.4
  (Aerospace)
Costco Companies, Inc.  ............................................. 4.0
  (Wholesale Membership Warehouse)
Starbucks Corp.  .................................................... 3.7
  (Beverage Retailer)
Sterling Financial Corp.  ........................................... 3.7
  (Savings & Loan Holding Co.)
Albertson's, Inc.  .................................................. 3.5
  (Retail Grocer)
Alaska Air Group, Inc.  ............................................. 3.2
  (Airlines)
Emeritus Corp.  ..................................................... 3.1
  (Health Care)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Alaska Air Group, Inc.  ............................................. $1,652
Oregon Metallurgical Corp.  .......................................... 1,617
PacifiCare Health Systems, Inc. (Class B) ............................ 1,573
Hewlett-Packard Co.  ................................................. 1,553
Physio-Control International Corp.  .................................. 1,490


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
US Bancorp .......................................................... $1,750
*Monaco Coach Corp.  ................................................. 1,208
Microsoft Corp.  ..................................................... 1,177
*Flir Systems, Inc.  ................................................. 1,095
*Airborne Freight Corp.  ............................................... 828

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Savings & Loan Companies ............................................... 12%
Banks (Major Regional) ................................................... 9
Iron & Steel ............................................................. 8
Computer (Software & Services) ........................................... 7
Aerospace/Defense ........................................................ 7
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------
substantial additions I've made were to technology and healthcare.
   From computer hardware and software to biotech and telecommunications, there is no doubt that developing technology is this region's strong suit. For that reason, our largest position is Microsoft. I don't think there's a more powerful company in the Northwest. However, I bought more Hewlett Packard to further expose the Fund to this growing sector.
   And, after visiting, I added Physio-Control to our portfolio. Physio's defibrillators are well-positioned in the marketplace and its stock price was right. I also added Pacificare a health maintenance organization that controls 25% of the Medicare market. Pacificare's stock price slipped on disappointing earnings, and it was simply a matter of "When bad things happen to good companies, we buy them."
   I also started a position in Alaska Airlines, a company I have followed for two decades. Alaska is American's top rated airline and people on the West Coast have money to fly it.
   I added to our position in Expeditors International to capitalize on the geographic advantage it has in international trade. Schnitzer Steel, even though it lagged the broad market, is also an export play. Schnitzer will gain with growth of scrap steel exports to the Pacific Rim.
   Finally the requisite Boeing discussion: Boeing is not only at a positive point in its business cycle, the company is reinventing itself. Acquiring McDonnell Douglas and Rockwell and increasing its airplane maintenance business, Boeing will achieve a better business mix. The company stands to become less cyclical and even more formidable.
   In addition to investing in areas where we expect growth, I'm investing only in companies that we know. Such intimacy helps me know when to buy and when to sell a stock. In general, I will sell when a stock has reached our price target, the fundamentals have deteriorated, or to raise cash to invest in a better opportunity.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Large: ($4 Bil. and above)                42%
Medium: ($1 Bil. - $4 Bil.)               14%
Small: (Less than $1 Bil.)                43%
Cash and Other:                            1%

   Right now, I see the Northwest itself as a better opportunity. As far as the economists' eyes can see, our regional economy is set to outperform the national economy, which should benfit the Northwest Fund.

/s/ Bill Whitlow
Bill Whitlow,
Northwest Fund Manager
-------------------------------

Bill Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.6%

AEROSPACE/DEFENSE - 6.7%
        44,200   Boeing Co. .......................................... $2,345
        21,000   Precision Castparts Corp. ............................ 1,252

AIR FREIGHT - 2.0%
        37,200   Expeditors International of Washington, Inc. ......... 1,055

AIRLINES - 3.2%
        67,000   *Alaska Air Group, Inc. .............................. 1,717

BANKS (MAJOR REGIONAL) - 8.6%
        22,620   *Cascade Bancorp ....................................... 905
        65,915   Northrim Bank .......................................... 725
        25,000   US Bancorp ........................................... 1,603
        43,975   West Coast Bancorp, Inc. ............................. 1,374

BEVERAGES (ALCOHOLIC) - 0.8%
        58,200   *Redhook Ale Brewery, Inc. ............................. 407

BUILDING MATERIALS - 1.7%
        40,000   TJ International, Inc. ................................. 940

CHEMICALS (DIVERSIFIED) - 1.0%
       225,200   *Consep, Inc. .......................................... 563

COMPUTERS (HARDWARE) - 4.7%
        30,000   Hewlett-Packard Co. .................................. 1,680
        40,000   Sequent Computer Systems, Inc. ......................... 843

COMPUTERS (SOFTWARE & SERVICES) - 6.7%
        27,500   *Mentor Graphics Corp. ................................. 254
        26,600   *Microsoft Corp. ..................................... 3,362

ELECTRIC COMPANIES - 3.4%
        62,600   Houston Industries, Inc. ............................. 1,342
        12,000   Public Service Co. of Colorado ......................... 498

ELECTRICAL EQUIPMENT - 2.3%
        29,000   AMP, Inc. ............................................ 1,211

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 5.4%
        11,200   *Intel Corp. ........................................ $1,588
        23,000   *Lattice Semiconductor Corp. ......................... 1,300

FOOTWEAR - 2.2%
        20,000   NIKE, Inc. ........................................... 1,167

HEALTH CARE (LONG TERM CARE) - 4.6%
        29,200   *Assisted Living Concepts, Inc. ........................ 807
       114,600   *Emeritus Corp. ...................................... 1,690

HEALTH CARE (HOSPITAL MANAGEMENT) - 2.7%
        23,000   *PacifiCare Health Systems, Inc. (Class B) ........... 1,469

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.0%
       107,000   *Physio-Control International Corp. .................. 1,605

IRON & STEEL - 7.9%
        50,000   *Oregon Metallurgical Corp. .......................... 1,406
        23,100   Oregon Steel Mills, Inc. ............................... 461
        80,000   Schnitzer Steel Industries, Inc. ..................... 2,380

NATURAL GAS - 0.9%
        30,400   Cascade Natural Gas Corp. .............................. 498

RAILROADS - 3.0%
        18,000   Burlington Northern Santa Fe ......................... 1,618

RESTAURANTS - 3.7%
        51,000   Starbucks Corp. ...................................... 1,986

RETAIL (DEPARTMENT STORES) - 1.4%
        15,600   Nordstrom, Inc. ........................................ 765

RETAIL (FOOD CHAINS) - 3.7%
        51,500   Albertson's, Inc. .................................... 1,880
         2,284   *Quality Food Centers, Inc. ............................. 87

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (GENERAL MERCHANDISE) - 4.0%
        65,600   Costco Companies, Inc. ............................. $ 2,157

RETAIL (SPECIALTY) - 3.1%
        73,000   *Hollywood Entertainment Corp. ....................... 1,670

SAVINGS & LOAN COMPANIES - 11.9%
        33,000   Interwest Savings Bank ............................... 1,304
       106,000   *Sterling Financial Corp. ............................ 1,974
        45,200   Washington Mutual Savings Bank ....................... 2,701
        19,829   WesterFed Financial Corp. .............................. 406
                                                                        -----
TOTAL COMMON STOCKS .................................................. 52,995
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 1.5%

INVESTMENT COMPANIES:
      $834,138   SSgA Money Market Portfolio ......................... $  834
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 834
                                                                        -----
TOTAL INVESTMENTS - 100.1% ........................................... 53,829
Liabilaties, less Other Assets ......................................... (72)
                                                                        -----
NET ASSETS .......................................................... $53,757
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Balanced Fund returned 17.79% for Advisor Class A shares and 16.93% for Advisor Class B shares (not including the effects of sales charges) for the year ending June 30, 1997. The Fund slightly underperformed the 19.41% Lipper Analytical Service average for balanced funds. For the six months the Fund returned 9.42% for Class A shares, and 9.42% for Class B shares, while the peer group posted a 10.21% total return.
                          [PHOTO OF MICHAEL C. KNEBEL]

   There are three main reasons the Balanced Fund lagged. The first is asset allocation. For most of the past year, our allocation to equities was a conservative 55%. In a 12-month period in which the S&P 500 returned 34.68% and the Lehman Brothers Government Corporate Bond Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           PERFORMANCE OVERVIEW --
         CLASS A AND CLASS B SHARES
         AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIOD ENDED JUNE 30, 1997

                                                With Sales Charge                      Without Sales Charge
                                                           1 Year   Since Inception                  1 Year   Since Inception
SAFECO Balanced Fund Class A                               12.49%            11.29%                  17.79%            14.97%
SAFECO Balanced Fund Class B                               11.93%            11.69%                  16.93%            14.38%
Investment Value As of June 30, 1997
SAFECO Balanced Fund Class A: $11,637*
SAFECO Balanced Fund Class B: $11,696
S&P 500 60% Lehman Brothers 40%: $12,691
With Sales Charge
                                                           SAFECO            SAFECO
                                                    Balanced Fund     Balanced Fund             S&P 500 60%
                                                          Class A           Class B     Lehman Brothers 40%
01/30/96                                                   $9,550           $10,000                 $10,000
02/28/96                                                    9,502             9,950                   9,971
03/31/96                                                    9,566            10,017                   9,995
04/30/96                                                    9,624            10,077                  10,056
05/31/96                                                    9,758            10,218                  10,204
06/30/96                                                    9,879            10,345                  10,282
07/31/96                                                    9,657            10,112                  10,019
08/31/96                                                    9,782            10,243                  10,136
09/30/96                                                   10,122            10,599                  10,550
10/31/96                                                   10,326            10,803                  10,823
11/30/96                                                   10,765            11,252                  11,393
12/31/96                                                   10,635            11,112                  11,207
01/30/97                                                   10,953            11,434                  11,632
02/28/97                                                   11,042            11,517                  11,697
03/31/97                                                   10,654            11,111                  11,354
04/30/97                                                   10,895            11,351                  11,826
05/31/97                                                   11,345            11,810                  12,302
06/30/97                                                   11,637            11,696                  12,691
*Graph and average annual total return
data is measured from January 31, 1996,
inception date of the fund.

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
returned 7.75%, a higher commitment to stocks clearly would have been better.
   The second reason is that during the last quarter, growth stocks performed much better than the value-oriented stocks we own. As measured by the Russell 1000 Growth Index, stocks with high price to earnings ratios and strong earnings growth returned 18.91%. Meanwhile, the Russell 1000 Value Index returned 14.74%. It is well documented that the Growth and Value styles alternate being in and out of favor. We remain confident that our turn will come and that value investing will continue to offer excellent returns at lower levels of risk over long periods of time.
                             [PHOTO OF REX BENTLEY]
   The final reason that the Balanced Fund trailed over the past 12 months is that the bond portion of the portfolio did poorly late last year. Rest assured, we have made some adjustments to our fixed-income strategy and our

 HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
SmithKline Beecham, plc (ADR) ...................................... 1.8%
  (Pharmaceuticals)
AMP, Inc.  .......................................................... 1.7
  (Electrical Equipment Manufacturer)
Chase Manhattan Corp.  .............................................. 1.7
  (Bank)
Hartford Financial Services Group, Inc. ............................. 1.7
  (Insurance Company)
Bell Atlantic Corp.  ................................................ 1.6
  (Telephone Company)
NationsBank Corp.  .................................................. 1.6
  (Bank)
American Home Products Corp.  ....................................... 1.5
  (Pharmaceuticals)
May Department Stores Co.  .......................................... 1.5
  (Department Store)
Amoco Corp.  ........................................................ 1.5
  (Oil/Gas Exploration & Production)
J.C. Penney Co., Inc.  .............................................. 1.5
  (Department Store)

TOP FIVE PURCHASES
(COMMON STOCK)
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Unisource Worldwide, Inc.  ............................................ $191
3Com Corp.  ............................................................ 142
Baxter International, Inc.  ............................................ 135
Burlington Northern Santa Fe ........................................... 125
B. F. Goodrich Co.  .................................................... 124


TOP FIVE SALES
(COMMON STOCK)                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Colgate-Palmolive Co.  ............................................... $116
*Household Finance Co. 9.00%, due 9/28/01 .............................. 107
*Browning-Ferris Industries, Inc.  ..................................... 104
*Associates Corp. of North America
  7.02%, due 5/15/01 ................................................... 100
*Walt Disney Co. 6.375%, due 3/30/01 .................................... 99

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCK)                                                    NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 4%
Manufacturing (Diversified) .............................................. 4
Electrical Equipment ..................................................... 3
Retail (Department Stores) ............................................... 3
Telephone ................................................................ 3
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               REPORT FROM THE BALANCED FUND MANAGERS (Continued) bond results improved relative to the bond indices. At June 30, about two thirds of the Balanced Fund's fixed income portfolio were Treasuries, and its duration (sensitivity to interest rates) is about the same as the broad treasury market.
   We increased the level of stocks in the portfolio to 60.7% of net assets at June 30. (Bonds were 37.4% and cash 2.2%.) Stocks added during the quarter included: American Stores, First Industrial Realty, and Baxter International.
   American Stores is benefiting from its Delta (re-engineering) program designed to improve its efficiencies in procurement, warehousing, and merchandising.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Common Stocks
Large: ($4 Bil. and above)                48%
Medium: ($1 Bil. - $4 Bil.)               11%
Small: (Less than $1 Bil.)                 2%
Corporate Bonds:                          14%
U.S. Government Securities:               23%
Cash and Other:                            2%

   First Industrial Realty is a REIT that specializes in bulk warehouse and light industrial buildings primarily in major Midwest markets. Recently, First Industrial had its debt rating upgraded to investment grade, but still sells at a discount to its peers. We believe that the current valuation does not fully reflect its increased financial and operational
flexibility.               [PHOTO OF LYNETTE SAGVOLD]

   Baxter is a leading medical technology manufacturer focusing on cardiovascular, kidney dialysis, biotech, and intravenous systems.
Baxter has very attractive long-term earnings prospects and a strong research and development pipeline.
   We eliminated our positions in Colgate and Abbott as they reached our price targets. We sold AT&T because of increased competition, the uncertain regulatory environment and questions about its future growth. At this time, we remain overweighted in capital goods, consumer cyclicals, and consumer staples.
   Most economic indicators appear to be leading down a path of slower growth except one-- industrial sector activity is still advancing solidly, aided by a better-than-expected trade performance. We expect GDP to grow

------------------------------------------------------------------
------------------------------------------------------------------
around 2.5% and inflation to increase a moderate 2-2.5% for the year. Businesses continue to increase efficiency and productivity in order to expand their markets. Competing in bigger markets affords them additional room for growth.
   Our outlook of moderate economic growth, low inflation, and reasonable profit growth should provide a good environment for financial assets. And our portfolio is tuned to take full advantage of it.

/s/ Michael C. Knebel
Michael C. Knebel, Bonds

/s/ Rex Bentley
Rex Bentley, Stocks

/s/ Lynette Sagvold
Lynette D. Sagvold, Stocks
-------------------------------

Michael Knebel oversees SAFECO Corporation's entire taxable bond operation. He has 13 years investment experience, an MBA from the University of Minnesota and is a Chartered Financial Analyst.

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette Sagvold holds a BA in business administration from the University of Washington and is a chartered financial analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 60.7%

AEROSPACE/DEFENSE - 2.2%
         3,000   B. F. Goodrich Co. .................................... $130
         2,400   Raytheon Co. ........................................... 122

AUTO PARTS & EQUIPMENT - 1.4%
         4,600   Echlin, Inc. ........................................... 166

BANKS (MAJOR REGIONAL) - 1.6%
         2,800   NationsBank Corp. ...................................... 181

BANKS (MONEY CENTER) - 1.7%
         2,000   Chase Manhattan Corp. .................................. 194

BEVERAGES (ALCOHOLIC) - 1.1%
         3,000   Anheuser-Busch Companies, Inc. ......................... 126

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.1%
         3,400   PepsiCo, Inc. ......................................... $128

BUILDING MATERIALS - 1.5%
         2,300   Armstrong World Industries, Inc. ....................... 169

CHEMICALS - 1.1%
         3,400   Nalco Chemical Co. ..................................... 131

COMPUTERS (HARDWARE) - 1.2%
         2,400   Hewlett-Packard Co. .................................... 134

COMPUTERS (NETWORKING) - 1.5%
         3,700   *3Com Corp. ............................................ 166

COMPUTERS (PERIPHERALS) - 0.8%
         2,500   Seagate Technology, Inc. ................................ 88

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                              SAFECO BALANCED FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMPUTERS (SOFTWARE & SERVICES) - 1.3%
         3,500   *Electronic Data Systems Corp. ........................ $143

ELECTRIC COMPANIES - 2.4%
         6,100   Houston Industries, Inc. ............................... 131
         3,600   NIPSCO Industries, Inc. ................................ 149

ELECTRICAL EQUIPMENT - 3.2%
         4,700   AMP, Inc. .............................................. 196
         2,600   General Electric Co. ................................... 170

FINANCIAL (DIVERSIFIED) - 2.3%
         4,100   Advanta Corp. (Class B) ................................ 146
         2,800   Federal National Mortgage Association .................. 122

FOODS - 2.5%
         1,800   CPC International, Inc. ................................ 166
         1,800   ConAgra, Inc. .......................................... 115

HEALTH CARE (DIVERSIFIED) - 2.4%
         2,300   American Home Products Corp. ........................... 176
         1,400   Bristol-Myers Squibb Co. ............................... 113

HEALTH CARE (DRUGS--MAJOR PHARMUCEUTICALS) - 1.8%
         2,200   SmithKline Beecham, plc (ADR) .......................... 202

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.3%
         3,000   Schering-Plough Corp. .................................. 144

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.1%
         2,500   Baxter International, Inc. ............................. 131

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.3%
         2,900   Kimberly-Clark Corp. ................................... 144

INSURANCE (MULTI-LINE) - 1.6%
         2,300   Hartford Financial Services Group, Inc. ................ 190

MANUFACTURING (DIVERSIFIED) - 4.4%
         1,800   Briggs & Stratton Corp. ................................. 90
         2,700   Corning, Inc. .......................................... 150
         3,100   Crane Co. .............................................. 130
         3,400   Harsco Corp. ........................................... 138
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 1.4%
        10,000   Unisource Worldwide, Inc. ............................. $160

OIL (DOMESTIC INTEGRATED) - 4.4%
         2,000   Amoco Corp. ............................................ 174
         2,400   Atlantic Richfield Co. ................................. 169
         2,400   Mobil Corp. ............................................ 168

PERSONAL CARE - 2.2%
         1,800   Avon Products, Inc. .................................... 127
         2,600   International Flavors & Fragrances, Inc. ............... 131

RAILROADS - 1.2%
         1,500   Burlington Northern
                 Santa Fe ............................................... 135

REAL ESTATE--NON-AFFILIATED - 0.5%
         2,000   First Industrial Realty Trust, Inc. ..................... 59

RETAIL (DEPARTMENT STORES) - 2.9%
         3,300   J.C. Penney Co., Inc. .................................. 172
         3,700   May Department Stores Co. .............................. 175

RETAIL (FOOD CHAINS) - 2.4%
         4,600   Albertson's, Inc. ...................................... 168
         2,200   American Stores Co. .................................... 109

RETAIL (SPECIALTY) - 1.0%
         3,200   Toys "R" Us, Inc. ...................................... 112

TELEPHONE - 3.0%
         2,400   Bell Atlantic Corp. .................................... 182
         3,700   GTE Corp. .............................................. 162

TOBACCO - 0.9%
         2,200   Philip Morris Cos., Inc. ................................ 98
                                                                        -----
TOTAL COMMON STOCKS ................................................... 6,982
                                                                        -----

CORPORATE BONDS - 14.6%

AUTOMOBILES - 0.9%
      $100,000   General Motors Acceptance Corp.
                 6.625%, due 10/01/02 .................................... 99

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
BANKS (MONEY CENTER) - 1.9%
       100,000   BankAmerica Corp.
                 9.50%, due 4/01/01 .................................... $109
       100,000   Citicorp
                 7.625%, due 5/01/05 .................................... 103

BANKS (MAJOR REGIONAL) - 1.8%
        65,000   ABN Amro Bank
                 7.125%, due 6/18/07 ..................................... 65
        50,000   Banc One Corp.
                 7.60%, due 5/01/07 ...................................... 51
       100,000   Norwest Corp. (MTN)
                 6.25%, due 3/15/01 ...................................... 99

BANKS--FOREIGN - 0.4%
        50,000   Deutsche Bank Financial
                 7.50%, due 4/25/09 ...................................... 51

BUILDING MATERIALS - 0.5%
        65,000   Hanson Overseas
                 6.75%, due 9/15/05 ...................................... 63

ENGINEERING & CONSTRUCTION - 0.7%
        75,000   Halliburton Co.
                 6.75%, due 2/1/27 ....................................... 74

FINANCE--DIVERSIFIED - 0.7%
        75,000   Student Loan Marketing Association
                 6.375%, due 2/11/00 ..................................... 74

FINANCE--MISC. - 4.9%
       $95,000   Associates Corp. of North America
                 8.55%, due 7/15/09 ..................................... 106
       100,000   Associates Corp. of North America
                 6.625%, due 5/15/01 .................................... 100
        65,000   Lehman Brothers, Inc.
                 7.375%, due 5/15/04 ..................................... 66
       100,000   Ford Motor Credit Co.
                 7.20%, due 6/15/07 ..................................... 100
        95,000   McDonnel Douglas Finance Corp.
                 6.83%, due 5/21/01 ...................................... 95
       100,000   Commercial Credit Co.
                 5.875%, due 1/15/03 ..................................... 96
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PETROLEUM & PETROLEUM SERVICES - 0.8%
       100,000   Texaco Capital, Inc.
                 6.19%, due 7/09/03 .................................. $   96

RETAIL (DEPARTMENT STORES) - 0.5%
        60,000   J.C. Penny Co., Inc.
                 7.60%, due 4/01/07 ...................................... 62

RETAIL (GENERAL MERCHANDISE) - 0.9%
       100,000   Sears Roebuck Acceptance Corp.
                 6.90%, due 8/1/03 ...................................... 100

UTILITIES - 0.6%
        75,000   Allegheny Generating Co.
                 6.90%, due 8/1/03 ....................................... 71
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 1,680
                                                                        -----

U.S. GOVERNMENT SECURITIES - 22.8%

U.S TREASURY NOTES - 22.8%
      $655,000   7.50%, due 11/15/16 .................................... 700
       135,000   7.25%, due 8/15/04 ..................................... 141
       275,000   6.875%, due 3/31/00 .................................... 279
       265,000   6.50%, due 10/15/06 .................................... 264
       455,000   6.375%, due 9/30/01 .................................... 455
       790,000   5.75%, due 12/31/98 .................................... 788
                                                                        -----
TOTAL U.S GOVERNMENT SECURITIES ....................................... 2,627
                                                                        -----

TEMPORARY INVESTMENTS - 2.2%

INVESTMENT COMPANIES:
       248,862   SSgA Money Market Portfolio ............................ 249
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 249
                                                                        -----
TOTAL INVESTMENTS - 100.3% ........................................... 11,538
Liabilities, less Other Assets ......................................... (28)
                                                                        -----
NET ASSETS .......................................................... $11,510
                                                                        -----
                                                                        -----

                          REPORT FROM THE FUND MANAGER
                           SAFECO INTERNATIONAL FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO International Fund beat its peer funds and benchmark Index for the year ended June 30, 1997. The Fund delivered 20.95% for Advisor Class A shares and 20.31% for Advisor Class B shares, while the Lipper Analytical Services average return for international funds was 16.54% and the MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) index posted 11.07%.
   During the early part of the year, no individual theme made a significant contribution--either positive or negative--to overall performance, although there were a number of good individual stock performances which helped the portfolio, particularly in the Healthcare Needs and Positive Banking Environment themes.
   Themes directed at the developing markets in the Far East have disappointed throughout 1997. Increased Consumer

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           PERFORMANCE OVERVIEW --
          CLASS A & CLASS B SHARES
         AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIOD ENDED JUNE 30, 1997

                                                              With                             Without
                                                      Sales Charge                        Sales Charge
                                                                                  Since                      Since
                                                            1 Year            Inception         1 Year   Inception
SAFECO International Fund Class A                           15.51%               12.58%         20.95%      16.30%
SAFECO International Fund Class B                           15.31%               13.20%         20.31%      15.87%
Investment Value As of June 30, 1997
SAFECO International Fund Class A: $11,828*
SAFECO International Fund Class B: $11,920
EAFE: $11,686
With Sales Charge
                                                            SAFECO               SAFECO
                                                International Fund   International Fund
                                                           Class A              Class B           EAFE
01/30/96                                                    $9,550              $10,000        $10,000
02/28/96                                                     9,493                9,940         10,036
03/31/96                                                     9,588               10,040         10,252
04/30/96                                                     9,827               10,290         10,553
05/31/96                                                     9,789               10,250         10,361
06/30/96                                                     9,779               10,240         10,422
07/31/96                                                     9,397                9,840         10,120
08/31/96                                                     9,779               10,240         10,145
09/30/96                                                     9,984               10,454         10,417
10/31/96                                                    10,099               10,565         10,313
11/30/96                                                    10,733               11,229         10,725
12/31/96                                                    10,901               11,391         10,590
01/30/97                                                    10,863               11,340         10,206
02/28/97                                                    11,007               11,482         10,359
03/31/97                                                    10,930               11,411         10,383
04/30/97                                                    10,978               11,451         10,424
05/31/97                                                    11,481               11,966         11,088
06/30/97                                                    11,828               11,920         11,686
*Graph and average annual total return
data is measured from January 31, 1996,
inception date of the fund.

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
Spending in the Pacific Basin and Infrastructural Development have had a negative impact on the Fund.
   With the notable exception of the developing markets in the Pacific Basin, equity markets worldwide have thus far done well during 1997.
   In the UK, strong corporate earnings, particularly from financial-services sector, and the expectation of even more corporate restructuring by major companies have been underpinning valuations. The initial actions of the country's new Labour government have been a source of encouragement to the market.
   The weaknesses of the Deutschemark stimulated a recovery in Germany's export-oriented manufacturing sector in the early part of the year and, during the second quarter, foreign orders have increased at a steady pace. The domestic economy remains in the doldrums, however.
   Far Eastern markets performed poorly during the first three months due to fears about the upward direction of U.S. interest rates and continued net outflows by foreign investors.

 HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Novartis AG ........................................................ 5.0%
  (Pharmaceuticals)
National Australia Bank, Ltd.  ...................................... 3.2
  (Banking & Finance)
Canon, Inc.  ........................................................ 2.7
  (Office Equipment)
Lloyds Bank, plc .................................................... 2.6
  (Banking & Finance)
B.A.T. Industries, plc .............................................. 2.6
  (Tobacco)
Barclays, plc ....................................................... 2.6
  (Banking & Finance)
Schweizerische Rueckversicherungs- Gesellschaft ..................... 2.5
  (Insurance)
Internationale Nederlanden Groep NV ................................. 2.5
  (Banking & Finance)
ABN Amro Holdings NV ................................................ 2.2
  (Banking & Finance)
Development Bank of Singapore, Ltd.  ................................ 2.1
  (Banking & Finance)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 32%
Switzerland ............................................................. 13
Netherlands ............................................................. 10
Australia ................................................................ 7
Singapore ................................................................ 7


TOP FIVE PURCHASES                                                      COST
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Nestle SA ............................................................. $230
VEBA AG ................................................................ 154
Barclays, plc .......................................................... 118
General Electric Co., plc .............................................. 113
HSBC Holdings, plc ..................................................... 100

TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
HSBC Holdings, plc .................................................... $102
*Iberdrola SA ........................................................... 95
*Thai Farmers Bank Public Co., Ltd.  .................................... 73
Hoechst AG .............................................................. 59
*Guinness, plc .......................................................... 47
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             REPORT FROM THE INTERNATIONAL FUND MANAGER (Continued)
During the second quarter in Malaysia, concern about strong consumer spending a rising level of imports, high labor costs and a possible oversupply of property all contributed to drive the market downwards. The ongoing financial crisis in Thailand resulted in 25% decline in the market over the most recent three months.
   Although we didn't much participate, the Japanese market gained 22% during the second quarter. Despite continued speculation that interest rates are set to rise, and mixed prospects for economic growth, foreigners continue to increase their investments in Japan. Little attention is being paid to the current paltry state of the financial sector where banks are continuing to struggle under the burden of their bad debts.
   Our outlook for the remainder of the year remains the same. The low-growth, low-inflationary environment will continue to provide a favorable backdrop for equity investments. Nevertheless, the upward movement of most markets has driven up valuations relative to earnings growth, and this fact remains uppermost in our minds.
   The July budget in the UK will be a key determining factor on how that market fares for the remainder of the year. The ongoing uncertainty regarding European Monetary Union will affect the performance of European markets over the coming months.
   We will continue to have a very selective approach to investments in the Far East, although we feel that the bear market in the region, which commenced in 1993, is closer to the end than the beginning. We remain convinced that the Japanese market is overvalued, although we continue to monitor companies there in search of worthwhile investment opportunities.
   We do not believe any significant change has taken place in the underlying fundamentals of the portfolio and, accordingly, our strategy remains unaltered.

Bank of Ireland
Asset Management (U.S.) Limited.
-------------------------------

The Bank of Ireland Asset Management (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO INTERNATIONAL FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.2%

AUSTRALIA - 7.2%
        16,000   Broken Hill Proprietary Co., Ltd. ..................... $234
                 (Metals & Mining)
        32,000   National Australia Bank, Ltd. .......................... 455
                 (Banking & Finance)
        43,600   News Corp., Ltd. ....................................... 208
                 (Television & Publishing)
        22,100   WMC, Ltd. .............................................. 138
                 (Metals & Mining)

FINLAND - 0.6%
         3,750   Kymmene Oy Corp. ........................................ 87
                 (Paper & Forest Products)

FRANCE - 2.0%
           670   Elf Aquitaine ........................................... 72
                 (Oil & Gas)
         2,400   Michelin "B" ........................................... 144
                 (Tire & Rubber)
           710   Total SA ................................................ 72
                 (Oil & Gas)

GERMANY - 6.2%
         5,055   Hoechst AG ............................................. 215
                 (Chemicals)
           670   Mannesmann AG .......................................... 299
                 (Machinery & Engineering)
         2,370   Siemens AG ............................................. 141
                 (Electrical Equipment & Electronics)
         4,165   VEBA AG ................................................ 234
                 (Utilities - Electric)

HONG KONG - 1.5%
         7,400   HSBC Holdings, plc ..................................... 223
                 (Banking & Finance)

INDONESIA - 3.1%
        37,000   PT Gudang Garam ........................................ 155
                 (Tobacco)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        38,000   PT Hanjaya Mandala Sampoerna .......................... $145
                 (Tobacco)
        33,000   PT Indocement Tunggal Perkasa ........................... 51
                 (Building Materials)
        56,500   PT Telekomunikasi Indonesia ............................. 92
                 (Telecommunications)

IRELAND - 1.5%
        11,080   Allied Irish Bank, plc .................................. 85
                 (Banking & Finance)
        42,900   Smurfit (Jefferson) Group .............................. 124
                 (Paper Products)

ITALY - 1.3%
        32,460   Stet-Societa Finanz Telefon ............................ 189
                 (Telecommunications)

JAPAN - 2.6%
        14,000   Canon, Inc. ............................................ 381
                 (Office Equipment)

MALAYSIA - 3.2%
        16,000   Hume Industries Berhad .................................. 74
                 (Building Materials)
        30,000   RHB Capital Berhad ...................................... 95
                 (Banking & Finance)
        45,000   Sime Darby Berhad ...................................... 150
                 (Conglomerates)
        19,000   United Engineers, Ltd. ................................. 137
                 (Construction)

MEXICO - 0.8%
        42,000   Grupo Financiero Series B .............................. 110
                 (Banking & Finance)

NETHERLANDS - 10.3%
        16,548   ABN Amro Holdings NV ................................... 309
                 (Banking & Finance)
           840   DSM NV .................................................. 84
                 (Chemicals)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                           SAFECO INTERNATIONAL FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        14,150   Elsevier NV ........................................... $237
                 (Publishing)
         7,682   Internationale Nederlanden Groep NV .................... 354
                 (Banking & Finance)
         1,010   Nutricia Vereenigde Bedrijven NV ....................... 160
                 (Food-Processing)
         2,880   Royal Dutch Petroleum Co. .............................. 150
                 (Oil & Gas)
         4,560   Royal PTT Nederland NV ................................. 179
                 (Commercial Services)

PHILIPPINES - 0.6%
        35,300   San Miguel Corp. (Class B) .............................. 93
                 (Wine & Spirits, Food)

SINGAPORE - 6.8%
        27,000   City Developments, Ltd. ................................ 264
                 (Real Estate)
        24,000   Development Bank of Singapore, Ltd. .................... 302
                 (Banking & Finance)
        17,800   Fraser & Neave, Ltd. ................................... 127
                 (Beverages)
        13,950   Singapore Press Holdings, Ltd. ......................... 281
                 (Publishing)

SPAIN - 1.2%
         5,455   Banco Santander SA ..................................... 168
                 (Banking & Finance)

SWEDEN - 0.5%
         2,000   Pharmacia & Upjohn, Inc. ................................ 68
                 (Pharmaceuticals)

SWITZERLAND - 12.7%
           278   Alusuisse-Lonza Holding AG ............................. 288
                 (Holding Co. - Diversified)
           188   Nestle SA .............................................. 248
                 (Food)
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
           444   Novartis AG ........................................... $711
                 (Pharmaceuticals)
            24   Roche Holding AG ....................................... 217
                 (Pharmaceuticals)
           253   Schweizerische Rueckversicherungs-Gesellschaft ......... 358
                 (Insurance)

THAILAND - 0.7%
        15,000   Bangkok Bank Public Co., Ltd. . 107
                 (Banking & Finance)

UNITED KINGDOM - 32.4%
        41,230   B.A.T. Industries, plc ................................. 369
                 (Tobacco)
        53,800   BTR, plc ............................................... 184
                 (Holding Co. - Diversified)
        18,550   Barclays, plc .......................................... 368
                 (Banking & Finance)
        15,850   Cable & Wireless, plc .................................. 146
                 (Telecommunications)
        21,530   Cadbury Schweppes, plc ................................. 192
                 (Beverages)
         9,195   EMI Group, plc ......................................... 165
                 (Leisure)
        35,500   General Electric Co., plc .............................. 212
                 (Electronics)
        12,500   Glaxo Wellcome, plc .................................... 258
                 (Pharmaceuticals)
        17,900   Granada Group, plc ..................................... 235
                 (Leisure)
        24,000   Grand Metropolitan, plc ................................ 232
                 (Wine & Spirits, Food)
         5,900   Kingfisher, plc ......................................... 67
                 (Retail - Drug Store)
        24,740   Ladbroke Group, plc ..................................... 97
                 (Hotels & Property Management)
        36,240   Lloyds Bank, plc ....................................... 371
                 (Banking & Finance)
        12,250   Premier Farnell, plc .................................... 95
                 (Electronics)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO INTERNATIONAL FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        24,020   Prudential Corp., plc ............................... $  232
                 (Insurance)
        26,410   Safeway, plc ........................................... 153
                 (Retail - Grocery)
        20,290   Scottish Power, plc .................................... 132
                 (Utilities - Electric)
        40,800   Shell Transport & Trading Co., plc ..................... 278
                 (Oil & Gas)
        13,850   Siebe, plc ............................................. 234
                 (Industrial & Electronic Equipment)
        20,700   TI Group, plc .......................................... 180
                 (Manufacturing)
        34,260   Vodafone Group, plc .................................... 167
                 (Telecommunications)
         4,600   Williams, plc ........................................... 25
                 (Diversified Operations)
         7,995   Zeneca Group, plc ...................................... 264
                                                                        -----
                 (Pharmaceuticals)
TOTAL COMMON STOCKS .................................................. 13,671
                                                                        -----

PREFERRED STOCKS - 0.2%

AUSTRALIA - 0.2%
         6,000   News Corp., Ltd. ........................................ 24
                                                                        -----
                 (Television & Publishing)
TOTAL PREFERRED STOCKS ................................................... 24
                                                                        -----
TOTAL INVESTMENTS - 95.4% ............................................ 13,695
                                                                        -----
                 Domestic Cash .......................................... 780
                 Foreign Cash ............................................ 92
                 Liabilities, less
                 Other Assets ......................................... (212)
                                                                        -----
                                       660
                                                                        -----
NET ASSETS .......................................................... $14,355
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banking & Finance                                                       20.5%
Pharmaceuticals                                                          10.6
Telecommunications                                                        5.4
Holding Company - Diversified                                             5.3
Publishing                                                                5.2
Food                                                                      5.1
Tobacco                                                                   4.7
Insurance                                                                 4.1
Oil & Gas                                                                 4.0
Leisure Time                                                              3.5
Electrical Equipment & Electronics                                        3.1
Metals                                                                    2.6
Office Equipment & Supplies                                               2.6
Electric Utility                                                          2.5
Building Materials                                                        2.5
Beverages                                                                 2.2
Chemicals                                                                 2.1
Machinery - Diversified                                                   2.1
Real Estate                                                               1.8
Paper & Forest Products                                                   1.5
Manufacturing                                                             1.4
Retail - Grocers                                                          1.1
Tire & Rubber                                                             1.0
Retail - Drug Store                                                       0.5
                                                                         ----
                                                                        95.4%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO SMALL COMPANY FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ended June 30, the SAFECO Small Company Fund returned
11.83%, for Advisor Class A shares and 11.13% for Advisor Class B shares, while the peer group of small capitalization funds averaged 13.71%, according to Lipper Analytical Services. For the six months ended June
30, 1997, the SAFECO Small Company Stock Fund returned 7.62% for Advisor Class A shares and 7.12% for Advisor Class B shares, versus the small company peer group
average which was 8.98%.     [PHOTO OF GREG EISEN]

   The first quarter of 1997 was marked by a 10% correction in the Russell 2000 Index of small company stocks, and second quarter by a recovery. At the end of both quarters, The Russell 2000 was up 10.20%. While the Fund avoided losing as much as the average fund in the downturn, we did not keep up

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PERFORMANCE OVERVIEW --
           CLASS A AND CLASS B SHARES
          AVERAGE ANNUAL TOTAL RETURN
       FOR THE PERIOD ENDED JUNE 30, 1997

                                                                   With                               Without
                                                           Sales Charge                          Sales Charge
                                                                                         Since                      Since
                                                                 1 Year              Inception         1 Year   Inception
SAFECO Small Company Fund Class A                                  6.80                  19.35          11.83       23.29
SAFECO Small Company Fund Class B                                  6.13                  20.14          11.13       22.74
Investment Value As of June 30, 1997
SAFECO Small Company Fund Class A: $12,848*
SAFECO Small Company Fund Class B: $12,968
Russell 2000: $12,852
With Sales Charge
                                                                 SAFECO                 SAFECO
                                                     Small Company Fund     Small Company Fund
                                                                Class A                Class B   Russell 2000
01/30/96                                                         $9,550                $10,000        $10,000
02/28/96                                                          9,693                 10,150         10,312
03/31/96                                                         10,018                 10,490         10,522
04/30/96                                                         11,030                 11,550         11,084
05/31/96                                                         11,794                 12,350         11,521
06/30/96                                                         11,489                 12,030         11,048
07/31/96                                                         10,715                 11,220         10,083
08/31/96                                                         11,374                 11,910         10,668
09/30/96                                                         11,635                 12,183         11,085
10/31/96                                                         11,615                 12,151         10,914
11/30/96                                                         11,473                 12,003         11,364
12/31/96                                                         11,938                 12,479         11,662
01/30/97                                                         12,039                 12,575         11,895
02/28/97                                                         11,786                 12,299         11,606
03/31/97                                                         11,382                 11,876         11,058
04/30/97                                                         11,150                 11,611         11,089
05/31/97                                                         12,201                 12,712         12,324
06/30/97                                                         12,848                 12,968         12,852
*Graph and average annual total return
data is measured from January 31, 1996,
inception date of the fund.

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
with the average fund in the recovery. The particular mix of stocks we had, which has a smaller market cap than our peer group average, kept us from keeping pace.
   In review, it appears to me that the stocks in our portfolio are still cheaply valued versus the overall small cap market, so I am optimistic that our turn to deliver above-average performance is yet to come.
   Regional banks are still the largest sector in the Fund. They continued to perform well and so we bought two more: Southwest Bancorp is a small bank providing Houston businesses a level of service the large banks in that market are unwilling to provide. Independent Bankshares is also a Texas bank, serving Abilene, Odessa, and Lubbock. These two stocks provide geographical diversification to the Fund's bank holdings. We now own banks in Florida, Texas, California, Illinois and Washington State.
   Other stocks purchased during the quarter include: Hooper Holmes, Patina Oil and Gas, Craig Corp preference shares, American Oilfield Divers and Ovid Technologies.

 HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Cole National Corp. (Class A) ...................................... 4.2%
  (Specialty Retailer)
Lancer Corp.  ....................................................... 3.9
  (Beverage Equipment Manufacturer)
Stage Stores, Inc.  ................................................. 3.9
  (Retail Store)
Hooper Holmes, Inc.  ................................................ 3.8
  (Health Care Services)
Penederm, Inc.  ..................................................... 3.7
  (Drug Delivery System)
Tracor, Inc.  ....................................................... 3.2
  (Aerospace Electronics)
GATX Corp.  ......................................................... 3.0
  (Railway & Terminal Operator)
Hanmi Bank (Los Angeles, CA) ........................................ 2.9
  (Bank)
Vallen Corp.  ....................................................... 2.7
  (Safety Products)
Patina Oil & Gas Corp.  ............................................. 2.7
  (Oil Company)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Patina Oil & Gas Corp.  ............................................... $556
Hooper Holmes, Inc.  ................................................... 442
Mesa Air Group, Inc.  .................................................. 439
Craig Corp. (Class A) .................................................. 425
American Oilfield Divers, Inc.  ........................................ 320


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*American List Corp.  ................................................. $477
*First Enterprise Financial Group, Inc.  ............................... 384
*Fibreboard Corp.  ..................................................... 372
*Tasty Baking Co.  ..................................................... 274
*Imperial Bancorp ...................................................... 253

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Banks (Major Regional) ................................................. 11%
Financial (Diversified) .................................................. 6
Services (Commercial & Consumer) ......................................... 5
Computers (Hardware) ..................................................... 5
Oil & Gas (Drilling & Equipment) ......................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             REPORT FROM THE SMALL COMPANY FUND MANAGER (Continued)

   Hooper Holmes, through its subsidiary Portamedic, provides information and specimen collection to the life insurance industry.
If you ever applied for life insurance, chances are Hooper's nurse came to your house to interview you. The company is growing fast, with new avenues of distribution opening up to them.
   Patina Oil and Gas is a majority owned subsidiary of Snyder Oil. Snyder and Patina have committed to removing the Patina stock from Snyder's ownership, and the spin-off should attract attention to the cheaply valued Patina shares.
   Craig Corp is another value stock. Craig's assets are primarily cash and movie theaters in the US, Puerto Rico and Australia, some of which are operating and some are under construction.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
1 Mid-Cap: ($1 billion - $4
billion)                                   5%
2 Small-Cap: (under $1 billion)           89%
a Large: (over $750 million)               3%
b Medium: ($250 - $750 million)           28%
c Small: (under $250 million)             58%
3 Cash and Other:                          6%

   American Oilfield Divers provides underwater construction services to the offshore oil drilling industry, which is in a major upturn.
   Ovid Technologies provides online access to research databases and full text versions of articles to the biomedical research community. Their product is sold directly to hospitals, research facilities, medical schools, and pharmaceutical companies and delivered over the internet.
   In summary, the small capitalization stock sector has recovered but continues to lag larger capitalization stocks. Because of that, small company stocks look like a bargain. Even if we are still in the midst of a market that benefits the largest capitalization stocks, I believe staying the course with small caps that are good businesses at cheap prices will be rewarding over the long haul.
   The Fund will remain essentially fully invested across the broad range of market sectors, in stocks that present the opportunity to provide better than average returns.

/s/ Greg Eisen
Greg Eisen,
Small Company Fund Manager
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO SMALL COMPANY FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 91.5%

AIRLINES - 3.8%
         7,000   Air Express International Corp. ....................... $278
        65,000   *Mesa Air Group, Inc. .................................. 349

AUTO PARTS & EQUIPMENT - 1.3%
        25,000   *Deflecta-Shield Corp. ................................. 219

BANKS (MAJOR REGIONAL) - 11.1%
        25,000   1st United Bancorp ..................................... 438
        16,800   Columbia Banking System, Inc. .......................... 338
        27,475   *Hanmi Bank (Los Angeles, CA) .......................... 481
        11,250   Independent Bankshares, Inc. ........................... 149
         5,500   *Southwest Bancorp of Texas, Inc. ...................... 152
        20,000   UnionBancorp, Inc. ..................................... 255

BUILDING MATERIALS - 2.3%
        13,000   Zurn Industries, Inc. .................................. 374

COMPUTERS (HARDWARE) - 4.9%
        10,500   *MICROS Systems, Inc. .................................. 441
        45,500   *PC Service Source, Inc. ............................... 358

COMPUTERS (SOFTWARE & SERVICES) - 4.2%
        35,000   *Optimal Robotics Corp. ................................ 140
         4,000   *RadiSys Corp. ......................................... 159
        13,500   *SPSS, Inc. ............................................ 392

CONSUMER FINANCE - 2.1%
         6,950   *AmeriTrade Holding Corp. .............................. 109
         7,000   *Ocwen Financial Corp. ................................. 228

ELECTRONICS (DEFENSE) - 3.2%
        21,100   *Tracor, Inc. .......................................... 530

ENGINEERING & CONSTRUCTION - 2.0%
        12,000   *American Buildings Co. ................................ 324

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.8%
         8,600   First Financial Caribbean Corp. (ADR) ................. $281
        24,675   Litchfield Financial Corp. ............................. 404
        30,000   *Long Beach Financial Corp. ............................ 263

FOODS - 2.0%
        11,600   *JP Foodservice, Inc. .................................. 333

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 1.3%
        15,000   Sodak Gaming, Inc. ..................................... 221

HEALTH CARE (DIVERSIFIED) - 3.8%
        27,000   Hooper Holmes, Inc. .................................... 619

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 3.7%
        45,000   *Penederm, Inc. ........................................ 607

HEALTH CARE (SPECIALIZED SERVICES) - 1.9%
        30,000   *Ovid Technologies, Inc. ............................... 319

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.4%
        24,500   *Guest Supply, Inc. .................................... 233

HOUSEWARES - 2.2%
        40,810   *Lifetime Hoan Corp. ................................... 357

MANUFACTURING (DIVERSIFIED) - 3.9%
        26,000   *Lancer Corp. .......................................... 643

OFFICE EQUIPMENT & SUPPLIES - 2.6%
         9,000   *Asia Pacific Wire & Cable Corp. Ltd. ................... 98
        20,000   Unisource Worldwide, Inc. .............................. 320

OIL (DOMESTIC INTEGRATED) - 2.7%
        55,000   *Patina Oil & Gas Corp. ................................ 447

OIL & GAS (DRILLING & EQUIPMENT) - 4.7%
        28,000   *American Oilfield Divers, Inc. ........................ 336
         8,000   *Seitel, Inc. .......................................... 304
         5,000   *Stolt Comex Seaway, S.A. .............................. 127

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                           SAFECO SMALL COMPANY FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (EXPLORATION & PRODUCTION) - 2.0%
        14,000   *Swift Energy Co. ................................... $  334

RAILROADS - 3.0%
         8,600   GATX Corp. ............................................. 497

REAL ESTATE--NON-AFFILIATED - 2.2%
         7,700   Alexandria Real Estate Equities, Inc. .................. 169
         9,300   Ocwen Asset Investment Corp. ........................... 188

RETAIL (SPECIALTY) - 4.2%
        15,500   *Cole National Corp.
                 (Class A) .............................................. 682

RETAIL (SPECIALTY--APPAREL) - 3.9%
        24,200   *Stage Stores, Inc. .................................... 632

SERVICES (COMMERCIAL & CONSUMER) - 5.3%
        24,500   *Vallen Corp. .......................................... 447
        22,000   York Group, Inc. ....................................... 413
                                                                        -----
TOTAL COMMON STOCKS .................................................. 14,988
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCK - 2.6%

CONSUMER FINANCE - 2.6%
        27,000   *Craig Corp. (Class A) .............................. $  425
                                                                        -----
TOTAL PREFERRED STOCK ................................................... 425
                                                                        -----

TEMPORARY INVESTMENTS - 5.9%

INVESTMENT COMPANIES:
      $817,613   SSgA Money Market Portfolio ............................ 818
       143,337   SSgA U.S. Treasury Money Market Portfolio .............. 143
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 961
                                                                        -----
TOTAL INVESTMENTS - 100.0% ........................................... 16,374
Other Assets, less Liabilities ............................................ 1
                                                                        -----
NET ASSETS .......................................................... $16,375
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO U.S. Value Fund was launched April 30 1997. It was a fortuitous time to begin investing because the stock market has advanced significantly since that time. (In fact, the second quarter 1997 proved to be the market's second best in a decade, as measured by the S&P.)
   On June 30, 97.5% of the portfolio was invested in common stocks, with the remaining 2.5% in cash equivalents. The Fund is invested in a well-diversified group of stocks, and is managed using a value approach.
                             [PHOTO OF REX BENTLEY]
                           [PHOTO OF LYNETTE SAGVOLD]

   Some of the characteristics that define our Value style of management include a low price-earnings ratio and a high yield, relative to the S&P 500. At mid year, the price earnings (PE) ratio on the stocks in our portfolio was 15.2 times 1998 estimated earnings, and the dividend yield was 2.4%. Comparable numbers for the stocks comprising the S&P 500 were 18.9 times 1998 expected earnings and a yield of 1.6%.
   In other words, stocks in the U.S. Value Fund sell at a discount to the market, and have a 50% higher current yield. Furthermore, we're biased toward growth. We select our companies to generate better earnings growth than the market.
   Our top ten holdings are all large capitalization companies chosen for the qualities described above:
   SmithKline has one of the best new drug pipelines in the pharmaceutical industry and is benefiting from a corporate restructuring.
   AMP, the world's number one supplier of electronic connectors, is undertaking steps to improve its asset utilization and improve overall efficiency.
   We have a large position in Mobil because it has strong production opportunities and is attractively priced relative to the other international integrated oil companies.
   Armstrong, known for its floor covering and building products, should perform well in a low-interest rate environment which fosters home improvement and home building.
   Chase Manhattan and Nationsbank are both dominant

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              REPORT FROM THE U.S. VALUE FUND MANAGER (Continued) players in the consolidating banking industry. Spun off from ITT, Hartford is doing a good job expanding distribution of its insurance products.
   CPC International (whose brands include Skippy, Mazola and Knorr) has good international exposure, good distribution, and is implementing a restructuring designed to increase earnings predictability.

   We think the retail group, having been out of favor for several years is undervalued. To capture that value, we've invested in JC
Penney and May Department Stores.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
         AT JUNE 30, 1997
Large: ($4 Bil. and above)                77%
Medium: ($1 Bil. - $4 Bil.)               18%
Small: (Less than $1 Bil.)                 2%
Cash and Other:                            3%

   In short, our goal is to find and buy companies with better than average prospects that are selling at discounted prices. We intend to stay fully invested in companies that will pay you, the shareholder, in

 HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
SmithKline Beecham, plc (ADR) ...................................... 3.4%
  (Pharmaceuticals)
AMP, Inc.  .......................................................... 3.1
  (Electrical Equipment Manufacturer)
Mobil Corp.  ........................................................ 3.0
  (Oil/Gas Exploration & Production)
Armstrong World Industries, Inc.  ................................... 2.9
  (Construction Products Company)
Chase Manhattan Corp.  .............................................. 2.8
  (Bank)
Hartford Financial Services Group, Inc.  ............................ 2.7
  (Insurance Company)
CPC International, Inc.  ............................................ 2.7
  (Food Company)
NationsBank Corp.  .................................................. 2.6
  (Bank)
J.C. Penney Co., Inc.  .............................................. 2.6
  (Department Store)
May Department Stores Co.  .......................................... 2.5
  (Department Store)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
SmithKline Beecham, plc (ADR) ......................................... $247
Mobil Corp.  ........................................................... 225
AMP, Inc.  ............................................................. 221
Chase Manhattan Corp.  ................................................. 215
GTE Corp.  ............................................................. 208


SALES                                                               PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Colgate-Palmolive Co.  ................................................ $81
*Abbott Laboratories .................................................... 78
Philip Morris Cos., Inc.  ............................................... 44
Raytheon Co.  ........................................................... 19

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 8%
Manufacturing (Diversified) .............................................. 6
Electrical Equipment ..................................................... 5
Retail (Department Stores) ............................................... 5
Telephone ................................................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------
dividends while we wait. We are confident that this approach will result in superior investment performance over time, factoring in both risk and return.

/s/ Rex Bentley
Rex Bentley

/s/ Lynette Sagvold
Lynette Sagvold
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette Sagvold holds a BA in business administration from the University of Washington and is a chartered financial analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.5%

AEROSPACE/DEFENSE - 3.8%
         3,300   BF Goodrich Co. ....................................... $143
         3,100   Raytheon Co. ........................................... 158

AUTO PARTS & EQUIPMENT - 2.3%
         5,200   Echlin, Inc. ........................................... 187

BANKS (MAJOR REGIONAL) - 2.6%
         3,200   NationsBank Corp. ...................................... 206

BANKS (MONEY CENTER) - 2.8%
         2,300   Chase Manhattan Corp. .................................. 223

BEVERAGES (ALCOHOLIC) - 2.0%
         3,800   Anheuser-Busch Companies, Inc. ......................... 159

BEVERAGES (NON-ALCOHOLIC) - 1.6%
         3,500   PepsiCo, Inc. .......................................... 132

BUILDING MATERIALS - 2.9%
         3,100   Armstrong World Industries, Inc. ....................... 228

CHEMICALS - 2.0%
         4,100   Nalco Chemical Co. ..................................... 158

COMPUTERS (HARDWARE) - 2.1%
         3,000   Hewlett-Packard Co. .................................... 168

COMPUTERS (NETWORKING) - 2.2%
         3,900   *3Com Corp. ............................................ 176

COMPUTERS (PERIPHERALS) - 0.9%
         2,100   Seagate Technology, Inc. ................................ 74

COMPUTERS (SOFTWARE & SERVICES) - 1.9%
         3,800   *Electronic Data Systems Corp. ......................... 156

ELECTRIC COMPANIES - 3.7%
         5,600   Houston Industries, Inc. ............................... 120
         4,200   NIPSCO Industries, Inc. ................................ 174

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 5.4%
         5,900   AMP, Inc. ............................................. $246
         2,800   General Electric Co. ................................... 183

FINANCIAL (DIVERSIFIED) - 3.5%
         3,200   Advanta Corp. (Class B) ................................ 114
         3,800   Federal National Mortgage Association .................. 166

FOODS - 4.0%
         2,300   CPC International, Inc. ................................ 212
         1,700   ConAgra, Inc. .......................................... 109

HEALTH CARE (DIVERSIFIED) - 3.5%
         2,500   American Home Products Corp. ........................... 191
         1,100   Bristol-Myers Squibb Co. ................................ 89

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 3.4%
         3,000   SmithKline Beecham, plc (ADR) .......................... 275

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.0%
         3,100   Baxter International, Inc. ............................. 162

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.3%
         3,700   Kimberly-Clark Corp. ................................... 184

INSURANCE (MULTI-LINE) - 2.7%
         2,600   Hartford Financial Services Group, Inc. ................ 215

MANUFACTURING (DIVERSIFIED) - 6.3%
         3,100   Corning, Inc. .......................................... 173
         3,900   Crane Co. .............................................. 163
         4,100   Harsco Corp. ........................................... 166

OFFICE EQUIPMENT & SUPPLIES - 2.4%
        12,100   Unisource Worldwide, Inc. .............................. 194

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 7.9%
         2,300   Amoco Corp. ........................................... $200
         2,700   Atlantic Richfield Co. ................................. 190
         3,400   Mobil Corp. ............................................ 238

PERSONAL CARE - 3.8%
         2,300   Avon Products, Inc. .................................... 162
         2,800   International Flavors & Fragrances, Inc. ............... 141

RAILROADS - 2.3%
         2,000   Burlington Northern
                 Santa Fe ............................................... 180

REAL ESTATE--NON-AFFILIATED - 1.1%
         2,900   First Industrial Realty Trust, Inc. ..................... 85

RETAIL (DEPARTMENT STORES) - 5.1%
         3,900   J.C. Penney Co., Inc. .................................. 204
         4,300   May Department Stores Co. .............................. 203

RETAIL (FOOD CHAINS)--GROCERS - 4.1%
         5,400   Albertson's, Inc. ...................................... 197
         2,600   American Stores Co. .................................... 128
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.3%
         3,000   Toys R Us, Inc. ...................................... $ 105

TELEPHONE - 4.6%
         2,200   Bell Atlantic Corp. .................................... 167
         4,600   GTE Corp. .............................................. 202

TOBACCO - 1.0%
         1,800   Philip Morris Cos., Inc. ................................ 80
                                                                         ----
TOTAL COMMON STOCKS ................................................... 7,786
                                                                         ----

TEMPORARY INVESTMENTS - 3.0%

INVESTMENT COMPANIES:
      $238,177   SSgA Money Market Portfolio ............................ 238
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 238
                                                                         ----
TOTAL INVESTMENTS - 100.5% ............................................ 8,024
Liabilities, less Other Assets ......................................... (40)
                                                                         ----
NET ASSETS ........................................................... $7,984
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO HIGH-YIELD BOND FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ended June 30 1997, the SAFECO High-Yield Bond Fund returned 13.08% for Advisor Class A shares and 12.73% for Advisor Class B shares (returns not include the effect of sales charges), while the average high-yield fund generated 14.77% for the year, according to Lipper Analytical Services. The Merrill Lynch High-Yield Index posted a 12-month return of
14.57%.                      [PHOTO OF ROBERT KERN]

   Our underperformance was primarily due to our higher weighting in higher-quality junk bonds. Our more creditworthy bonds returned less than their lower-rated cousins.
   As of June 30, 1997, the Fund's $58.6 million in net assets were invested in 82 individual securities in 41 different industries.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PERFORMANCE OVERVIEW --
           CLASS A AND CLASS B SHARES
          AVERAGE ANNUAL TOTAL RETURN
       FOR THE PERIOD ENDED JUNE 30, 1997

                                                                         With                                   Without
                                                                 Sales Charge                              Sales Charge
                                                                                        Since                                 Since
                                                        1 Year         5 Year       Inception     1 Year         5 Year   Inception
SAFECO High-Yield Bond Fund Class A                       7.99           9.07            8.85      13.08          10.08        9.43
SAFECO High-Yield Bond Fund Class B                       7.73           9.74            9.39      12.73          10.01        9.39
Investment Value As of June 30, 1997
SAFECO High-Yield Bond Fund Class A: $21,008*
SAFECO High-Yield Bond Fund Class B: $21,931
Merrill Lynch High-Yield Index: $26,772
With Sales Charge
                                                        SAFECO         SAFECO
                                                    High-Yield     High-Yield   Merrill Lynch
                                                     Bond Fund      Bond Fund      High-Yield
                                                       Class A        Class B           Index
09/30/88                                                $9,583        $10,000         $10,000
10/31/88                                                 9,699         10,156          10,144
11/30/88                                                 9,699         10,156          10,163
12/31/88                                                 9,809         10,271          10,207
01/31/89                                                 9,965         10,435          10,374
02/28/89                                                10,000         10,471          10,436
03/31/89                                                 9,936         10,404          10,395
04/30/89                                                 9,881         10,346          10,399
05/31/89                                                10,036         10,509          10,595
06/30/89                                                10,174         10,653          10,757
07/31/89                                                10,234         10,716          10,800
08/31/89                                                10,216         10,697          10,850
09/30/89                                                10,168         10,647          10,736
10/31/89                                                10,034         10,507          10,470
11/30/89                                                10,016         10,488          10,485
12/31/89                                                10,003         10,475          10,443
01/31/90                                                 9,855         10,319          10,161
02/28/90                                                 9,656         10,111          10,007
03/31/90                                                 9,852         10,316          10,196
04/30/90                                                 9,910         10,377          10,259
05/31/90                                                10,105         10,582          10,430
06/30/90                                                10,220         10,702          10,692
07/31/90                                                10,455         10,947          10,961
08/31/90                                                10,135         10,612          10,460
09/30/90                                                 9,756         10,216          10,030
10/31/90                                                 9,443          9,888           9,736
11/30/90                                                 9,547          9,997           9,838
12/31/90                                                 9,644         10,098           9,987
01/31/91                                                 9,592         10,044          10,192
02/28/91                                                 9,988         10,459          11,076
03/31/91                                                10,341         10,828          11,625
04/30/91                                                10,657         11,159          12,026
05/31/91                                                10,784         11,292          12,073
06/30/91                                                10,901         11,415          12,347
07/31/91                                                11,142         11,667          12,678
08/31/91                                                11,359         11,894          12,970
09/30/91                                                11,530         12,073          13,153
10/31/91                                                11,796         12,352          13,600
11/30/91                                                11,944         12,507          13,746
12/31/91                                                11,987         12,551          13,899
01/31/92                                                12,319         12,900          14,369
02/28/92                                                12,534         13,124          14,732
03/31/92                                                12,668         13,265          14,939
04/30/92                                                12,661         13,257          15,017
05/31/92                                                12,832         13,436          15,239
06/30/92                                                12,997         13,610          15,414
07/31/92                                                13,221         13,844          15,714
08/31/92                                                13,385         14,015          15,914
09/30/92                                                13,550         14,188          16,083
10/31/92                                                13,284         13,910          15,876
11/30/92                                                13,509         14,145          16,119
12/31/92                                                13,649         14,292          16,324
01/31/93                                                14,022         14,683          16,713
02/28/93                                                14,300         14,974          17,012
03/31/93                                                14,543         15,229          17,301
04/30/93                                                14,649         15,339          17,420
05/31/93                                                14,870         15,571          17,646
06/30/93                                                15,152         15,866          17,975
07/31/93                                                15,329         16,052          18,156
08/31/93                                                15,434         16,161          18,322
09/30/93                                                15,486         16,216          18,403
10/31/93                                                15,706         16,446          18,753
11/30/93                                                15,826         16,572          18,851
12/31/93                                                15,957         16,709          19,049
01/31/94                                                16,258         17,024          19,461
02/28/94                                                16,179         16,941          19,326
03/31/94                                                15,607         16,342          18,701
04/30/94                                                15,481         16,211          18,469
05/31/94                                                15,622         16,358          18,428
06/30/94                                                15,690         16,429          18,512
07/31/94                                                15,685         16,424          18,634
08/31/94                                                15,742         16,484          18,772
09/30/94                                                15,736         16,478          18,768
10/31/94                                                15,673         16,411          18,818
11/30/94                                                15,467         16,196          18,656
12/31/94                                                15,598         16,333          18,852
01/31/95                                                15,782         16,525          19,117
02/28/95                                                16,113         16,873          19,730
03/31/95                                                16,261         17,027          19,996
04/30/95                                                16,568         17,349          20,513
05/31/95                                                17,003         17,804          21,146
06/30/95                                                17,089         17,894          21,289
07/31/95                                                17,316         18,132          21,566
08/31/95                                                17,323         18,140          21,679
09/30/95                                                17,535         18,361          21,936
10/31/95                                                17,777         18,615          22,116
11/30/95                                                17,807         18,646          22,336
12/31/95                                                18,038         18,888          22,710
01/31/96                                                18,265         19,125          23,089
02/28/96                                                18,441         19,310          23,160
03/31/96                                                18,380         19,246          23,065
04/30/96                                                18,418         19,285          23,097
05/31/96                                                18,532         19,405          23,264
06/30/96                                                18,579         19,455          23,368
07/31/96                                                18,774         19,658          23,510
08/31/96                                                19,040         19,937          23,802
09/30/96                                                19,426         20,341          24,356
10/31/96                                                19,500         20,419          24,567
11/30/96                                                19,790         20,723          25,061
12/31/96                                                19,912         20,850          25,269
01/31/97                                                20,078         21,024          25,459
02/28/97                                                20,445         21,397          25,851
03/31/97                                                20,017         20,934          25,494
04/30/97                                                20,145         21,056          25,821
05/31/97                                                20,718         21,641          26,364
06/30/97                                                21,008         21,931          26,772
*The funds inception was September 7, 1988.
Graph and average annual return comparison
begins September 30, 1988.

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   We continued to emphasize investment in noncyclical companies with three characteristics: Demonstrated good performance, the potential to outperform, and a level of creditworthiness that provides a measure of protection to our principal.
   I also bought the preferred stock and convertible preferreds of such companies. While adding appreciation potential, these securities have added some fluctuation to our dividend stream as they pay dividends quarterly rather than monthly.
   Still they fit our strategy: Build and maintain a core portfolio structured similarly to the high-yield market to keep the Fund in step with the market, and supplement the core with securities that offer exceptional potential.
   Our search for companies with the ability to improve revenue and cash-flow growth led to the radio industry which is benefiting from relaxed regulation and consolidation. Our radio holdings constitute 12.4% of net assets and have delivered substantial gains. We continue to favor this sector.

 HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP FIVE HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Specialty Equipment Companies, Inc ................................. 1.9%
  (Machinery--Diversified)
Plastic Specialties & Technologies, Inc.  ........................... 1.8
  (Manufacturing--Diversified)
AMF Group, Inc.  .................................................... 1.8
  (Leisure Time Products)
Corporate Express, Inc.  ............................................ 1.8
  (Office Equipment & Supplies)
Commonwealth Aluminum Corporation ................................... 1.8
  (Metals--Fabrications)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Corporate Express, Inc.  ............................................ $1,014
French Fragrance ..................................................... 1,000
Capstar Broadcasting Cvt. Pfd.  ...................................... 1,000
United Refining ...................................................... 1,000
Sun World International .............................................. 1,000


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Affiliated Newspaper .................................................. $615
Smith's Food & Drug .................................................... 584
Scotsman Group, Inc.  .................................................. 524
Universal Health Services .............................................. 522
Giant Industries, Inc.  ................................................ 515

                                                               PERCENT OF
TOP FIVE INDUSTRIES                                            NET ASSETS
-------------------------------------------------------------------------
Broadcast Media ..................................................... 12%
Food .................................................................. 5
Metals--Miscellaneous ................................................. 4
Leisure Time .......................................................... 4
Advertising ........................................................... 4

 CURRENT 30-DAY YIELD CLASS A ........................................... 7.71%
 CURRENT 30-DAY YIELD CLASS B ........................................... 7.28%
 WEIGHTED AVERAGE MATURITY ......................................... 7.92 YEARS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            REPORT FROM THE HIGH-YIELD BOND FUND MANAGER (Continued)

   We've dropped the home building sector, and for the moment, the grocery store sector from our portfolio. A slowing economy (which will dampen demand) and the high capital requirements of home building, led us to sell our holdings here. We sold the Fund's grocery holdings, Smith's Food and Drug, and Grand Union. Smith's was acquired by Fred Meyer in mid-May, causing their bonds to trade up to near investment-grade levels. We sold the position at a gain and reinvested to increase the Fund's current yield. Grand Union stores continued to struggle in the very competitive Northeast market. We exited the bonds around $97. On June 30, they were trading at $75.
   At this time, the U.S. economy continues to perform exceptionally well. Growth is moderating and inflation pressures are dormant. The high yield market recovered from a tough first quarter 1997. It then responded to this favorable environment by soaring to new highs at a speed which gives one pause. Further contributing to the favorable conditions, and high valuations are a low default rate and robust cash inflows to the high yield market. As we go forward, I don't see much threat to this pleasant status quo.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   S&P CREDIT RATING DISTRIBUTION
     AS A PERCENT OF NET ASSETS
          AT JUNE 30, 1997
BB:                                         20%
B:                                          66%
Not Rated:                                   4%
Preferred Stock:                             6%
Cash & Other Assets Less
Liabilities:                                 4%

/s/ Robert Kern
Robert Kern,
SAFECO High-Yield Bond
Fund Manager
-------------------------------

Robert Kern became sole manager of the SAFECO High-Yield Fund on June 30. He joined SAFECO in 1988 with a B.S. degrees in business and accounting from the Universities of Washington and Puget Sound respectively. Robert is a Certified Public Accountant and a Chartered Financial Analyst

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 90.2%

ADVERTISING - 4.4%
        $1,000   Heritage Media Corp.
                 8.75%, due 2/15/06 .................................. $1,030
         1,000   Lamar Advertising Co.
                 9.625%, due 12/01/06 ................................. 1,025
           500   Universal Outdoor, Inc.
                 9.75%, due 10/15/06 .................................... 518

AGRICULTURE/FERTILIZER PRODUCTS - 1.8%
         1,000   Sun World International
                 11.25%, due 4/15/04 .................................. 1,040

AUTOS & AUTO PARTS - 0.9%
           500   Exide Corp.
                 10.75%, due 12/15/02 ................................... 526

BEVERAGES - 3.0%
           750   Coca-Cola Bottling Group (Southwest), Inc.
                 9.00%, due 11/15/03 .................................... 776
         1,000   Cott Corp.
                 8.50%, due 5/01/07 ..................................... 995

BROADCAST MEDIA - 6.9%
           500   Cablevision Systems Corp.
                 9.875%, due 5/15/06 .................................... 534
                 Century Communications Corp.
           500   9.50%, due 3/01/05 ..................................... 513
           500   8.875%, due 1/15/07 .................................... 489
         1,000   Jones Intercable, Inc.
                 8.875%, due 4/01/07 .................................. 1,010
           500   Lenfest Communications, Inc.
                 8.375%, due 11/01/05 ................................... 492
         1,000   Young Broadcasting, Inc.
                 9.00%, due 1/15/06 ..................................... 980

BUILDING MATERIALS - 0.9%
           500   #Synthetic Industries (144A)
                 9.25%, due 2/15/07 (acquired 2/11/97) .................. 510

PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

CHEMICALS - 0.9%
         $ 500   Atlantis Group, Inc.
                 11.00%, due 2/15/03 .................................. $ 512

COMPUTER SOFTWARE - 2.8%
         1,000   Bell & Howell Holdings Co.
                 11.50%, due 3/01/00 Step Bond .......................... 805
         1,000   #HMT Technology (144A)
                 5.75%, due 1/15/04 (acquired 1/21/97) .................. 825

CONTAINERS/PACKAGING - 2.6%
           500   Applied Extrusion Technologies, Inc.
                 11.50%, due 4/01/02 .................................... 525
         1,000   Owens-Illinois, Inc.
                 9.75%, due 8/15/04 ................................... 1,049

COSMETICS - 2.7%
           500   Coty, Inc.
                 10.25%, due 5/01/05 .................................... 539
         1,000   #French FragranceS (144A)
                 10.375%, due 5/15/07 (acquired 5/09/97) .............. 1,030

DRUGS - 2.9%
           750   Chattem, Inc.
                 12.75%, due 6/15/04 .................................... 836
         1,000   IVAX Corp.
                 6.50%, due 11/15/01 .................................... 889

ELECTRONICS - 0.9%
           500   Plantronics, Inc.
                 10.00%, due 1/15/01 .................................... 520

ENTERTAINMENT - 0.9%
           500   AMC Entertainment, Inc.
                 9.50%, due 3/15/09 ..................................... 510

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ENVIRONMENTAL - 2.0%
                 Allied Waste North America, Inc. (144A)
        $1,000   #11.30%, due 6/01/02 Step Bond (acquired 5/15/97) .... $ 625
           500   #10.25%, due 12/01/06 (acquired 12/05/96) .............. 535

FINANCIAL - 2.5%
         1,000   #Americredit (144A)
                 9.25%, due 2/01/04 (acquired 2/04/97) .................. 980
           500   DVI, Inc.
                 9.875%, due 2/01/04 .................................... 500

FOOD - 4.5%
           500   Chiquita Brands International, Inc.
                 10.25%, due 11/01/06 ................................... 532
           500   Curtice Burns Foods, Inc.
                 12.25%, due 2/01/05 .................................... 554
         1,000   #Gorges/Quik-To-Fix Foods (144A)
                 11.50%, due 12/01/06 (acquired 11/25/96) ............. 1,030
           500   International Home Foods, Inc.
                 10.375%, due 11/01/06 .................................. 515

GAMING - 2.7%
           500   Aztar Corp.
                 13.75%, due 10/01/04 ................................... 570
           500   Boyd Gaming Corporation
                 9.25%, due 10/01/03 .................................... 500
           500   Station Casinos, Inc.
                 9.625%, due 6/01/03 .................................... 495

HARDWARE & TOOLS - 1.4%
           750   Shop Vac Corp.
                 10.625%, due 9/01/03 ................................... 797
PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

HOSPITAL MANAGEMENT - 2.6%
         $ 500   #Integrated Health (144A)
                 9.50%, due 9/15/07 (acquired 5/30/97) ................ $ 511
         1,000   Quorum Health Group, Inc. 8.75%, due 11/01/05 ........ 1,028

HOTELS/MOTELS - 4.0%
           500   HMH Properties, Inc.
                 9.50%, due 5/15/05 ..................................... 520
           500   John Q. Hammons Hotels
                 8.875%, due 2/15/04 .................................... 505
           500   Prime Hospitality Corp.
                 9.25%, due 1/15/06 ..................................... 515
           750   Wyndham Hotel Corp.
                 10.50%, due 5/15/06 .................................... 836

HOUSEHOLD PRODUCTS - 0.9%
           500   Ekco Group, Inc.
                 9.25%, due 4/01/06 ..................................... 505

INDUSTRIAL PRODUCT & SUPPLIER - 0.9%
           500   Printpack, Inc.
                 10.625%, due 8/15/06 ................................... 532

LEISURE TIME - 4.4%
         1,500   AMF Group, Inc.
                 12.25%, due 3/15/01 Step Bond ........................ 1,067
                 Cinemark USA, Inc.
           500   9.625%, due 8/01/08 .................................... 508
           500   #9.625%, due 8/01/08 (acquired 6/26/97) ................ 507
           500   E & S Holdings Corp.
                 10.375%, due 10/01/06 .................................. 521

MACHINERY--DIVERSIFIED - 1.9%
         1,000   Specialty Equipment Companies, Inc.
                 11.375%, due 12/01/03 ................................ 1,091

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING - 1.8%
        $1,000   Plastic Specialties and Technologies, Inc.
                 11.25%, due 12/01/03 ................................ $1,070

METALS - 4.5%
           500   Armco, Inc.
                 9.375%, due 11/01/00 ................................... 512
         1,000   Commonwealth Aluminum Corp.
                 10.75%, due 10/01/06 ................................. 1,055
           500   Oregon Steel Mills, Inc.
                 11.00%, due 6/15/03 .................................... 539
           500   #Wells Aluminum Corp. (144A)
                 10.125%, due 6/01/05 (acquired 5/28/97) ................ 514

OFFICE EQUIPMENT & SUPPLIES - 1.8%
         1,200   Corporate Express, Inc.
                 4.50%, due 7/01/00 Convertible ....................... 1,065

OIL & GAS - 0.9%
           500   Crown Central Petroleum Corp.
                 10.875%, due 2/01/05 ................................... 525

OIL SERVICES - 4.2%
           500   #ICO, Inc. (144A)
                 10.375%, due 6/01/07 (acquired 6/09/97) ................ 514
         1,000   Snyder Oil Corp.
                 8.75%, due 6/15/07 ..................................... 991
         1,000   #United Refining Co. (144A)
                 10.75%, due 6/15/07 (acquired 6/09/97) ................. 985

PAPER & FOREST PRODUCTS - 2.6%
           500   #The Fonda Group (144A)
                 9.50%, due 3/01/07 (acquired 2/27/97) .................. 478
           500   Specialty Paper
                 9.375%, due 10/15/06 ................................... 505
           500   Stone Container Corp.
                 11.875%, due 12/01/98 .................................. 526
PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

PETROLEUM & PETROLEUM SERVICES - 0.4%
         $ 250   Vintage Petroleum, Inc.
                 8.625%, due 2/01/09 .................................. $ 249

RESTAURANTS - 1.8%
         1,000   Apple South, Inc.
                 9.75%, due 6/01/06 ................................... 1,050

RETAIL - 0.8%
           500   K-Mart Corp.
                 7.95%, due 2/01/23 ..................................... 450

RETAIL--GROCERS - 1.7%
         1,000   #Quality Food Centers, Inc. (144A)
                 8.70%, due 3/15/07 (acquired 3/19/97) .................. 992

RETAIL--OTHER - 1.9%
                 Petroleum Heat & Power Co.
           325   12.25%, due 2/01/05 .................................... 341
           250   9.375%, due 2/01/06 .................................... 238
           500   #Windy Hill Pet Food Co., Inc. (144A)
                 9.75%, due 5/15/07 (acquired 5/21/97) .................. 500

SAVINGS & LOAN--SAVINGS BANK - 0.9%
           500   #First Nationwide Holdings, Inc. (144A)
                 10.625%, due 10/01/03 (acquired 9/13/96) ............... 552

TELECOMMUNICATIONS - 3.4%
         1,000   Paging Network, Inc.
                 10.00%, due 10/15/08 ................................... 960
         1,000   PhoneTel Technologies
                 12.00%, due 12/15/06 ................................. 1,010

TEXTILES - 0.9%
           500   Dominion Textile (USA), Inc.
                 9.25%, due 4/01/06 ..................................... 521

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

SHARES OR
PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TRANSPORTATION - 1.8%
        $1,000   International Shipholding Corp.
                 9.00%, due 7/01/03 .................................. $1,025

UTILITIES - 0.6%
           342   Midland Cogeneration Venture, L.P.
                 10.33%, due 7/23/02 .................................... 374

UTILITIES--ELECTRIC DISTRIBUTION - 0.9%
           500   El Paso Electric Co.
                 9.40%, due 5/01/11 ..................................... 544
                                                                        -----
TOTAL CORPORATE BONDS ................................................ 52,842
                                                                        -----

PREFERRED STOCK - 5.5%

BROADCAST MEDIA - 5.5%
             5   #American Radio Systems Corp. (acquired 1/30/97) ....... 558
            10   #Capstar Broadcast (acquired 6/17/97) ................ 1,010
             5   #Chancellor Radio Broadcasting Co. (acquired 1/23/97) ...570
             5   SFX Broadcasting, Inc. ................................. 540
             5   Sinclair Broadcast Group, Inc. ......................... 529
                                                                        -----
TOTAL PREFERRED STOCK ................................................. 3,207
                                                                        -----
SHARES OR
PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 3.2%

INVESTMENT COMPANIES:
        $1,888   SSgA Money Market Portfolio ........................ $ 1,888
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 1,888
                                                                        -----
TOTAL INVESTMENTS - 98.9% ............................................ 57,937
Other Assets, less Liabilities .......................................... 624
                                                                        -----
NET ASSETS .......................................................... $58,561
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $12,984,702 and the total value is 22.56% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                OVERVIEW OF THE
                            SAFECO INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                            SAFECO MANAGED BOND FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A very robust U.S. economy in the first quarter of 1997 prompted a renewal of inflation fears among bond market participants. The Federal
Reserve added fuel to the fire in March by raising its benchmark Fed
Funds rate from 5 1/4 to 5 1/2%. Consequently, interest rates in general rose throughout the first four months of the year. But as data began to appear that suggested a significant slowing in second quarter economic activity, the market rallied, and rates fell back to where they were when the year started. A new year, the same old story: an extremely volatile--yet trendless--bond market.
                          [PHOTO OF MICHAEL C. KNEBEL]

   This kind of environment has persisted throughout the last few years. Consequently, our returns for both the Intermediate Term U.S. Treasury Fund and the Managed Bond Fund have suffered, owing to our portfolios having a duration that is either too short or too long whenever rates have changed course. We expect these same market conditions to continue. Thus, this year we've made several changes to our bond strategy, which should improve our performance in a wider range of market conditions.
   First, we have refined our technique for managing the Funds' sensitivity to changes in interest rates. While we've retained our fundamental approach of shortening the Funds' average maturity when rates rise (to protect principal) and lengthening when rates fall (to capture capital gains), we expect to limit the magnitude of such changes and to make them less frequently, so that the average maturity of the Fund more closely reflects broad market characteristics. In so doing, we hope to produce returns which track the market more closely, while still offering down-side protection in bear markets.
   Second, we are placing greater emphasis on sources of potential return other than changes in interest rates, or duration. We will be more active in our search for mispriced sectors of the markets and in managing our allocations to those sectors.
   Despite these enhancements, our strategy remains the same in two important ways. We continue to emphasize high quality, intermediate bonds to capture broad market returns. Therefore, the Funds' average maturity remains limited to ten years or less. And, as always, changes to the Funds' average maturity are made in response to, not in anticipation of, rate movements. We remain trend followers, at least until a highly accurate, reliable method is discovered for predicting future rates.

                          REPORT FROM THE FUND MANAGER
                            SAFECO INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE SAFECO INTERMEDIATE TERM U.S. TREASURY FUND returned 1.84% for Advisor Class A shares and 1.53% for Advisor Class B shares for the six-month period ended June 30, 1997. For the year ended the same date, Advisor Class A shares returned 4.97%, while Advisor Class B shares returned 4.58.%. (These returns do not include sales charges.) On average, intermediate-term Treasury funds, as measured by Lipper Analytical Services, had a six-month return of 2.17% and a 12-month return of 6.51%. The sector, as measured by the Merrill Lynch Intermediate Treasury Index (which includes no operating expenses or transaction costs), returned 6.91% for the year.
    We bought high quality, U.S. government agency securities to increase the Fund's yield. We've also adjusted the mix of Treasury holdings to maximize yield, while maintaining a relatively short average maturity overall.

 HIGHLIGHTS
-------------------------------

 CURRENT 30-DAY YIELD CLASS A ........................................... 5.18%
 CURRENT 30-DAY YIELD CLASS B ........................................... 4.72%
 WEIGHTED AVERAGE MATURITY ......................................... 5.90 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PERFORMANCE OVERVIEW --
       CLASS A AND CLASS B SHARES
       AVERAGE ANNUAL TOTAL RETURN
   FOR THE PERIOD ENDED JUNE 30, 1997

                                                                       With                                     Without
                                                               Sales Charge                                Sales Charge
                                                                                       Since                                   Since
                                                    1 Year           5 Year        Inception     1 Year          5 Year    Inception
SAFECO Intermediate-Term
U.S. Treasury Fund Class A                            0.25             4.84             6.69       4.97            5.81         7.25
SAFECO Intermediate-Term
U.S. Treasury Fund Class B                          (0.42)             5.41             7.21       4.58            5.73         7.21
Investment Value As of June 30, 1997
SAFECO Intermediate-Term
U.S. Treasury Fund Class A: $17,621*
SAFECO Intermediate-Term
U.S. Treasury Fund Class B: $18,382
Merrill Lynch Intermediate-Term
Treasury Index: $19,660
With Sales Charge
                                                    SAFECO           SAFECO
                                             Intermediate-    Intermediate-    Merrill Lynch
                                                      Term             Term    Intermediate-
                                             U.S. Treasury    U.S. Treasury             Term
                                                      Fund             Fund         Treasury
                                                   Class A          Class B            Index
09/30/88                                            $9,605          $10,057          $10,000
10/31/88                                             9,734           10,192           10,136
11/30/88                                             9,658           10,113           10,048
12/31/88                                             9,669           10,125           10,057
01/31/89                                             9,727           10,185           10,156
02/28/89                                             9,677           10,133           10,114
03/31/89                                             9,694           10,151           10,164
04/30/89                                             9,865           10,330           10,351
05/31/89                                            10,038           10,511           10,569
06/30/89                                            10,267           10,751           10,839
07/31/89                                            10,447           10,939           11,060
08/31/89                                            10,350           10,837           10,906
09/30/89                                            10,392           10,882           10,961
10/31/89                                            10,567           11,065           11,186
11/30/89                                            10,644           11,146           11,295
12/31/89                                            10,666           11,169           11,324
01/31/90                                            10,603           11,102           11,259
02/28/90                                            10,656           11,158           11,288
03/31/90                                            10,650           11,152           11,310
04/30/90                                            10,623           11,123           11,270
05/31/90                                            10,824           11,334           11,509
06/30/90                                            10,934           11,449           11,658
07/31/90                                            11,081           11,603           11,826
08/31/90                                            11,041           11,561           11,774
09/30/90                                            11,084           11,606           11,882
10/31/90                                            11,172           11,699           12,047
11/30/90                                            11,288           11,820           12,227
12/31/90                                            11,430           11,968           12,400
01/31/91                                            11,481           12,022           12,526
02/28/91                                            11,571           12,116           12,591
03/31/91                                            11,653           12,202           12,660
04/30/91                                            11,782           12,337           12,791
05/31/91                                            11,844           12,402           12,864
06/30/91                                            11,858           12,417           12,877
07/31/91                                            12,006           12,572           13,016
08/31/91                                            12,208           12,783           13,259
09/30/91                                            12,392           12,976           13,485
10/31/91                                            12,525           13,115           13,637
11/30/91                                            12,654           13,250           13,797
12/31/91                                            12,975           13,586           14,134
01/31/92                                            12,827           13,431           13,991
02/28/92                                            12,843           13,448           14,044
03/31/92                                            12,796           13,399           13,987
04/30/92                                            12,894           13,501           14,115
05/31/92                                            13,079           13,695           14,316
06/30/92                                            13,284           13,909           14,524
07/31/92                                            13,614           14,256           14,793
08/31/92                                            13,721           14,367           14,964
09/30/92                                            13,976           14,634           15,171
10/31/92                                            13,720           14,366           14,985
11/30/92                                            13,635           14,277           14,918
12/31/92                                            13,827           14,478           15,115
01/31/93                                            14,183           14,851           15,397
02/28/93                                            14,496           15,179           15,628
03/31/93                                            14,555           15,241           15,686
04/30/93                                            14,659           15,350           15,810
05/31/93                                            14,611           15,299           15,763
06/30/93                                            14,965           15,670           15,990
07/31/93                                            14,988           15,694           16,022
08/31/93                                            15,358           16,081           16,267
09/30/93                                            15,444           16,172           16,337
10/31/93                                            15,478           16,208           16,366
11/30/93                                            15,231           15,948           16,287
12/31/93                                            15,326           16,048           16,351
01/31/94                                            15,525           16,256           16,514
02/28/94                                            15,114           15,826           16,279
03/31/94                                            14,796           15,493           16,051
04/30/94                                            14,691           15,383           15,942
05/31/94                                            14,697           15,390           15,959
06/30/94                                            14,669           15,361           15,970
07/31/94                                            14,864           15,564           16,168
08/31/94                                            14,902           15,604           16,219
09/30/94                                            14,739           15,434           16,088
10/31/94                                            14,745           15,440           16,092
11/30/94                                            14,715           15,408           16,012
12/31/94                                            14,772           15,468           16,072
01/31/95                                            14,941           15,645           16,339
02/28/95                                            15,165           15,879           16,652
03/31/95                                            15,242           15,960           16,743
04/30/95                                            15,430           16,157           16,935
05/31/95                                            16,019           16,774           17,419
06/30/95                                            16,126           16,886           17,533
07/31/95                                            16,001           16,755           17,545
08/31/95                                            16,192           16,955           17,689
09/30/95                                            16,371           17,142           17,808
10/31/95                                            16,620           17,403           18,008
11/30/95                                            16,958           17,757           18,232
12/31/95                                            17,246           18,059           18,418
01/31/96                                            17,302           18,117           18,576
02/28/96                                            16,880           17,676           18,368
03/31/96                                            16,703           17,490           18,280
04/30/96                                            16,668           17,454           18,222
05/31/96                                            16,665           17,451           18,212
06/30/96                                            16,786           17,577           18,390
07/31/96                                            16,839           17,632           18,447
08/31/96                                            16,837           17,631           18,467
09/30/96                                            17,025           17,828           18,701
10/31/96                                            17,232           18,033           19,006
11/30/96                                            17,450           18,269           19,240
12/31/96                                            17,302           18,104           19,135
01/31/97                                            17,350           18,129           19,206
02/28/97                                            17,317           18,087           19,227
03/31/97                                            17,100           17,853           19,129
04/30/97                                            17,314           18,071           19,343
05/31/97                                            17,435           18,198           19,492
06/30/97                                            17,621           18,382           19,660
*The funds inception was September 7,
1988. Graph and average annual return
comparison begins September 30, 1988.

     The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
     The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                          REPORT FROM THE FUND MANAGER
                            SAFECO MANAGED BOND FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   THE SAFECO MANAGED BOND FUND returned 1.64% for Advisor Class A shares and 1.25% for Advisor Class B shares for the six-month period; and 4.37% for Advisor Class A shares, and 3.78% for Advisor Class B shares for the year ended June 30, 1997. (These returns do not include sales charges). The sector as a whole, as measured by the Lehman Brothers Government/Corporate Bond Index, returned 2.75% for the period, and 7.75% for the year.

 HIGHLIGHTS
-------------------------------

                                                              PERCENT OF
BONDS BY TYPE                                                 NET ASSETS
-------------------------------------------------------------------------
U.S. Treasury Securities ............................................ 76%
Financial & Banking .................................................. 12
Building Materials .................................................... 1
Retail ................................................................ 4
FHLMC ................................................................. 2
Cash, Temporary Investments
  and Other ........................................................... 5
                                                                     ----
                                                                     100%
                                                                     ----
                                                                     ----

 CURRENT 30-DAY YIELD CLASS A ........................................... 4.91%
 CURRENT 30-DAY YIELD CLASS B ........................................... 4.27%
 WEIGHTED AVERAGE MATURITY ......................................... 6.02 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             PERFORMANCE OVERVIEW --
            CLASS A AND CLASS B SHARES
           AVERAGE ANNUAL TOTAL RETURN
        FOR THE PERIOD ENDED JUNE 30, 1997

                                                              With                            Without
                                                      Sales Charge                       Sales Charge
                                                                           Since                             Since
                                                            1 Year     Inception               1 Year    Inception
SAFECO Managed Bond Fund Class A                            (0.33)          3.06                 4.37         4.49
SAFECO Managed Bond Fund Class B                            (1.22)          3.49                 3.78         4.31
Investment Value As of June 30, 1997
SAFECO Managed Bond Fund Class A: $11,056*
SAFECO Managed Bond Fund Class B: $11,211
Lehman Brothers Gov't/Corp. Index: $12,251
With Sales Charge
                                                            SAFECO        SAFECO
                                                           Managed       Managed
                                                         Bond Fund     Bond Fund      Lehman Brothers
                                                           Class A       Class B    Gov't/Corp. Index
02/28/94                                                    $9,550       $10,000              $10,000
03/31/94                                                     9,231         9,666                9,755
04/30/94                                                     9,223         9,657                9,674
05/31/94                                                     9,231         9,666                9,657
06/30/94                                                     9,218         9,653                9,634
07/31/94                                                     9,318         9,757                9,827
08/31/94                                                     9,340         9,780                9,831
09/30/94                                                     9,266         9,703                9,683
10/31/94                                                     9,272         9,709                9,672
11/30/94                                                     9,245         9,680                9,655
12/31/94                                                     9,263         9,699                9,718
01/31/95                                                     9,386         9,828                9,905
02/28/95                                                     9,541         9,991               10,135
03/31/95                                                     9,587        10,038               10,203
04/30/95                                                     9,709        10,167               10,344
05/31/95                                                    10,059        10,533               10,778
06/30/95                                                    10,137        10,615               10,864
07/31/95                                                    10,067        10,541               10,822
08/31/95                                                    10,193        10,674               10,960
09/30/95                                                    10,305        10,791               11,072
10/31/95                                                    10,469        10,962               11,235
11/30/95                                                    10,675        11,178               11,420
12/31/95                                                    10,870        11,382               11,588
01/31/96                                                    10,887        11,400               11,660
02/28/96                                                    10,627        11,127               11,412
03/31/96                                                    10,514        11,010               11,317
04/30/96                                                    10,509        11,004               11,239
05/31/96                                                    10,514        11,009               11,219
06/30/96                                                    10,593        11,092               11,370
07/31/96                                                    10,626        11,127               11,396
08/31/96                                                    10,646        11,148               11,369
09/30/96                                                    10,734        11,239               11,571
10/31/96                                                    10,843        11,347               11,841
11/30/96                                                    10,965        11,467               12,058
12/31/96                                                    10,877        11,369               11,925
01/31/97                                                    10,884        11,368               11,939
02/28/97                                                    10,858        11,335               11,964
03/31/97                                                    10,715        11,179               11,822
04/30/97                                                    10,863        11,327               11,994
05/31/97                                                    10,946        11,406               12,106
06/30/97                                                    11,056        11,211               12,251
*Graph and average annual total return
date is measured from February 28, 1994
(initial public offering date).

     The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
     The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             REPORT FROM THE MANAGED BOND FUND MANAGER (Continued)

   We reduced the Managed Bond Fund's overall allocation to corporate bonds from 26% to 16% over the six-month period because of the increasing risk that the difference between Treasury and corporate yields would widen, causing corporate bond values to fall. With our remaining corporate holdings, "we moved out the yield curve" lengthening maturities and increasing the Fund's yield in the process. To improve diversification, we reduced the average position in a given company while increasing the number of different companies whose bonds we hold.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   S&P CREDIT RATING DISTRIBUTION
     AS A PERCENT OF NET ASSETS
          AT JUNE 30, 1997

AAA:                                        81%
AA:                                          1%
A:                                          13%
Cash & Other Assets, Less
Liabilities:                                 5%

/s/ Michael C. Knebel
Michael C. Knebel
-------------------------------

Michael Knebel oversees SAFECO Corporation's entire taxable bond operation. He has 13 years investment experience, an MBA from the University of Minnesota and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 98.6%

U.S. FEDERAL AGENCY NOTES - 6.4%
        $1,000   6.875%, due 11/22/06 ................................. $ 982

U.S. TREASURY NOTES - 86.6%
         2,450   7.75%, due 2/15/01 ................................... 2,563
         1,300   7.50%, due 11/15/01 .................................. 1,355
         3,470   7.25%, due 8/15/04 ................................... 3,617
         3,310   6.875%, due 3/31/00 .................................. 3,364
         2,375   6.50%, due 10/15/06 .................................. 2,364

U.S. TREASURY PRINCIPAL STRIPS - 5.6%
         1,625   0.00%, due 2/15/07 ..................................... 861
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ..................................... 15,106
                                                                        -----

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 0.2%

INVESTMENT COMPANIES:
           $26   SSgA Money Market Portfolio ......................... $   26
                                                                        -----
TOTAL TEMPORARY INVESTMENTS .............................................. 26
                                                                        -----
TOTAL INVESTMENTS - 98.8% ............................................ 15,132
Other Assets, less Liabilities .......................................... 180
                                                                        -----
NET ASSETS .......................................................... $15,312
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 1.5%

FINANCIAL - 1.5%
          $ 67   Chevy Chase Auto ABS Series 1996-1, Class A
                 6.60%, due 12/15/02 ................................... $ 67
                                                                         ----
TOTAL ASSET BACK SECURITIES .............................................. 67
                                                                         ----

CORPORATE BONDS - 18.0%

BANK--DOMESTIC - 1.1%
            50   Banc One Corp.
                 7.60%, due 5/01/07 ...................................... 51

BANK--MAJOR REGION - 1.5%
            75   ABN Amro Bank
                 7.125%, due 6/18/07 ..................................... 75

BUILDING MATERIALS - 1.5%
            70   Hanson Overseas
                 6.75%, due 9/15/05 ...................................... 68

FINANCIAL--DIVERSIFIED - 3.7%
           100   Federal Home Loan Mortgage Corp.
                 5.78%, due 10/22/03 ..................................... 95
            75   Student Loan Marketing Association
                 6.375%, due 2/11/00 ..................................... 75

FINANCE--MISC. - 6.4%
           110   Ford Motor Credit Co.
                 7.20%, due 6/15/07 ..................................... 110
            70   Lehaman Brother Holdings, Inc.
                 7.375%, due 5/15/04 ..................................... 71
           115   Smith Barney Holdings
                 6.625%, due 11/15/03 ................................... 113

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL - 1.6%
           $75   Sears Roebuck Acceptance Corp.
                 6.75%, due 9/15/05 .................................... $ 74

RETAIL--DEPARTMENT STORES - 2.2%
           100   J.C. Penney Co., Inc.
                 7.60%, due 4/01/07 ..................................... 104
                                                                         ----
TOTAL CORPORATE BONDS ................................................... 836
                                                                         ----

U.S. GOVERNMENT SECURITIES - 75.5%

U.S. TREASURY NOTES - 54.0%
           305   7.25%, due 8/15/04 ..................................... 318
           430   6.875%, due 3/31/00 .................................... 437
           465   6.50%, due 10/15/06 .................................... 463
           600   6.375%, due 9/30/01 .................................... 600
           685   5.75%, due 12/31/98 .................................... 683

U.S. TREASURY PRINCIPAL STRIP - 21.5%
         1,875   0.00%, due 2/15/07 ..................................... 993
                                                                         ----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 3,494
                                                                         ----

TEMPORARY INVESTMENTS - 4.6%

INVESTMENT COMPANIES:
           213   SSgA Money Market Portfolio ............................ 213
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 213
                                                                         ----
TOTAL INVESTMENTS - 99.6% ............................................. 4,610
Other Assets, less Liabilities ........................................... 16
                                                                         ----
NET ASSETS ........................................................... $4,626
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                OVERVIEW OF THE
                           SAFECO MUNICIPAL BOND FUND
                       AND CALIFORNIA MUNICIPAL BOND FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The first half of 1997 was particularly uneventful for the municipal bond markets. As measured by the Bond Buyer 40 Bond Index, long-term municipal yields stayed within a narrow range, ending the period slightly lower than where they began. Yields began the period at 5.78% on January 2, 1997 and ended at 5.69% on June 30, 1997. They ranged from a high of 6.01% on April 14 to a low of 5.58% on June 20.
                          [PHOTO OF STEPHEN C. BAUER]

   Stable interest rates and contained inflation are the major factors holding the market in a narrow, quiet range. In fact, falling long-term rates have caused the yield curve to flatten, diminishing the difference in the yield between shorter and longer-term bonds.
   Meanwhile, low supply, strong demand (especially from high yield funds) and price cutting by bond insurers has diminished the differences in yield between high and low credit quality bonds.
   It's been a difficult market in which to add value. There has been no bad news to scare people into selling at fire sale prices. And the continued low supply means there are no big imbalances to take advantage of.
   My techniques of increasing yield--lowering credit quality, giving up call protection, and extending maturities--have become increasingly difficult to execute in recent weeks. Quality differentials have narrowed so that a swap from Aaa to Baa now increases yield only 18 to 20 basis points instead of 25 to 30 as was common several months ago. Flattening of the yield curve (the difference in yield between various maturities) has reduced the attractiveness of extending maturities. While the spread between bonds with 10-year calls and those with six-year calls is still attractive, we have few 10-year call holdings that we can use in that kind of swap.
   I think it will take a market correction to reverse the narrowing spreads in maturity and credit quality. Until that happens, my swapping activity will be low. In the meantime I am going to pursue the possibilities of using more premium bonds in the Funds to add yield.
   Looking ahead, I don't see a market correction. I see continued stability. It's hold and clip the coupons time. But really, income and stability are why people should buy bonds anyway.

                          REPORT FROM THE FUND MANAGER
                           SAFECO MUNICIPAL BOND FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Municipal Bond Fund returned 2.74% for Advisor Class A shares and 2.51% for Advisor Class B shares (not including the effects of sales charges) for the six months ended June 30, 1997. The peer group for all general municipal bond funds returned 2.95%, according to Lipper Analytical Services. For the 12 months ended June 30, 1997 the Fund returned 8.38% for Advisor Class A shares and 7.89% for Advisor Class B shares (not including the effects of sales charges), compared to the Lipper average of 7.81%.
   The Fund's above average performance did not beat the Lehman Brothers long municipal Bond Index which returned 9.73% for the year. But then, it's very difficult for an unleveraged bond fund to outperform an index in a rising market because the index is a "portfolio on paper" with no cash, no call features and no transaction expenses.
   Your Fund does best when yields are falling and prices are

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PERFORMANCE OVERVIEW --
          CLASS A AND CLASS B SHARES
          AVERAGE ANNUAL TOTAL RETURN
      FOR THE PERIOD ENDED JUNE 30, 1997

                                                                        With                                 Without
                                                                Sales Charge                            Sales Charge
                                                       1 Year         5 Year       10 Year     1 Year         5 Year    10 Year
SAFECO Municipal Bond Fund Class A                      3.50%          5.84%         7.87%      8.38%          6.82%      8.37%
SAFECO Municipal Bond Fund Class B                      2.89%          6.41%         8.32%      7.89%          6.72%      8.32%
Investment Value As of June 30, 1997
SAFECO Municipal Bond Fund Class A: $21,338
SAFECO Municipal Bond Fund Class B: $22,241
Shearson Long Muni Bond Index: $24,128
With Sales Charge
                                                       SAFECO         SAFECO
                                                    Municipal      Municipal      Shearson
                                                    Bond Fund      Bond Fund     Long Muni
                                                      Class A        Class B    Bond Index
06/30/87                                               $9,550        $10,000       $10,000
07/31/87                                                9,632         10,086        10,092
08/31/87                                                9,655         10,110        10,137
09/30/87                                                9,229          9,663         9,723
10/31/87                                                9,251          9,687         9,723
11/30/87                                                9,523          9,972        10,034
12/31/87                                                9,691         10,147        10,164
01/31/88                                               10,149         10,627        10,570
02/28/88                                               10,266         10,749        10,694
03/31/88                                               10,065         10,539        10,541
04/30/88                                               10,140         10,618        10,625
05/31/88                                               10,111         10,587        10,636
06/30/88                                               10,316         10,802        10,843
07/31/88                                               10,369         10,857        10,916
08/31/88                                               10,422         10,913        10,959
09/30/88                                               10,655         11,157        11,207
10/31/88                                               10,949         11,464        11,462
11/30/88                                               10,820         11,330        11,339
12/31/88                                               11,035         11,555        11,536
01/31/89                                               11,290         11,822        11,808
02/28/89                                               11,121         11,645        11,642
03/31/89                                               11,121         11,645        11,652
04/30/89                                               11,382         11,918        11,994
05/31/89                                               11,595         12,141        12,272
06/30/89                                               11,741         12,294        12,458
07/31/89                                               11,861         12,420        12,623
08/31/89                                               11,757         12,311        12,431
09/30/89                                               11,747         12,300        12,393
10/31/89                                               11,861         12,420        12,557
11/30/89                                               12,074         12,643        12,824
12/31/89                                               12,148         12,720        12,919
01/31/90                                               12,006         12,572        12,788
02/28/90                                               12,144         12,717        12,932
03/31/90                                               12,127         12,699        12,945
04/30/90                                               11,941         12,504        12,787
05/31/90                                               12,319         12,899        13,148
06/30/90                                               12,433         13,019        13,277
07/31/90                                               12,672         13,269        13,512
08/31/90                                               12,342         12,923        13,190
09/30/90                                               12,318         12,898        13,170
10/31/90                                               12,553         13,145        13,448
11/30/90                                               12,902         13,510        13,789
12/31/90                                               12,956         13,566        13,850
01/31/91                                               13,161         13,781        14,036
02/28/91                                               13,218         13,841        14,134
03/31/91                                               13,234         13,858        14,168
04/30/91                                               13,456         14,090        14,388
05/31/91                                               13,592         14,232        14,557
06/30/91                                               13,545         14,183        14,530
07/31/91                                               13,760         14,408        14,754
08/31/91                                               13,969         14,628        14,966
09/30/91                                               14,193         14,862        15,183
10/31/91                                               14,345         15,020        15,342
11/30/91                                               14,298         14,972        15,361
12/31/91                                               14,741         15,436        15,727
01/31/92                                               14,613         15,302        15,717
02/28/92                                               14,651         15,341        15,742
03/31/92                                               14,633         15,322        15,782
04/30/92                                               14,771         15,467        15,932
05/31/92                                               15,020         15,728        16,165
06/30/92                                               15,345         16,068        16,478
07/31/92                                               15,935         16,686        17,082
08/31/92                                               15,609         16,344        16,853
09/30/92                                               15,639         16,376        16,928
10/31/92                                               15,298         16,019        16,645
11/30/92                                               15,767         16,510        17,114
12/31/92                                               16,031         16,787        17,336
01/31/93                                               16,187         16,950        17,499
02/28/93                                               16,887         17,683        18,313
03/31/93                                               16,622         17,406        18,092
04/30/93                                               16,850         17,644        18,340
05/31/93                                               16,947         17,746        18,492
06/30/93                                               17,295         18,110        18,839
07/31/93                                               17,228         18,040        18,858
08/31/93                                               17,686         18,520        19,341
09/30/93                                               17,884         18,727        19,610
10/31/93                                               17,933         18,778        19,647
11/30/93                                               17,706         18,541        19,409
12/31/93                                               18,061         18,912        19,910
01/31/94                                               18,280         19,141        20,145
02/28/94                                               17,739         18,575        19,478
03/31/94                                               16,838         17,631        18,315
04/30/94                                               16,854         17,648        18,456
05/31/94                                               17,057         17,860        18,672
06/30/94                                               16,868         17,663        18,448
07/31/94                                               17,256         18,069        18,922
08/31/94                                               17,268         18,082        18,962
09/30/94                                               16,842         17,636        18,522
10/31/94                                               16,482         17,258        17,954
11/30/94                                               16,143         16,904        17,480
12/31/94                                               16,571         17,352        18,100
01/31/95                                               17,181         17,990        18,896
02/28/95                                               17,903         18,746        19,666
03/31/95                                               18,033         18,883        19,902
04/30/95                                               18,006         18,854        19,893
05/31/95                                               18,844         19,731        20,740
06/30/95                                               18,440         19,309        20,357
07/31/95                                               18,529         19,402        20,462
08/31/95                                               18,768         19,652        20,750
09/30/95                                               18,908         19,798        20,913
10/31/95                                               19,303         20,213        21,419
11/30/95                                               19,838         20,773        21,972
12/31/95                                               20,130         21,079        22,314
01/31/96                                               20,196         21,147        22,410
02/28/96                                               19,973         20,914        22,137
03/31/96                                               19,517         20,436        21,732
04/30/96                                               19,370         20,283        21,645
05/31/96                                               19,402         20,316        21,655
06/30/96                                               19,688         20,615        21,989
07/31/96                                               19,929         20,868        22,207
08/31/96                                               19,858         20,794        22,178
09/30/96                                               20,260         21,214        22,670
10/31/96                                               20,494         21,446        22,947
11/30/96                                               20,961         21,908        23,440
12/31/96                                               20,770         21,696        23,299
01/31/97                                               20,661         21,573        23,253
02/28/97                                               20,867         21,779        23,504
03/31/97                                               20,503         21,388        23,097
04/30/97                                               20,740         21,641        23,370
05/31/97                                               21,096         21,985        23,823
06/30/97                                               21,338         22,241        24,128

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
rising due primarily to three factors: Number one, the Fund stays fully invested. Two, it has a relatively long average maturity. And three, it has a high concentration of deep discount bonds which perform well in bull markets because of excellent call protection.
   All of the activity in the Municipal Bond Fund centered around one theme: increase yield. In general, I increased yield by extending maturities and lowering credit quality. However, I had one amazing trade in which I picked up yield, improved credit and extended call protection by selling Puerto Rico Highway (for a ridiculously high price) and buying Valdez Alaska Marine Terminal.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   S&P CREDIT RATING DISTRIBUTION
     AS A PERCENT OF NET ASSETS
          AT JUNE 30, 1997

AAA:                                        36%
AA:                                         21%
A:                                          27%
BBB:                                         8%
Not Rated:                                   7%
Cash & Other Assets, Less
Liabilities:                                 1%

 HIGHLIGHTS
------------------------------------------------------------------

                                                                PERCENT OF
TOP FIVE STATES                                                 NET ASSETS
----------------------------------------------------------------------------
California ............................................................. 22%
Washington .............................................................. 13
Illinois ................................................................. 7
Texas .................................................................... 7
New York ................................................................. 7

 CURRENT 30-DAY YIELD CLASS A ........................................... 4.54%
 CURRENT 30-DAY YIELD CLASS B ........................................... 4.12%
 WEIGHTED AVERAGE MATURITY ......................................... 24.5 YEARS

                                                                PERCENT OF
TOP FIVE HOLDINGS                                               NET ASSETS
----------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency ...................... 4.6%
Illinois Educational Facilities Authority .............................. 3.6
Austin Combined Utility System ......................................... 3.3
Alaska Housing Finance Corp.  .......................................... 3.2
East Chicago (IN) Elementary School
  Building Corp.  ...................................................... 2.5

                          REPORT FROM THE FUND MANAGER
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The California Tax-Free Fund underperformed the Lipper Analytical Services average for California Funds for the first six months of 1997, returning 2.70% for Advisor Class A shares and 2.31% for Advisor Class B shares (not including the effects of sales charges), versus 2.82% for Lipper. For the 12-month period ended June 30, 1997, the Fund returned 9.10% for Advisor Class A shares and 8.39% for Advisor Class B shares (again, not including the effects of sales charges), while the average California fund earned 8.07%.
   The Lehman Brothers Long Municipal Bond Index returned 9.73% for the year. In fact, it's very difficult for an unleveraged bond fund to outperform an index in a rising market. The index is a "portfolio on paper" with no cash, no call features and no transaction expenses.
   The California Fund stays fully invested and has an even longer average maturity and much more aggressive coupon

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PERFORMANCE OVERVIEW --
       CLASS A AND CLASS B SHARES
       AVERAGE ANNUAL TOTAL RETURN
   FOR THE PERIOD ENDED JUNE 30, 1997

                                                                     With                                 Without
                                                             Sales Charge                            Sales Charge
                                                   1 Year          5 Year       10 Year     1 Year         5 Year    10 Year
SAFECO California Tax-Free
Income Fund Class A                                  4.19            6.27          7.87       9.10           7.26       8.36
SAFECO California Tax-Free
Income Fund Class B                                  3.39            6.81          8.29       8.39           7.12       8.29
Investment Value As of June 30, 1997
SAFECO California Tax-Free
Income Fund Class A: $21,325
SAFECO California Tax-Free
Income Fund Class B: $22,184
Shearson Long Muni Bond Index: $24,128
With Sales Charge
                                                   SAFECO          SAFECO
                                               California      California        SAFECO
                                                 Tax-Free        Tax-Free      Shearson
                                              Income Fund     Income Fund     Long Muni
                                                  Class A         Class B    Bond Index
06/30/87                                            9,550          10,000        10,000
07/31/87                                            9,622          10,076        10,092
08/31/87                                            9,635          10,089        10,137
09/30/87                                            9,112           9,541         9,723
10/31/87                                            9,097           9,526         9,723
11/30/87                                            9,470           9,917        10,034
12/31/87                                            9,685          10,141        10,164
01/31/88                                           10,161          10,640        10,570
02/28/88                                           10,311          10,797        10,694
03/31/88                                           10,008          10,480        10,541
04/30/88                                           10,064          10,538        10,625
05/31/88                                            9,976          10,446        10,636
06/30/88                                           10,232          10,714        10,843
07/31/88                                           10,260          10,743        10,916
08/31/88                                           10,306          10,792        10,959
09/30/88                                           10,548          11,045        11,207
10/31/88                                           10,861          11,372        11,462
11/30/88                                           10,697          11,201        11,339
12/31/88                                           10,923          11,438        11,536
01/31/89                                           11,185          11,712        11,808
02/28/89                                           11,024          11,544        11,642
03/31/89                                           11,018          11,538        11,652
04/30/89                                           11,274          11,805        11,994
05/31/89                                           11,504          12,046        12,272
06/30/89                                           11,627          12,175        12,458
07/31/89                                           11,761          12,315        12,623
08/31/89                                           11,618          12,165        12,431
09/30/89                                           11,614          12,161        12,393
10/31/89                                           11,727          12,279        12,557
11/30/89                                           11,936          12,498        12,824
12/31/89                                           12,006          12,571        12,919
01/31/90                                           11,873          12,432        12,788
02/28/90                                           12,018          12,584        12,932
03/31/90                                           11,996          12,561        12,945
04/30/90                                           11,813          12,370        12,787
05/31/90                                           12,175          12,749        13,148
06/30/90                                           12,292          12,871        13,277
07/31/90                                           12,526          13,116        13,512
08/31/90                                           12,214          12,789        13,190
09/30/90                                           12,196          12,771        13,170
10/31/90                                           12,504          13,093        13,448
11/30/90                                           12,796          13,399        13,789
12/31/90                                           12,843          13,448        13,850
01/31/91                                           13,038          13,652        14,036
02/28/91                                           13,078          13,694        14,134
03/31/91                                           13,049          13,663        14,168
04/30/91                                           13,251          13,875        14,388
05/31/91                                           13,380          14,011        14,557
06/30/91                                           13,315          13,943        14,530
07/31/91                                           13,520          14,157        14,754
08/31/91                                           13,706          14,352        14,966
09/30/91                                           13,955          14,613        15,183
10/31/91                                           14,106          14,771        15,342
11/30/91                                           14,027          14,688        15,361
12/31/91                                           14,455          15,136        15,727
01/31/92                                           14,405          15,084        15,717
02/28/92                                           14,409          15,087        15,742
03/31/92                                           14,410          15,089        15,782
04/30/92                                           14,515          15,199        15,932
05/31/92                                           14,735          15,429        16,165
06/30/92                                           15,024          15,732        16,478
07/31/92                                           15,532          16,263        17,082
08/31/92                                           15,234          15,951        16,853
09/30/92                                           15,343          16,066        16,928
10/31/92                                           14,917          15,620        16,645
11/30/92                                           15,407          16,133        17,114
12/31/92                                           15,611          16,346        17,336
01/31/93                                           15,773          16,516        17,499
02/28/93                                           16,488          17,265        18,313
03/31/93                                           16,266          17,032        18,092
04/30/93                                           16,504          17,282        18,340
05/31/93                                           16,572          17,353        18,492
06/30/93                                           16,882          17,677        18,839
07/31/93                                           16,860          17,654        18,858
08/31/93                                           17,334          18,151        19,341
09/30/93                                           17,544          18,371        19,610
10/31/93                                           17,545          18,371        19,647
11/30/93                                           17,272          18,086        19,409
12/31/93                                           17,676          18,508        19,910
01/31/94                                           17,939          18,785        20,145
02/28/94                                           17,468          18,291        19,478
03/31/94                                           16,586          17,368        18,315
04/30/94                                           16,527          17,306        18,456
05/31/94                                           16,681          17,467        18,672
06/30/94                                           16,521          17,299        18,448
07/31/94                                           16,904          17,700        18,922
08/31/94                                           16,899          17,695        18,962
09/30/94                                           16,470          17,246        18,522
10/31/94                                           16,071          16,829        17,954
11/30/94                                           15,774          16,518        17,480
12/31/94                                           16,050          16,806        18,100
01/31/95                                           16,787          17,578        18,896
02/28/95                                           17,607          18,437        19,666
03/31/95                                           17,749          18,586        19,902
04/30/95                                           17,670          18,503        19,893
05/31/95                                           18,667          19,547        20,740
06/30/95                                           18,096          18,949        20,357
07/31/95                                           18,177          19,034        20,462
08/31/95                                           18,463          19,333        20,750
09/30/95                                           18,606          19,483        20,913
10/31/95                                           19,101          20,001        21,419
11/30/95                                           19,802          20,735        21,972
12/31/95                                           20,245          21,199        22,314
01/31/96                                           20,172          21,123        22,410
02/28/96                                           19,916          20,854        22,137
03/31/96                                           19,324          20,235        21,732
04/30/96                                           19,152          20,054        21,645
05/31/96                                           19,170          20,073        21,655
06/30/96                                           19,545          20,466        21,989
07/31/96                                           19,769          20,701        22,207
08/31/96                                           19,720          20,649        22,178
09/30/96                                           20,192          21,144        22,670
10/31/96                                           20,441          21,391        22,947
11/30/96                                           20,992          21,937        23,440
12/31/96                                           20,764          21,684        23,299
01/31/97                                           20,541          21,438        23,253
02/28/97                                           20,777          21,673        23,504
03/31/97                                           20,313          21,175        23,097
04/30/97                                           20,620          21,483        23,370
05/31/97                                           21,012          21,879        23,823
06/30/97                                           21,325          22,184        24,128

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
structure than its peers. For example, on June 30 the average yield for long municipal bonds was 5.69%, while the average coupon of our portfolio was 5.16%. Because our bonds yield less, they sell at a discount. This is an aggressive strategy because discount bonds tend to be more volatile than bonds that trade at face value. Fortunately for us, volatility is two-directional--swings go up as well as down.
   I executed three swaps to increase the yield of the Fund. Selling East Bay Regional Park District and buying San Bernardino County I was able to pick up yield and gain call protection. In the other two swaps--out of Eldorado County Public Agency Finance Authority and California Department of Water
Resources and into University of California Multi Purpose and Los
Angeles Convention--I gained yield by giving up three years of call protection. However the bonds we bought were deeply discounted which goes a long way toward making up for the nearer call date.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P CREDIT RATING DISTRIBUTION
  AS A PERCENT OF NET ASSETS
       AT JUNE 30, 1997

AAA:                                  49%
AA:                                    6%
A:                                    21%
BBB:                                  11%
Not Rated:                            11%
Cash & Other:                          2%

/s/ Stephen C. Bauer
Stephen C. Bauer
-------------------------------

Steve Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

 HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP FIVE TYPE OF BONDS                                         NET ASSETS
-------------------------------------------------------------------------
Lease Rental ........................................................ 15%
Local General Obligation--Limited Tax ................................ 14
Electric Utilities--Combination ...................................... 11
Toll Road ............................................................ 11
Hospital ............................................................. 11

 CURRENT YIELD (30-DAY) CLASS A ......................................... 4.62%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.87%
 WEIGHTED AVERAGE MATURITY ......................................... 25.2 YEARS

                                                               PERCENT OF
TOP FIVE HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency ................... 6.0%
Los Angeles County Sanitation District Financing Authority .......... 5.7
San Gabriel Valley School Finance Authority Revenue Unified School
  District .......................................................... 5.2
Pittsburg Redevelopment Agency ...................................... 5.2
Foothill/Eastern Transportation Corridor Agency ..................... 4.9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS - 99.0%

ALABAMA - 0.5%
       $ 1,310   *Board of Trustees Alabama Agriculture and Mechanical
                 University Revenue
                 5.50%, due 11/01/20 [MBIA] ......................... $ 1,288
         1,000   Citronelle Industrial Development Board Pollution Control
                 Revenue
                 8.00%, due 12/01/12 .................................. 1,098

ALASKA - 4.3%
                 Alaska Housing Finance Corp. Veterans Mortgage Program
           640   6.50%, due 6/01/31 ..................................... 650
        17,000   5.00%, due 12/01/18 ................................. 15,267
         5,000   City of Valdez, Alaska Marine Terminal Revenue Refunding
                 Bonds (BP Pipelines (Alaska) Inc. Project) Series 1993B
                 5.50%, due 10/01/28 .................................. 4,716

ARIZONA - 2.6%
                 Phoenix Civic Improvement Corp. Wastewater System Lease
                 Revenue
         4,220   5.00%, due 7/01/18 [MBIA] ............................ 3,934
         9,800   4.75%, due 7/01/23 [MBIA] ............................ 8,474

CALIFORNIA - 21.9%
         1,500   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 ................................... 1,289
         1,995   Los Angeles County Sanitation District Financing Authority
                 Revenue (Capital Projects)
                 5.25%, due 10/01/19 .................................. 1,880
         2,500   Los Angeles County Certificates of Participation (Disney
                 Parking Project)
                 5.50%, due 9/01/21 ................................... 2,372

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
       $13,000   Los Angeles Department of Water and Power Electric Plant
                 Revenue
                 5.25%, due 11/15/26 ................................ $12,048
                 Los Angeles Wastewater System Revenue
         1,280   4.70%, due 11/01/17 [FGIC] ........................... 1,130
         5,000   4.70%, due 11/01/19 [FGIC] ........................... 4,378
         2,200   Metropolitan Water District of Southern California
                 Waterworks Revenue
                 5.75%, due 3/01/14 ................................... 2,222
         5,250   Northern California Power Agency Geothermal Project Revenue
                 5.00%, due 7/01/09 ................................... 5,062
        11,995   Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
                 5.80%, due 8/01/34 [FSA] ............................ 12,224
         6,400   4.625%, due 8/01/21 [AMBAC] .......................... 5,512
         1,000   Redding Joint Powers Financing Solid Waste and Corporation
                 Yard Revenue
                 5.00%, due 1/01/23 ..................................... 885
         8,750   Sacramento County Sanitation District Finance Authority
                 4.75%, due 12/01/23 .................................. 7,589
         5,000   Sacramento Municipal Utility District Electric Revenue
                 6.00%, due 2/01/15 ................................... 5,001
         3,600   San Francisco Airport Commission Sewer Revenue
                 6.00%, due 5/01/25 [FGIC] ............................ 3,712
         1,700   San Francisco Redevelopment Financing Authority Tax
                 Allocation Revenue
                 4.75%, due 8/01/18 [FGIC] ............................ 1,507

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
       $ 8,010   San Joaquin County Public Facilities Financing Corp.
                 Certificates of Participation Capital Facilities Project
                 4.75%, due 11/15/19 [MBIA] ......................... $ 7,017
        25,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue
                 5.00%, due 1/01/33 .................................. 21,770
         4,085   #Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects)
                 5.50%, due 7/01/20 (Prerefunded 7/01/00 @ 100) ....... 4,240
         3,165   5.50%, due 7/01/20 ................................... 3,057
         2,200   Southern California Public Power Authority Power Project
                 Revenue (Palo Verde Project)
                 5.00%, due 7/01/17 ................................... 2,010

COLORADO - 0.3%
         1,000   Colorado Housing Finance Authority Multi-Family Mortgage
                 Revenue
                 8.30%, due 10/01/23 .................................. 1,104
           250   Colorado Housing Finance Authority Single Family Residential
                 Housing Revenue
                 8.75%, due 9/01/17 ..................................... 258

DELAWARE - 0.8%
         4,500   Delaware River and Bay Authority Revenue
                 4.75%, due 1/01/24 [MBIA] ............................ 3,941

FLORIDA - 1.9%
                 Florida Board of Education General Obligation
         1,000   5.00%, due 6/01/12 ..................................... 966
         3,000   5.00%, due 6/01/24 ................................... 2,755
         2,750   Mid-Bay Bridge Authority Revenue
                 6.10%, due 10/01/22 .................................. 2,776
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
FLORIDA (CONTINUED)
       $ 3,000   Orlando Utility Commission Water and Electric Revenue
                 5.00%, due 10/01/23 ................................ $ 2,738

GEORGIA - 3.1%
         6,750   Atlanta Water and Sewerage Revenue
                 4.50%, due 1/01/18 ................................... 5,814
         4,000   Cobb County Kennestone Hospital Authority Revenue
                 5.00%, due 4/01/24 [MBIA] ............................ 3,643
         5,000   Municipal Electric Authority Project One Special Obligation
                 Fourth Crossover Series
                 6.50%, due 1/01/20 ................................... 5,538

ILLINOIS - 7.1%
         5,500   Illinois Dedicated Tax Revenue (Civic Center)
                 7.00%, due 12/15/10 [AMBAC] .......................... 5,997
        17,500   Illinois Educational Facilities Authority Adjustable Demand
                 Revenue (University of Chicago)
                 5.70%, due 12/01/25 ................................. 17,305
         5,000   Metropolitan Pier and Exposition Authority McCormick Place
                 Convention Complex Hospitality Facilities Revenue
                 7.00%, due 7/01/26 ................................... 5,644
         4,770   University of Illinois Auxiliary Facilities System Revenue
                 5.75%, due 4/01/22 ................................... 4,757

INDIANA - 5.5%
           200   Beech Grove Economic Development Revenue (Westvaco Corp.)
                 8.75%, due 7/01/10 ..................................... 204
        11,000   #East Chicago Elementary School Building Corp. First
                 Mortgage
                 7.00%, due 1/15/16 (Prerefunded 1/15/03 @ 102) ...... 12,461

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
INDIANA (CONTINUED)
        $7,715   Hammond Multi-School Building Corp. First Mortgage Revenue
                 6.20%, due 7/10/15 .................................. $8,034
         6,450   Indianapolis Gas Utility System Revenue
                 4.00%, due 6/01/11 [FGIC] ............................ 5,620

MARYLAND - 1.9%
         5,125   Baltimore Project and Revenue (Water Projects)
                 5.00%, due 7/01/24 [FGIC] ............................ 4,780
         5,000   Maryland Health and Higher Educational Facilities Authority
                 Revenue (University of Maryland Medical System)
                 4.75%, due 7/01/23 [FGIC] ............................ 4,378

MASSACHUSETTS - 3.4%
         5,140   Massachusetts Housing Finance Agency (Rental Housing and
                 Mortgage Revenue)
                 6.20%, due 7/01/38 [AMBAC] ........................... 5,246
                 Massachusetts Water Resources Authority General Revenue
         4,500   6.00%, due 4/01/20 ................................... 4,518
         5,000   4.75%, due 12/01/23 [MBIA] ........................... 4,361
         2,500   4.75%, due 12/01/23 .................................. 2,150

MICHIGAN - 1.4%
         5,250   Detroit Water Supply System Revenue
                 4.75%, due 7/01/19 [FGIC] ............................ 4,617
         2,000   University of Michigan Hospital Revenue
                 6.375%, due 12/01/24 ................................. 2,059

MISSOURI - 1.1%
         5,000   The Curators of the University of Missouri System Facilities
                 Revenue Bonds Series 1997
                 5.80%, due 11/01/27 .................................. 5,049
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

NEW JERSEY - 0.4%
        $1,465   #New Jersey Turnpike Authority Revenue
                 10.375%, due 1/01/03 (Escrowed to Maturity) ......... $1,727

NEW MEXICO - 0.5%
         2,500   Farmington Collateralized Pollution Control Revenue (Tucson
                 Gas and Electric Co.)
                 6.10%, due 1/01/08 ................................... 2,476

NEW YORK - 7.1%
                 New York City Municipal
                 Water Finance Authority Water and Sewer System Revenue
         2,205   6.00%, due 6/15/19 [FGIC] ............................ 2,216
         2,100   5.00%, due 6/15/17 [FGIC] ............................ 1,962
                 New York Dormitory Authority State University Educational
                 Facilities Revenue
         4,400   7.50%, due 5/15/11 ................................... 5,157
         5,250   7.50%, due 5/15/13 ................................... 6,277
         6,500   5.25%, due 5/15/15 ................................... 6,181
         1,500   5.00%, due 7/01/15 ................................... 1,417
         4,000   #New York Local Government Assistance Corp.
                 7.00%, due 4/01/21 (Prerefunded 4/01/01 @ 100) ....... 4,370
         6,500   New York State Urban Development Corporation Correctional
                 Facilities Revenue Bonds Series 6
                 5.375%, due 1/01/25 .................................. 6,114

NORTH CAROLINA - 2.3%
        11,000   North Carolina Eastern Municipal Power Agency Power System
                 Revenue
                 6.00%, due 1/01/22 .................................. 11,000

OKLAHOMA - 1.3%
         5,590   McGee Creek Authority Water Revenue
                 6.00%, due 1/01/23 [MBIA] ............................ 5,995

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
PENNSYLVANIA - 4.0%
        $5,000   Centre County University Area Joint Authority Sewer Revenue
                 4.75%, due 11/01/20 [MBIA] .......................... $4,397
         6,000   #Pennsylvania Intergovernmental Cooperative Authority
                 Special Tax Revenue (City of Philadelphia)
                 6.80%, due 6/15/22 (Prerefunded 6/15/02 @ 100) ....... 6,618
         7,415   #Philadelphia Water and Sewer Revenue
                 7.00%, due 8/01/18 (Prerefunded 8/01/01 @100) ........ 8,134

SOUTH CAROLINA - 5.5%
        10,250   Charleston County Hospital Facility Revenue
                 5.00%, due 10/01/22 [MBIA] ........................... 9,282
         1,135   Charleston County Pollution Control Facilities Revenue
                 5.90%, due 8/01/03 ................................... 1,136
         5,500   Pickens County and Richland County Hospital Revenue
                 5.75%, due 8/01/21 [AMBAC] ........................... 5,502
                 South Carolina Public Service Authority Power Supply Revenue
         1,395   5.70%, due 7/01/08 ................................... 1,396
        10,000   5.125%, due 1/01/32 .................................. 9,122

TEXAS - 7.1%
        10,000   Austin Combined Utility System Revenue
                 12.50%, due 11/15/07 [MBIA] ......................... 15,876
                 Austin Water, Sewer and Electric Revenue
         4,195   14.00%, due 11/15/01 ................................. 5,290
            80   14.00%, due 11/15/01 .................................... 98
            75   14.00%, due 11/15/01 .................................... 86
         2,000   City of Houston, Texas Water and Sewer System Junior Lien
                 Revenue Bonds, Series 1997C
                 5.375%, due 12/01/27 [FGIC] .......................... 1,932
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TEXAS (CONTINUED)
        $1,600   #Coastal Industrial Water Authority Water Revenue
                 5.50%, due 12/15/09 (Escrowed to Maturity) .......... $1,637
         2,260   Texas Municipal Power Agency Revenue
                 5.50%, due 9/01/13 [FGIC] ............................ 2,260
         7,500   Waco Texas Health Facilities Development Corp. Hospital
                 Revenue
                 5.00%, due 11/01/25 .................................. 6,824

UTAH - 1.1%
                 Intermountain Power Agency Special Obligation First
                 Crossover Series
         1,900   6.00%, due 7/01/23 ................................... 1,901
         2,750   5.00%, due 7/01/16 ................................... 2,516
         1,000   #Salt Lake City Hospital Revenue (IHC Hospitals)
                 5.00%, due 6/01/15 (Escrowed to Maturity) .............. 961

VIRGINIA - 0.2%
         1,110   #Richmond Metropolitan Expressway Authority Revenue
                 5.60%, due 1/15/13 (Escrowed to Maturity) ............ 1,129

WASHINGTON - 13.0%
         7,000   CDP King County III Lease Revenue Bonds, 1997 (King Street
                 Center Project)
                 5.25%, due 6/01/26 [MBIA] ............................ 6,603
                 Douglas County Public Utility District #1 Wells
                 Hydroelectric Revenue
         5,055   8.75%, due 9/01/18 ................................... 6,479
         2,200   8.75%, due 9/01/18 ................................... 2,922
         2,500   Everett School District #2 Snohomish County Unlimited Tax
                 General Obligation
                 6.20%, due 12/01/12 [MBIA] ........................... 2,694

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
WASHINGTON (CONTINUED)
        $2,200   King County Housing Authority Pooled Housing Refunding
                 Revenue
                 6.80%, due 3/01/26 .................................. $2,300
         1,650   King County Limited Tax General Obligation (Various Purpose)
                 4.75%, due 1/01/19 ................................... 1,468
         2,255   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center)
                 5.50%, due 9/01/17 [AMBAC] ........................... 2,183
         4,800   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................. 4,803
         4,000   Port of Seattle Revenue
                 6.00%, due 12/01/14 .................................. 4,068
         2,944   Seattle Housing Authority Washington Low Income Housing
                 Revenue Mt Zion Project
                 6.60%, due 8/20/38 ................................... 3,147
         3,000   Washington Health Care Facilities Authority Revenue (Fred
                 Hutchinson Cancer Research Center)
                 7.375%, due 1/01/18 .................................. 3,273
         6,350   Washington Health Care Facilities Authority Revenue (Yakima
                 Valley Memorial Hospital Association)
                 7.25%, due 1/01/21 ................................... 7,030
         8,500   Washington Public Power Supply System Nuclear Project #1
                 Revenue
                 6.00%, due 7/01/17 ................................... 8,509
         4,000   Washington Public Power Supply System Nuclear Project #2
                 Revenue
                 6.30%, due 7/01/12 ................................... 4,304
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
WASHINGTON (CONTINUED)
        $2,610   Washington Public Power Supply System Nuclear Project #3
                 Revenue
                 5.50%, due 7/01/18 [AMBAC] .......................... $2,494

WEST VIRGINIA - 0.5%
         2,155   West Virginia Water Development Authority Water Development
                 Revenue Bonds Loan Program II Series 1995B
                 5.25%, due 11/01/35 .................................. 2,004
           155   West Virginia Housing Development Fund Single Family
                 Mortgage Revenue
                 6.125%, due 7/01/13 .................................... 155

WISCONSIN - 0.2%
         1,000   Wisconsin Health and Education Facilities Authority Revenue
                 6.00%, due 10/01/12 [MBIA] ........................... 1,011
                                                                       ------
TOTAL BONDS ......................................................... 473,481
                                                                       ------
TOTAL INVESTMENTS - 99.0% ........................................... 473,481
Other Assets, less Liabilities ........................................ 4,727
                                                                       ------
NET ASSETS ......................................................... $478,208
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors
Assurance Corp. [MBIA].............      16.6%
Financial Guaranty Insurance Corp.
[FGIC].............................        8.1
AMBAC Indemnity Corp. [AMBAC]......        5.7
Financial Security Assurance, Inc.
[FSA]..............................        2.6
                                          ----
                                         33.0%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS - 98.2%

        $2,250   *California Department of Water Resources Central Valley
                 Project Water System Revenue
                 4.75%, due 07/01/19 [FGIC] .......................... $1,961
         3,715   California Statewide Communities Development Authority
                 Certificates of Participation (Childrens Hospital of Los
                 Angeles)
                 4.75%, due 6/01/21 [MBIA] ............................ 3,218
         2,750   California Statewide Communities Development Authority
                 Certificates of Participation (The Trustees Of The J. Paul
                 Getty Trust)
                 5.00%, due 10/01/23  ................................. 2,507
            20   Concord Redevelopment Agency Tax Allocation Central Concord
                 Redevelopment Project
                 8.00%, due 7/01/18 [BIG] ................................ 21
         3,750   Culver City Redevelopment Financing Authority Tax Allocation
                 Revenue
                 4.60%, due 11/01/20 [AMBAC] .......................... 3,225
         4,195   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 ................................... 3,605
           670   Inglewood Insured Hospital Revenue (Daniel Freeman Hospital)
                 6.75%, due 5/01/13 ..................................... 715
                 Los Angeles Convention and Exhibition Center Authority
                 Certificates of Participation
         1,200   #9.00%, due 12/01/20
                 (Prerefunded 12/01/05 @ 100) ......................... 1,571
         3,300   5.125%, due 8/15/21 [MBIA] ........................... 3,061

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $4,500   Los Angeles County Sanitation District Financing Authority
                 Revenue (Capital Projects)
                 5.25%, due 10/01/19 ................................. $4,241
         3,800   Los Angeles Department of Water and Power Waterworks Revenue
                 4.75%, due 11/15/19 .................................. 3,351
         2,000   Los Angeles Wastewater System Revenue
                 4.70%, due 11/01/17 [FGIC] ........................... 1,765
         2,500   Northern California Power Agency Geothermal Project Revenue
                 5.00%, due 7/01/09 ................................... 2,410
         2,350   Palomar Pomerado Health System California Insured Revenue
                 Service
                 4.75%, due 11/01/23 [MBIA] ........................... 2,022
         4,435   Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
                 4.625%, due 8/01/21 .................................. 3,820
                 Pleasanton Joint Powers Financing Authority Reassessment
                 Revenue
         1,650   6.20%, due 9/02/17 ................................... 1,676
         1,870   6.15%, due 9/02/12 ................................... 1,939
         3,900   Redding Joint Powers Financing Authority Solid Waste and
                 Corporation Yard Revenue
                 5.00%, due 1/01/23 ................................... 3,450
         2,000   Riverside County Certificates of Participation (Capital
                 Projects)
                 6.125%, due 11/01/21 ................................. 2,035
         3,000   Sacramento Municipal Utility District Electric Revenue
                 4.75%, due 9/01/21 [MBIA] ............................ 2,632
         2,500   San Bernardino County Certificates of Participation
                 5.50%, due 8/01/24 ................................... 2,365

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO OF INVESTMENTS (Continued)
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $1,750   San Diego Public Facilities Financing Authority Sewer
                 Revenue
                 5.25%, due 5/15/20 ................................. $ 1,642
         4,000   San Gabriel Valley School Finance Authority Revenue Pamona
                 Unified School District
                 5.50%, due 2/01/24 ................................... 3,838
         5,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue
                 5.00%, due 1/01/33 ................................... 4,354
         4,000   San Jose Redevelopment Agency
                 4.75%, due 8/01/22 ................................... 3,434
                 Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects)
         2,665   #5.50%, due 7/01/20
                 (Prerefunded 7/01/00 @ 100) .......................... 2,766
         1,335   5.50%, due 7/01/20 ................................... 1,289
         1,000   Southern California Public Power Authority Power Project
                 Revenue (Transportation Project)
                 4.75%, due 7/01/23 ..................................... 873
           940   Stanislaus Waste-to-Energy Financing Agency Solid Waste
                 Facility Revenue
                 7.625%, due 1/01/10 .................................. 1,007
         1,940   University of California
                 5.00%, due 9/01/23 [AMBAC] ........................... 1,761
                                                                        -----
TOTAL BONDS .......................................................... 72,554
                                                                        -----
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 0.3%

INVESTMENT COMPANIES:
          $185   SEI Tax Exempt Trust Institutional Tax Free
                 Portfolio ........................................... $  185
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 185
                                                                        -----
TOTAL INVESTMENTS - 98.5% ............................................ 72,739
Other Assets, less Liabilities ........................................ 1,136
                                                                        -----
NET ASSETS .......................................................... $73,875
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at the period end are as follows:

Municipal Bond Investors Assurance
Corp. [MBIA].......................      19.9%
AMBAC Indemnity Corp. [AMBAC]......        4.4
Financial Guaranty Insured Corp.
[FGIC].............................        2.4
Bond Investors Guaranty Insurance
Co. [BIG]..........................        0.0
                                          ----
                                         26.7%
                                          ----
                                          ----

# Prerefunded bond are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ended June 30, 1997, the SAFECO Washington State
Municipal Bond Fund returned 7.36% for Advisor Class A shares, and 6.82% for Advisor Class B shares (returns do not include sales charges). Single state bond funds, excluding California and New York, averaged 7.28% for the year, according to Lipper Analytical Services, while the Merrill
Lynch Long Municipal Bond Index reported 9.73% for the year and 3.56% for the six-month period ended June 30. During the period, the Fund returned 2.55% for Advisor Class A shares and 2.04% for Advisor Class B shares.
                          [PHOTO OF BEVERLY R. DENNY]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PERFORMANCE OVERVIEW --
       CLASS A AND CLASS B SHARES
       AVERAGE ANNUAL TOTAL RETURN
   FOR THE PERIOD ENDED JUNE 30, 1997

                                            With Sales Charge                       Without Sales Charge
                                                                            Since                              Since
                                                       1 Year           Inception                 1 Year   Inception
SAFECO Washington State
Muni Bond Fund Class A                                   2.53                4.21                   7.36        5.34
SAFECO Washington State
Muni Bond Fund Class B                                   1.82                4.82                   6.82        5.22
Investment Value As of June 30, 1997
SAFECO Washington State
Muni Bond Fund Class A: $11,915
SAFECO Washington State
Muni Bond Fund Class B: $12,214
Shearson Long Muni Bond Index: $13,336
With Sales Charge
                                                       SAFECO              SAFECO
                                             Washington State    Washington State
                                               Muni Bond Fund      Muni Bond Fund          Shearson Long
                                                      Class A             Class B        Muni Bond Index
03/31/93                                               $9,474              $9,921                $10,000
04/30/93                                                9,612              10,065                 10,137
05/31/93                                                9,652              10,107                 10,221
06/30/93                                                9,885              10,351                 10,413
07/31/93                                                9,854              10,319                 10,423
08/31/93                                               10,123              10,600                 10,690
09/30/93                                               10,240              10,723                 10,839
10/31/93                                               10,259              10,742                 10,859
11/30/93                                               10,098              10,573                 10,728
12/31/93                                               10,303              10,788                 11,005
01/31/94                                               10,463              10,956                 11,135
02/28/94                                               10,104              10,581                 10,766
03/31/94                                                9,539               9,988                 10,123
04/30/94                                                9,584              10,035                 10,201
05/31/94                                                9,719              10,177                 10,321
06/30/94                                                9,553              10,003                 10,197
07/31/94                                                9,794              10,255                 10,459
08/31/94                                                9,759              10,219                 10,481
09/30/94                                                9,522               9,971                 10,238
10/31/94                                                9,268               9,705                  9,923
11/30/94                                                9,051               9,478                  9,661
12/31/94                                                9,412               9,855                 10,004
01/31/95                                                9,796              10,258                 10,444
02/28/95                                               10,166              10,645                 10,870
03/31/95                                               10,219              10,701                 11,000
04/30/95                                               10,189              10,669                 10,995
05/31/95                                               10,601              11,100                 11,463
06/30/95                                               10,408              10,899                 11,252
07/31/95                                               10,472              10,965                 11,310
08/31/95                                               10,607              11,107                 11,469
09/30/95                                               10,682              11,185                 11,559
10/31/95                                               10,914              11,428                 11,839
11/30/95                                               11,166              11,692                 12,144
12/31/95                                               11,284              11,816                 12,333
01/31/96                                               11,330              11,864                 12,386
02/28/96                                               11,225              11,754                 12,235
03/31/96                                               11,009              11,528                 12,011
04/30/96                                               10,949              11,465                 11,963
05/31/96                                               10,971              11,488                 11,969
06/30/96                                               11,098              11,621                 12,154
07/31/96                                               11,210              11,739                 12,274
08/31/96                                               11,178              11,705                 12,258
09/30/96                                               11,397              11,934                 12,530
10/31/96                                               11,494              12,028                 12,683
11/30/96                                               11,700              12,247                 12,956
12/31/96                                               11,619              12,166                 12,878
01/31/97                                               11,551              12,087                 12,852
02/28/97                                               11,661              12,183                 12,991
03/31/97                                               11,459              11,976                 12,766
04/30/97                                               11,603              12,118                 12,917
05/31/97                                               11,791              12,293                 13,168
06/30/97                                               11,915              12,214                 13,336

    The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
    The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           REPORT FROM THE WASHINGTON MUNICIPAL BOND FUND (Continued)

   The Fund has a longer duration, which gives it greater sensitivity to interest rates, and makes for greater volatility in both up and down markets. The Fund is appropriate for long-term investors who can withstand share price volatility in pursuit of the higher long-term gains provided by longer-term bonds.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P CREDIT RATING DISTRIBUTION
  AS A PERCENT OF NET ASSETS
       AT JUNE 30, 1997

AAA:                                  54%
AA:                                   14%
A:                                    20%
Not Rated:                             9%
Cash & Other:                          3%

   During the first quarter, I purchased two issues: Washington State general obligation (GO) bonds, with a 5.25% coupon maturing in 2019, and King County Public Hospital District for Valley Medical Center, with a 5.25% coupon and 2015 maturity date. Both of these purchases were rather unusual. I generally don't buy GO bonds or shorter maturity bonds (under 20 years) because of their "rich" trading prices relative to revenue bonds and longer term bonds. But both of these bonds appeared to be exceptionally good values.
   I also completed one swap to gain greater call protection for the fund. I bought Seattle Drain & Wastewater 5.25% of 2025, and sold the same name with a 5.75% coupon of 2022.
   During the second quarter, I bought higher coupon issues such as Renton GO Bonds 5.75% of 2017 and Seattle Housing Authority Low Income Housing 6.6% of 2038, yielding 5.85% and 6.2% respectively. Both are insured and rated AAA.

 HIGHLIGHTS
------------------------------------------------------------------

                                                                PERCENT OF
TOP FIVE TYPES OF BONDS                                         NET ASSETS
----------------------------------------------------------------------------
Hospital ............................................................... 14%
Local General Obligation - Limited Tax .................................. 13
Housing - Uninsured ..................................................... 11
Utilities - Water ........................................................ 9
Local General Obligation - Unlimited Tax ................................. 8

 CURRENT 30-DAY YIELD CLASS A ........................................... 4.29%
 CURRENT 30-DAY YIELD CLASS B ........................................... 3.68%
 WEIGHTED AVERAGE MATURITY ........................................ 22.39 YEARS

                                                                PERCENT OF
TOP FIVE HOLDINGS                                               NET ASSETS
----------------------------------------------------------------------------
City of Renton Limited Tax General Obligation Series B ................ 4.7%
Snohomish County Public Utility
  District #1 .......................................................... 4.4
Snohomish County Unlimited Tax Obligation Everett School District #2 ... 4.3
Grant County Public Utility District #2 ................................ 4.2
King County Housing Authority .......................................... 4.1

------------------------------------------------------------------
------------------------------------------------------------------

   Although attractively-priced discount bonds continue to be scarce, I remain a value investor, buying competitively-priced, long-term bonds with a bias towards discount bonds.

/s/ Beverly Denny
Beverly Denny
-------------------------------

Beverly Denny came to SAFECO from T. Rowe Price in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/ economics from Babson College.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS - 97.2%

          $350   City of Renton, Washington Limited Tax General Obligation
                 Bonds, 1997B
                 5.75%, due 12/01/17 [MBIA] ............................ $355
           100   City of Tacoma, Washington Solid Waste Utilities Revenue
                 Refunding Bonds, 1997B
                 5.50%, due 12/01/19 [AMBAC] ............................. 97
           315   Grant County Public Utility District #2 Wanapum
                 Hydroelectric Revenue
                 6.375%, due 1/01/23 .................................... 320
           100   *Kent Limited Tax General Obligation
                 5.75%, due 12/01/26 [MBIA] ............................. 100
           300   King County Housing Authority Pooled Housing Refunding
                 Revenue
                 6.80%, due 3/01/26 ..................................... 314
           250   King County Limited Tax General Obligation (Various
                 Purposes)
                 4.75%, due 1/01/19 ..................................... 222
           200   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center)
                 5.50%, due 9/01/17 [AMBAC] ............................. 194
           200   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center)
                 5.25%, due 9/01/15 [AMBAC] ............................. 193
           100   King County School District #415 (Kent) Unlimited Tax
                 General Obligation
                 6.45%, due 12/01/12 .................................... 107
           200   Kitsap County School District #401 (Central Kitsap)
                 Unlimited Tax General Obligation
                 5.50%, due 12/01/11 .................................... 202

PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $100   Kitsap County, Sewer Revenue
                 5.75%, due 7/01/16 [MBIA] ............................. $102
           250   Klickitat County Public Utility District #1 Electric Revenue
                 5.75%, due 10/01/27 [FGIC] ............................. 250
           100   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................... 100
           100   Port of Seattle Revenue
                 6.00%, due 12/01/14 .................................... 102
           300   Renton Water and Sewer Improvement Revenue
                 5.375%, due 4/01/13 [MBIA] ............................. 292
           175   Seattle Drainage and Wastewater Utility Improvement Revenue
                 5.25%, due 12/01/25 [MBIA] ............................. 165
           250   Seattle Housing Authority Low Income Housing Revenue (Mt.
                 Zion Project)
                 6.60%, due 8/20/38 ..................................... 267
           200   Seattle Metro Municipality Limited General Obligation
                 5.65%, due 1/01/20 ..................................... 197
           200   Seattle Metro Sewer Revenue
                 6.30%, due 1/01/33 [MBIA] .............................. 212
           200   Seattle Water System Revenue
                 5.25%, due 12/01/23 .................................... 188
           350   Snohomish County Public Utility District #1 Generation
                 System Revenue
                 5.50%, due 1/01/20 [FGIC] .............................. 336
           300   Snohomish County Unlimited Tax General Obligation Everett
                 School District #2
                 6.20%, due 12/01/12 [MBIA] ............................. 323
           250   Spokane Regional Solid Waste Management System Revenue
                 6.25%, due 12/01/11 [AMBAC] ............................ 268

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $200   State of Washington Various Purpose General Obligation
                 Bonds, Series 1997C
                 5.25%, due 1/01/19 .................................... $193
           250   Tacoma Water System Revenue
                 5.50%, due 12/01/13 .................................... 250
           200   Tukwila Limited Tax General Obligation
                 5.90%, due 1/01/14 ..................................... 206
           100   Washington Certificates of Participation (State Office
                 Building Project)
                 6.00%, due 4/01/12 ..................................... 101
           200   Washington Health Care Facilities Authority Revenue
                 (Franciscan Health System/ St. Joseph Hospital and Health
                 Care Center, Tacoma)
                 5.625%, due 1/01/13 [MBIA] ............................. 201
           150   Washington Health Care Facilities Authority Revenue (Grays
                 Harbor Medical Center)
                 5.90%, due 7/01/23 ..................................... 151
           200   Washington Health Care Facilities Authority Revenue
                 (Northwest Hospital, Seattle)
                 5.75%, due 11/15/23 [AMBAC] ............................ 198
           100   Washington Health Care Facilities Authority Revenue (Swedish
                 Hospital Medical Center)
                 6.30%, due 11/15/22 [AMBAC] ............................ 107
           250   Washington Higher Education Facilities Authority Revenue and
                 Refunding Revenue (Pacific Lutheran University Project)
                 5.70%, due 11/01/26 .................................... 244
           120   Washington Public Power Supply System Nuclear Project #3
                 Revenue
                 .50%, due 7/01/18 [AMBAC] .............................. 115
PRINCIPAL                                                              MARKET
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $250   Washington State Housing Finance Commission Revenue (Horizon
                 House Project)
                 6.125%, due 7/01/27 [MBIA] ........................... $ 256
           250   Whatcom County Limited Tax General Obligation
                 5.75%, due 12/01/12 .................................... 255
           200   Yakima-Tieton Irrigation District Revenue
                 6.20%, due 6/01/19 [FSA] ............................... 212
                                                                         ----
TOTAL BONDS ........................................................... 7,395
                                                                         ----

TEMPORARY INVESTMENTS - 1.7%
           130   Federated Tax-Exempt Money Market Fund, Inc. ........... 130
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 130
                                                                         ----
TOTAL INVESTMENTS - 98.9% ............................................. 7,525
Other Assets, less Liabilities ........................................... 84
                                                                         ----
NET ASSETS ........................................................... $7,609
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at period end are as follows:

Municipal Bond Investors
Assurance Corp. [MBIA].............      27.1%
AMBAC Indemnity Corp. [AMBAC]......       15.8
Financial Guaranty Insurance Corp.
[FGIC].............................        7.9
Financial Security Assurance, Inc.
[FSA]..............................        2.9
                                          ----
                                         53.7%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   In the twelve-month period ended June 30, 1997, the SAFECO Money
Market Fund's total return was 4.93% for Advisor Class A shares and 4.91% for Advisor Class B shares. The seven-day current yield declined from 4.93% for Advisor Class A shares and 4.94% for Advisor Class B shares, to a low of 4.73% (Class A) on January 22, and 4.68% (Class B) on March 14, and recovered to 4.99% (Class A), and 4.98% (Class B) by the end of June. The average money fund seven-day yield as reported by IBC/Donoghue was 4.97% on July 1. The Consumer Price Index, a broad inflation measure, rose 2.30% for the twelve months ending June 30, 1997.
                             [PHOTO OF NAOMI URATA]

   Ninety-day commercial paper rates started the year at 5.47% and traded in that range until mid-March when they rose in anticipation of a rate hike by the Federal Reserve. The Fed raised the Federal Funds on March 25 by 25 basis points to 5.50%. Commercial paper rates ended the quarter at 5.63%. Thirty-to sixty-day rates rose to nearly equal one-year rates. Rates are unusually flat as the market sees very

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       AVERAGE WEEKLY YIELD FOR
 SIX-MONTH PERIOD ENDED JUNE 30, 1997
                                           SAFECO MONEY MARKET FUND       IBC/DONOGHUE MONEY FUND AVERAGE
12/31/96                                                          4.93                                 4.82
01/07                                                             4.89                                 4.81
01/14                                                             4.86                                 4.76
01/21                                                             4.73                                 4.76
01/28                                                             4.81                                 4.77
02/04                                                             4.83                                 4.78
02/11                                                             4.79                                 4.75
02/18                                                             4.77                                 4.74
02/25                                                             4.81                                 4.73
03/04                                                             4.84                                 4.75
03/11                                                             4.79                                 4.72
03/18                                                             4.82                                 4.73
03/25                                                             4.81                                 4.74
04/01                                                             4.90                                 4.82
04/08                                                             4.91                                 4.82
04/15                                                             4.99                                 4.84
04/22                                                             4.96                                 4.86
04/29                                                             5.04                                 4.89
05/06                                                             4.99                                 4.90
05/13                                                             4.90                                 4.90
05/20                                                             4.80                                 4.91
05/27                                                             4.84                                 4.92
06/03                                                             4.87                                 4.94
06/10                                                             4.85                                 4.93
06/17                                                             4.84                                 4.95
06/24                                                             4.89                                 4.95
07/01/97                                                          5.00                                 4.97
Yields for Class A and Class B shares
are substantially the same.
Yields are historical and not
predictive
of future performance.

------------------------------------------------------------------
------------------------------------------------------------------
little risk of inflation and very steady rates going forward.
   I extended the seven-day weighted average maturity of the Fund from 36 days to 54 days by adding one-year securities to the portfolio. At June 30, this average stood at 54 days.
   I invested in U.S. agency securities, commercial paper issued by top-tier corporations, bank certificates of deposits and notes, taxable municipal bonds, and an asset-backed student loan trust. All of the securities had less than 13 months to maturity. Eight securities have a rate that floats in sync with short-term rates.
   I added the following new issuers to the approved list: Societe Generale, a major French Bank; National Bank of Canada, a major Canadian Bank; PNC Student Loan Trust, an issuer of asset backed securities; and the Everett Clinic, a medical clinic that issued a taxable municipal bond with a letter of credit from U.S. Bank of Washington. Each is rated in the top tier and offered an increased yield relative to other choices.
   I believe that the Federal Reserve will hold rates steady for the next several months. Economic statistics reflect a tight labor market, often associated with accelerating inflation. However, inflation has been low. Economic growth has been slow compared to the 5.9% rate of the first quarter of 1997. It is unclear whether the slowdown is temporary, or if it is the beginning of a long-term trend. I will maintain longer average maturities in spite of the uncertainty.

/s/ Naomi Urata
Naomi Urata
-------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

 HIGHLIGHTS
-------------------------------

 7-DAY WEIGHTED AVERAGE MATURITY ...................................... 54 DAYS
 TOTAL RETURN (1 YEAR) CLASS-A .......................................... 4.93%
 TOTAL RETURN (1 YEAR) CLASS-B .......................................... 4.91%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
COMMERCIAL PAPER AND FLOATING RATE NOTES* - 94.4%

AGRICULTURAL PRODUCTS - 2.0%
        $3,485   Cargill, Inc.
                 6.10%, due 7/01/97 .................................. $3,485

ASSET BACKED - 4.7%
                 #Receivables Capital Corp. 4(2)
         4,000   5.55%, due 7/02/97 (acquired 6/03/97) ................ 3,999
         4,000   5.55%, due 7/25/97 (acquired 6/16/97) ................ 3,985

BANKS--DOMESTIC - 11.1%
         4,000   Crestar Bank
                 5.50%, due 7/21/97 ................................... 4,000
         8,000   *First Bank FSB, Fargo, ND BN
                 5.6575%, due 8/29/97 ................................. 7,999
         7,000   *Key Bank of Wa. BN
                 5.5875%, due 12/10/97 ................................ 6,997

BANKS--FOREIGN - 8.1%
         5,000   National Bank of Canada
                 6.15%, due 5/15/98 ................................... 4,999
         5,000   Societe Generale, NY
                 6.35%, due 4/15/98 ................................... 5,002
         4,000   Westpac Capital Corp.
                 5.55%, due 9/15/97 ................................... 3,953

CONGLOMERATES - 4.7%
                 B.A.T. Capital Corp.
         4,000   5.60%, due 7/14/97 ................................... 3,992
         4,000   5.55%, due 7/23/97 ................................... 3,986

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FINANCE--AUTO - 13.9%
        $4,000   Ford Motor Credit Co.
                 5.57%, due 7/10/97 .................................. $3,994
                 General Motors Acceptance Corp.
         4,000   5.77%, due 10/15/97 .................................. 3,932
         4,000   5.64%, due 7/01/97 ................................... 4,000
                 Hyundia Motors
         4,000   5.53%, due 7/07/97 ................................... 3,996
                 National Fleet Funding
         4,000   5.58%, due 7/18/97 ................................... 3,989
         4,000   5.57%, due 8/15/97 ................................... 3,972

FINANCE--CONSUMER - 4.7%
                 Commercial Credit Co.
         4,000   5.61%, due 8/05/97 ................................... 3,978
         4,000   5.54%, due 8/13/97 ................................... 3,974

FINANCE--DIVERSIFIED & BUSINESS - 7.0%
         4,000   General Electric Capital Corp.
                 5.51%, due 7/03/97 ................................... 3,999
         4,000   Heller Financial, Inc.
                 5.66%, due 7/08/97 ................................... 3,996
         4,000   5.36%, due 8/11/97 ................................... 3,976

FINANCE--EQUIPMENT LEASE - 2.3%
         4,000   International Lease Finance Corp.
                 5.56%, due 8/21/97 ................................... 3,968

FINANCE--MISCELLANEOUS - 9.3%
         8,000   *PHH Corp.
                 6.6775%, due 6/11/98 ................................. 8,000
         8,000   *PNC Student Loan Trust
                 5.65%, due 7/25/98 ................................... 8,000

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                              As of June 30, 1997
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
FINANCIAL SERVICES--BROKERAGE - 12.0%
        $8,500   *Dean Witter, Discover
                 5.6375%, due 8/08/97 ................................ $8,500
         4,000   Merrill Lynch & Co., Inc.
                 5.43%, due 7/16/97 ................................... 3,991
                 Smith Barney Inc. CP
         4,000   5.54%, due 7/29/97 ................................... 3,983
         4,000   5.54%, due 7/31/97 ................................... 3,982

HEALTHCARE--SPECIAL SERVICES - 3.1%
         5,373   *Everette Clinic
                 5.72%, due 12/01/18 .................................. 5,373

MACHINERY - 2.2%
         3,800   Stanley Works
                 5.61%, due 8/06/97 ................................... 3,779
MISCELLANEOUS - 2.3%
         4,000   Tasmanian Public Finance Corp.
                 5.66%, due 8/28/97 ................................... 3,964

STATE MUNICIPAL NOTE - 4.7%
         4,100   *Chicago, Illinois GO Unlimited
                 5.65%, due 1/01/01 ................................... 4,100
         4,100   *City of Olathe, Kansas
                 5.60%, due 3/01/27 ................................... 4,000

UTILITIES--ELECTRIC - 2.3%
         4,000   AES Barbers Point, Inc.
                 5.56%, due 7/24/97 ................................... 3,986
                                                                       ------
TOTAL COMMERCIAL PAPER AND FLOATING RATE NOTES* ..................... 161,829
                                                                       ------
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY SECURITIES - 5.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES - 2.9%
        $5,000   5.71%, due 3/18/98 ................................. $ 4,993

STUDENT LOAN MARKETING ASSOCIATION - 2.9%
         5,000   5.535%, due 2/25/98 .................................. 4,997
                                                                       ------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES ........................... 9,990
                                                                       ------
TOTAL INVESTMENTS - 100.2% .......................................... 171,819
Liabilities, less Other Assets ........................................ (312)
                                                                       ------
NET ASSETS ......................................................... $171,507
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." At June 30, 1997, such securities are issued by Receivables Capital Corporation. The combined value of the two issues is $7,984,583, or 4.7% of net assets.
* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on June 30, 1997. The total market value of such securities are $52,968,902, or 31% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1997
                                  (Unaudited)

                                               SAFECO        SAFECO        SAFECO
                                               GROWTH        EQUITY        INCOME
(In Thousands, Except Per-Share Amounts)         FUND          FUND          FUND
---------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $   219,162   $ 1,033,906   $   271,116
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                 $   189,050   $ 1,301,804   $   353,163
     Affiliated Issuers                        71,721            --            --
                                          -----------   -----------   -----------
       Total Investments at Value             260,771     1,301,804       353,163
   Cash                                            --            --            --
   Receivables
     Investment Securities Sold                 3,154            --            --
     Trust Shares Sold                            517         1,936           289
     Dividends and Interest                       194         1,429         1,185
   Forward Currency Contracts Open, Net            --            --            --
   Deferred Organization Expense                   --            --            --
                                          -----------   -----------   -----------
       Total Assets                           264,636     1,305,169       354,637
LIABILITIES
   Payables
     Investment Securities Purchased              759            --            --
     Dividends                                     --         3,786         2,708
     Investment Advisory Fees                     147           559           192
     Notes Payable                              1,260            --            --
     Organization Expense                          --            --            --
     Other                                         70           296            87
                                          -----------   -----------   -----------
       Total Liabilities                        2,236         4,641         2,987
                                          -----------   -----------   -----------
NET ASSETS                                $   262,400   $ 1,300,528   $   351,650
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                           $   261,662   $ 1,295,127   $   351,034
     Trust Shares Outstanding                  12,709        67,430        14,859
                                          -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $     20.59   $     19.21   $     23.62
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   CLASS A:
     Net Assets                           $       471   $     4,044   $       417
     Trust Shares Outstanding                      23           210            18
                                          -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                    $     20.55   $     19.21   $     23.72
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $     21.52   $     20.12   $     24.84
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   CLASS B:
     Net Assets                           $       267   $     1,357   $       199
     Trust Shares Outstanding                      13            71             8
                                          -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                         $     20.45   $     19.22   $     23.65
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
---------------------------------------------------------------------------------

 * Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               SAFECO             SAFECO            SAFECO            SAFECO        SAFECO
                                            NORTHWEST           BALANCED     INTERNATIONAL     SMALL COMPANY    U.S. VALUE
                                                 FUND               FUND              FUND              FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $    35,860        $    10,353       $    11,691       $    13,712   $     7,447
                                          -----------   ----------------   ---------------   ---------------   -----------
                                          -----------   ----------------   ---------------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                 $    53,829        $    11,538       $    13,697       $    16,374   $     8,023
     Affiliated Issuers                            --                 --                --                --            --
                                          -----------   ----------------   ---------------   ---------------   -----------
       Total Investments at Value              53,829             11,538            13,697            16,374         8,023
   Cash                                            --                 --               872                --            --
   Receivables
     Investment Securities Sold                    --                 --                --                14            --
     Trust Shares Sold                             11                 --                 3                20             2
     Dividends and Interest                        48                 67                51                 5            11
   Forward Currency Contracts Open, Net            --                 --                18                --            --
   Deferred Organization Expense                   --                 14                14                14            19
                                          -----------   ----------------   ---------------   ---------------   -----------
       Total Assets                            53,888             11,619            14,655            16,427         8,055
LIABILITIES
   Payables
     Investment Securities Purchased               71                 --               245                12            26
     Dividends                                     --                 77                --                --            16
     Investment Advisory Fees                      33                  8                13                11             5
     Notes Payable                                 --                 --                --                --            --
     Organization Expense                          --                 14                14                14            19
     Other                                         27                 10                28                15             5
                                          -----------   ----------------   ---------------   ---------------   -----------
       Total Liabilities                          131                109               300                52            71
                                          -----------   ----------------   ---------------   ---------------   -----------
NET ASSETS                                $    53,757        $    11,510       $    14,355       $    16,375   $     7,984
                                          -----------   ----------------   ---------------   ---------------   -----------
                                          -----------   ----------------   ---------------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                           $    52,835        $    11,181       $    13,884       $    15,990   $     7,737
     Trust Shares Outstanding                   3,127                966             1,132             1,258           701
                                          -----------   ----------------   ---------------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $     16.90        $     11.57       $     12.27       $     12.72   $     11.03
                                          -----------   ----------------   ---------------   ---------------   -----------
                                          -----------   ----------------   ---------------   ---------------   -----------
   CLASS A:
     Net Assets                           $       581        $       147       $       232       $       203   $       118
     Trust Shares Outstanding                      35                 13                19                16            11
                                          -----------   ----------------   ---------------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                    $     16.86        $     11.55       $     12.25       $     12.71   $     11.03
                                          -----------   ----------------   ---------------   ---------------   -----------
                                          -----------   ----------------   ---------------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $     17.65        $     12.09       $     12.83       $     13.31   $     11.55
                                          -----------   ----------------   ---------------   ---------------   -----------
                                          -----------   ----------------   ---------------   ---------------   -----------
   CLASS B:
     Net Assets                           $       341        $       182       $       239       $       182   $       129
     Trust Shares Outstanding                      20                 16                19                14            12
                                          -----------   ----------------   ---------------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                         $     16.77        $     11.55       $     12.20       $     12.63   $     11.03
                                          -----------   ----------------   ---------------   ---------------   -----------
                                          -----------   ----------------   ---------------   ---------------   -----------
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF ASSETS AND LIABILITIES (Continued)
                              As of June 30, 1997
                                  (Unaudited)

                                                 SAFECO              SAFECO       SAFECO
                                             HIGH-YIELD   INTERMEDIATE-TERM      MANAGED
(In Thousands, Except Per-Share Amounts)      BOND FUND   U.S TREASURY FUND    BOND FUND
----------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                     $    56,041        $     15,171   $    4,568
                                          -------------             -------   ----------
                                          -------------             -------   ----------
   Investments, at Value
     Unaffiliated Issuers                   $    57,937        $     15,132   $    4,610
     Affiliated Issuers                              --                  --           --
                                          -------------             -------   ----------
       Total Investments at Value                57,937              15,132        4,610
   Cash                                              --                  --           --
   Receivables
     Investment Securities Sold                      --                  --           --
     Trust Shares Sold                               14                  --           --
     Dividends and Interest                       1,142                 275           43
   Forward Currency Contracts Open, Net              --                  --           --
   Deferred Organization Expense                     --                  --           10
                                          -------------             -------   ----------
       Total Assets                              59,093              15,407        4,663
LIABILITIES
   Payables
     Investment Securities Purchased                 --                  --           --
     Dividends                                      485                  72           19
     Investment Advisory Fees                        32                   7            2
     Notes Payable                                   --                  --           --
     Organization Expense                            --                  --           10
     Other                                           15                  16            6
                                          -------------             -------   ----------
       Total Liabilities                            532                  95           37
                                          -------------             -------   ----------
NET ASSETS                                  $    58,561        $     15,312   $    4,626
                                          -------------             -------   ----------
                                          -------------             -------   ----------
   NO-LOAD CLASS:
     Net Assets                             $    58,338        $     14,652   $    4,286
     Trust Shares Outstanding                     6,551               1,462          517
                                          -------------             -------   ----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share       $      8.91        $      10.02   $     8.30
                                          -------------             -------   ----------
                                          -------------             -------   ----------
   CLASS A:
     Net Assets                             $       122        $        366   $      140
     Trust Shares Outstanding                        14                  37           17
                                          -------------             -------   ----------
     Net Asset Value and Redemption
       Price Per Share                      $      8.90        $      10.03   $     8.30
                                          -------------             -------   ----------
                                          -------------             -------   ----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                      $      9.32        $      10.50   $     8.69
                                          -------------             -------   ----------
                                          -------------             -------   ----------
   CLASS B:
     Net Assets                             $       101        $        294   $      200
     Trust Shares Outstanding                        11                  29           24
                                          -------------             -------   ----------
     Net Asset Value and Offering Price
       Per Share*                           $      8.90        $      10.03   $     8.30
                                          -------------             -------   ----------
                                          -------------             -------   ----------
----------------------------------------------------------------------------------------

 * Redemption price per share is the net asset value less any applicable contingent deferred sales charge.
** Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  SAFECO              SAFECO
                                              SAFECO          CALIFORNIA    WASHINGTON STATE            SAFECO
                                           MUNICIPAL            TAX-FREE      MUNICIPAL BOND      MONEY MARKET
                                           BOND FUND         INCOME FUND                FUND              FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $  424,798        $     66,739        $      7,200      $    171,819
                                          ----------             -------              ------   ---------------
                                          ----------             -------              ------   ---------------
   Investments, at Value
     Unaffiliated Issuers                 $  473,481        $     72,739        $      7,525      $    171,819
     Affiliated Issuers                           --                  --                  --                --
                                          ----------             -------              ------   ---------------
       Total Investments at Value            473,481              72,739               7,525           171,819
   Cash                                            2                  --                  --                --
   Receivables
     Investment Securities Sold                   --                  --                  --                --
     Trust Shares Sold                            --                 115                  --                --
     Dividends and Interest                    8,565               1,389                 125               540
   Forward Currency Contracts Open, Net           --                  --                  --                --
   Deferred Organization Expense                  --                  --                   1                --
                                          ----------             -------              ------   ---------------
       Total Assets                          482,048              74,243               7,651           172,359
LIABILITIES
   Payables
     Investment Securities Purchased              --                  --                  --                --
     Dividends                                 2,200                 317                  31               721
     Investment Advisory Fees                    173                  35                   4                73
     Notes Payable                             1,405                  --                   1                --
     Organization Expense                         --                  --                  --                --
     Other                                        62                  16                   6                58
                                          ----------             -------              ------   ---------------
       Total Liabilities                       3,840                 368                  42               852
                                          ----------             -------              ------   ---------------
NET ASSETS                                $  478,208        $     73,875        $      7,609      $    171,507
                                          ----------             -------              ------   ---------------
                                          ----------             -------              ------   ---------------
   NO-LOAD CLASS:
     Net Assets                           $  477,686        $     73,377        $      7,055      $    171,173
     Trust Shares Outstanding                 34,081               5,988                 668           171,173
                                          ----------             -------              ------   ---------------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $    14.02        $      12.25        $      10.56      $       1.00
                                          ----------             -------              ------   ---------------
                                          ----------             -------              ------   ---------------
   CLASS A:
     Net Assets                           $      323        $        122        $        341      $        171
     Trust Shares Outstanding                     23                  10                  33               171
                                          ----------             -------              ------   ---------------
     Net Asset Value and Redemption
       Price Per Share                    $    14.02        $      12.26        $      10.56      $       1.00**
                                          ----------             -------              ------   ---------------
                                          ----------             -------              ------   ---------------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $    14.68        $      12.84        $      11.06
                                          ----------             -------              ------   ---------------
                                          ----------             -------              ------   ---------------
   CLASS B:
     Net Assets                           $      199        $        376        $        213      $        163
     Trust Shares Outstanding                     14                  30                  20               163
                                          ----------             -------              ------   ---------------
     Net Asset Value and Offering Price
       Per Share*                         $    14.02        $      12.25        $      10.57      $       1.00
                                          ----------             -------              ------   ---------------
                                          ----------             -------              ------   ---------------
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                 For the Six-Month Period Ended June 30, 1997*
                                  (Unaudited)

                                              SAFECO       SAFECO       SAFECO
                                              GROWTH       EQUITY       INCOME
(In Thousands)                                  FUND         FUND         FUND
------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $22 in the
     International Fund)                  $      559   $    9,794   $    4,849
   Interest                                       93        1,025        1,319
                                          ----------   ----------   ----------
     Total Investment Income                     652       10,819        6,168
EXPENSES
   Investment Advisory Fees                      798        2,790        1,042
   Transfer Agent Fees                           216          944          269
   Shareholder Service Fees - Class A              1            5            1
                        - Class B                 --            1           --
   Distribution Fees - Class B                     1            3            1
   Legal and Auditing Fees                         8           14            9
   Custodian Fees                                 13           12            7
   Reports to Shareholders                        21           92           26
   Trustees' Fees                                  2            5            3
   Loan Interest                                  20           --           --
   Amortization of Organization Expenses          --           --           --
                                          ----------   ----------   ----------
     Total Expenses Before Reimbursement       1,080        3,866        1,358
   Expense Reimbursement                          --           --           --
                                          ----------   ----------   ----------
     Total Expenses After Reimbursement        1,080        3,866        1,358
                                          ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)                    (428)       6,953        4,810
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers      40,453       41,407       17,845
     Investments in Affiliated Issuers           756           --           --
     Foreign Currency Transactions                --           --           --
                                          ----------   ----------   ----------
     Total Net Realized Gain (Loss)           41,209       41,407       17,845
   Net Change in Unrealized Appreciation
     (Depreciation) on:
       Investments                             2,449      115,321       17,886
       Foreign Currency Related
         Transactions                             --           --           --
                                          ----------   ----------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                   43,658      156,728       35,731
                                          ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $   43,230   $  163,681   $   40,541
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------

* U.S. Value Fund--April 30, 1997 (Commencement of Operations) to June 30, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO           SAFECO           SAFECO             SAFECO       SAFECO
                                           NORTHWEST         BALANCED    INTERNATIONAL      SMALL COMPANY   U.S. VALUE
                                                FUND             FUND             FUND               FUND         FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $22 in the
     International Fund)                  $      274       $       70       $      164         $       40   $       24
   Interest                                       29              135               18                 19            7
                                          ----------            -----           ------             ------        -----
     Total Investment Income                     303              205              182                 59           31
EXPENSES
   Investment Advisory Fees                      175               37               69                 60            8
   Transfer Agent Fees                            65                8               14                 20           --
   Shareholder Service Fees - Class A              1               --                1                 --           --
                        - Class B                  1               --               --                 --           --
   Distribution Fees - Class B                     1                1                1                  1           --
   Legal and Auditing Fees                         7                7                7                  7            2
   Custodian Fees                                  5                5               19                  5            2
   Reports to Shareholders                         7               --                1                  2           --
   Trustees' Fees                                  2                2                2                  2            1
   Loan Interest                                   1               --               --                 --           --
   Amortization of Organization Expenses          --                2                2                  2            1
                                          ----------            -----           ------             ------        -----
     Total Expenses Before Reimbursement         265               62              116                 99           14
   Expense Reimbursement                          --               --              (18)                --           --
                                          ----------            -----           ------             ------        -----
     Total Expenses After Reimbursement          265               62               98                 99           14
                                          ----------            -----           ------             ------        -----
NET INVESTMENT INCOME (LOSS)                      38              143               84                (40)          17
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers       2,919              116                9                 96           14
     Investments in Affiliated Issuers            --               --               --                 --           --
     Foreign Currency Transactions                --               --              171                 --           --
                                          ----------            -----           ------             ------        -----
     Total Net Realized Gain (Loss)            2,919              116              180                 96           14
   Net Change in Unrealized Appreciation
     (Depreciation) on:
       Investments                             5,860              684              876              1,139          576
       Foreign Currency Related
         Transactions                             --               --              (18)                --           --
                                          ----------            -----           ------             ------        -----
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                    8,779              800            1,038              1,235          590
                                          ----------            -----           ------             ------        -----
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $    8,817       $      943       $    1,122         $    1,195   $      607
                                          ----------            -----           ------             ------        -----
                                          ----------            -----           ------             ------        -----
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF OPERATIONS (Continued)
                  For the Six-Month Period Ended June 30, 1997
                                  (Unaudited)

                                                SAFECO               SAFECO       SAFECO
                                            HIGH-YIELD    INTERMEDIATE-TERM      MANAGED
(In Thousands)                               BOND FUND    U.S TREASURY FUND    BOND FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                $       --           $       --   $       --
   Interest                                      2,655                  507          137
                                                ------                -----        -----
     Total Investment Income                     2,655                  507          137
EXPENSES
   Investment Advisory Fees                        172                   42           11
   Transfer Agent Fees                              38                   12           --
   Shareholder Service Fees - Class A               --                    1           --
                        - Class B                   --                    1           --
   Distribution Fees - Class B                       1                    1            1
   Legal and Auditing Fees                           8                    7            7
   Custodian Fees                                   10                    2            3
   Reports to Shareholders                           8                    4           --
   Trustees' Fees                                    2                    2            2
   Loan Interest                                     4                   --           --
   Amortization of Organization Expenses            --                   --            3
                                                ------                -----        -----
     Total Expenses Before Reimbursement           243                   72           27
   Expense Reimbursement                            --                   --           --
                                                ------                -----        -----
     Total Expenses After Reimbursement            243                   72           27
                                                ------                -----        -----
NET INVESTMENT INCOME (LOSS)                     2,412                  435          110
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers           (24)                 (85)         (73)
     Investments in Affiliated Issuers              --                   --           --
     Foreign Currency Transactions                  --                   --           --
                                                ------                -----        -----
     Total Net Realized Gain (Loss)                (24)                 (85)         (73)
   Net Change in Unrealized Appreciation
     (Depreciation) on:
       Investments                                 663                  (43)          45
       Foreign Currency Related
         Transactions                               --                   --           --
                                                ------                -----        -----
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                        639                 (128)         (28)
                                                ------                -----        -----
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                               $    3,051           $      307   $       82
                                                ------                -----        -----
                                                ------                -----        -----
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  SAFECO              SAFECO
                                              SAFECO          CALIFORNIA    WASHINGTON STATE            SAFECO
                                           MUNICIPAL            TAX-FREE      MUNICIPAL BOND      MONEY MARKET
                                           BOND FUND         INCOME FUND                FUND              FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                              $       --        $         --          $       --        $       --
   Interest                                   14,066               2,077                 210             4,743
                                          ----------              ------               -----            ------
     Total Investment Income                  14,066               2,077                 210             4,743
EXPENSES
   Investment Advisory Fees                      996                 197                  23               426
   Transfer Agent Fees                           164                  29                   1               197
   Shareholder Service Fees - Class A              1                  --                   1                --
                        - Class B                 --                  --                  --                --
   Distribution Fees - Class B                     1                  --                   1                --
   Legal and Auditing Fees                        11                   8                   7                 9
   Custodian Fees                                  7                   3                   3                 9
   Reports to Shareholders                        17                   3                  --                11
   Trustees' Fees                                  3                   2                   2                 2
   Loan Interest                                   2                   1                  --                --
   Amortization of Organization Expenses          --                  --                   1                --
                                          ----------              ------               -----            ------
     Total Expenses Before Reimbursement       1,202                 243                  39               654
   Expense Reimbursement                          --                  --                  --                --
                                          ----------              ------               -----            ------
     Total Expenses After Reimbursement        1,202                 243                  39               654
                                          ----------              ------               -----            ------
NET INVESTMENT INCOME (LOSS)                  12,864               1,834                 171             4,089
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers       2,966                 366                  (9)               --
     Investments in Affiliated Issuers            --                  --                  --                --
     Foreign Currency Transactions                --                  --                  --                --
                                          ----------              ------               -----            ------
     Total Net Realized Gain (Loss)            2,966                 366                  (9)               --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
       Investments                            (1,691)               (119)                 37                --
       Foreign Currency Related
         Transactions                             --                  --                  --                --
                                          ----------              ------               -----            ------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                    1,275                 247                  28                --
                                          ----------              ------               -----            ------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $   14,139        $      2,081          $      199        $    4,089
                                          ----------              ------               -----            ------
                                          ----------              ------               -----            ------
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                            SAFECO GROWTH FUND
                                          ------------------------------------
                                           SIX-MONTH   THREE-MONTH
                                              PERIOD       PERIOD
                                               ENDED        ENDED   YEAR ENDED
                                             JUNE 30      DEC. 31     SEPT. 30
(In Thousands)                                  1997         1996         1996
------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                  $     (428)  $     (236)  $     (252)
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                    41,209        2,890       26,762
   Net Change in Unrealized
     Appreciation (Depreciation)               2,449       17,540       (1,973)
                                          ----------   ----------   ----------
   Net Change in Net Assets
     Resulting from Operations                43,230       20,194       24,537
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --           --          (45)
                      - Class A                   --           --           --
                      - Class B                   --           --           --
   Net Realized Gain on Investments
                      - No-Load Class             --       (2,644)     (26,481)
                      - Class A                   --           (3)          --
                      - Class B                   --           (2)          --
                                          ----------   ----------   ----------
     Total                                        --       (2,649)     (26,526)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                              22,785       (1,336)       5,080
   Class A                                       209           74          100
   Class B                                       113            6          100
                                          ----------   ----------   ----------
     Total                                    23,107       (1,256)       5,280
                                          ----------   ----------   ----------
TOTAL CHANGE IN NET ASSETS                    66,337       16,289        3,291
NET ASSETS AT BEGINNING OF PERIOD            196,063      179,774      176,483
                                          ----------   ----------   ----------
NET ASSETS AT END OF PERIOD               $  262,400   $  196,063   $  179,774
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                       7,792        1,572       22,451
   Reinvestments                                  --          148        1,627
   Redemptions                                (6,599)      (1,807)     (23,589)
                                          ----------   ----------   ----------
   NET CHANGE                                  1,193          (87)         489
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
AMOUNTS:
   Sales                                  $  142,715   $   25,444   $  372,215
   Reinvestments                                  --        2,522       25,225
   Redemptions                              (119,608)     (29,222)    (392,160)
                                          ----------   ----------   ----------
   NET CHANGE                             $   23,107   $   (1,256)  $    5,280
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   SAFECO EQUITY FUND                            SAFECO INCOME FUND
                                          -------------------------------------------   -------------------------------------------
                                              SIX-MONTH     THREE-MONTH                     SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    PERIOD ENDED    YEAR ENDED
                                                JUNE 30         DEC. 31      SEPT. 30         JUNE 30         DEC. 31      SEPT. 30
                                                   1997            1996          1996            1997            1996          1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   NET INVESTMENT INCOME                  $       6,953   $       3,012   $    11,183   $       4,810   $       2,032   $     8,365
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                       41,407          28,862        77,448          17,845           7,031        22,848
   Net Change in Unrealized
     Appreciation (Depreciation)                115,321          33,741        18,119          17,886          14,121         9,944
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                  163,681          65,615       106,750          40,541          23,184        41,157
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class         (6,948)         (3,006)      (11,189)         (4,796)         (2,028)       (8,374)
                      - Class A                     (16)             (7)           --              (4)             (1)           --
                      - Class B                      (1)             --            --              (2)             (1)           --
   Net Realized Gain on Investments
                      - No-Load Class                --         (28,684)      (77,500)             --          (7,033)      (22,837)
                      - Class A                      --             (98)           --              --              (5)           --
                      - Class B                      --             (12)           --              --              (3)           --
                                          -------------   -------------   -----------   -------------   -------------   -----------
     TOTAL                                       (6,965)        (31,807)      (88,689)         (4,802)         (9,071)      (31,211)
NET TRUST SHARE TRANSACTIONS
   NO-LOAD CLASS                                289,338          90,300       109,137          25,379          15,846        32,207
   Class A                                          506           2,742           100             191              85           100
   Class B                                          888             250           100              68               6           100
                                          -------------   -------------   -----------   -------------   -------------   -----------
     TOTAL                                      290,732          93,292       109,337          25,638          15,937        32,407
                                          -------------   -------------   -----------   -------------   -------------   -----------
TOTAL CHANGE IN NET ASSETS                      447,448         127,100       127,398          61,377          30,050        42,353
NET ASSETS AT BEGINNING OF PERIOD               853,080         725,980       598,582         290,273         260,223       217,870
                                          -------------   -------------   -----------   -------------   -------------   -----------
NET ASSETS AT END OF PERIOD               $   1,300,528   $     853,080   $   725,980   $     351,650   $     290,273   $   260,223
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   SALES                                         23,076           6,132        17,984           2,013             869         2,864
   Reinvestments                                    176           1,800         5,249              87             385         1,374
   Redemptions                                   (6,920)         (2,347)      (16,536)           (955)           (503)       (2,649)
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE                                    16,332           5,585         6,697           1,145             751         1,589
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
AMOUNTS:
   SALES                                  $     402,877   $     102,959   $   289,961   $      52,319   $      18,394   $    58,320
   Reinvestments                                  2,959          29,886        82,876           1,823           8,140        27,638
   Redemptions                                 (115,104)        (39,553)     (263,500)        (28,504)        (10,597)      (53,551)
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE                             $     290,732   $      93,292   $   109,337   $      25,638   $      15,937   $    32,407
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                                  (Unaudited)

                                                         SAFECO NORTHWEST FUND
                                          ------------------------------------
                                           SIX-MONTH   THREE-MONTH
                                              PERIOD       PERIOD
                                               ENDED        ENDED   YEAR ENDED
                                             JUNE 30      DEC. 31     SEPT. 30
(In Thousands)                                  1997         1996         1996
------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                  $       38   $      (34)  $       47
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                     2,919       (2,374)       5,695
   Net Change in Unrealized
     Appreciation (Depreciation)               5,860        3,280       (1,961)
                                          ----------   ----------   ----------
   Net Change in Net Assets
     Resulting from Operations                 8,817          872        3,781
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --           --          (48)
                      - Class A                   --           --           --
                      - Class B                   --           --           --
   Net Realized Gain on Investments
                      - No-Load Class             --           --       (5,695)
                      - Class A                   --           --           --
                      - Class B                   --           --           --
                                          ----------   ----------   ----------
     Total                                        --           --       (5,743)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 806         (632)       4,950
   Class A                                       129          254          100
   Class B                                        59          124          100
                                          ----------   ----------   ----------
     Total                                       994         (254)       5,150
                                          ----------   ----------   ----------
TOTAL CHANGE IN NET ASSETS                     9,811          618        3,188
NET ASSETS AT BEGINNING OF PERIOD             43,946       43,328       40,140
                                          ----------   ----------   ----------
NET ASSETS AT END OF PERIOD               $   53,757   $   43,946   $   43,328
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                         563          196        1,209
   Reinvestments                                  --           --          323
   Redemptions                                  (505)        (215)      (1,175)
                                          ----------   ----------   ----------
   NET CHANGE                                     58          (19)         357
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
AMOUNTS:
   Sales                                  $    7,818   $    2,692   $   17,755
   Reinvestments                                  --           --        4,438
   Redemptions                                (6,824)      (2,946)     (17,043)
                                          ----------   ----------   ----------
   NET CHANGE                             $      994   $     (254)  $    5,150
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 SAFECO BALANCED FUND                     SAFECO INTERNATIONAL FUND
                                          -------------------------------------------   -------------------------------------------
                                                                        JAN. 31, 1996                                 JAN. 31, 1996
                                                                        (COMMENCEMENT                                 (COMMENCEMENT
                                                                                   OF                                            OF
                                             SIX-MONTH    THREE-MONTH     OPERATIONS)      SIX-MONTH    THREE-MONTH     OPERATIONS)
                                          PERIOD ENDED   PERIOD ENDED              TO   PERIOD ENDED   PERIOD ENDED              TO
                                               JUNE 30        DEC. 31        SEPT. 30        JUNE 30        DEC. 31        SEPT. 30
                                                  1997           1996            1996           1997           1996            1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   NET INVESTMENT INCOME                  $        143   $         66   $         146   $         84   $         (5)  $          45
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                         116             99               5            180             87             (11)
   Net Change in Unrealized
     Appreciation (Depreciation)                   684            243             258            858            853             314
                                          ------------         ------          ------   ------------   ------------   -------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                     943            408             409          1,122            935             348
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          (139)           (64)           (146)            --            (62)            (51)
                      - Class A                     (2)            (1)             --             --             (1)             --
                      - Class B                     (1)            (1)             --             --             --              --
   Net Realized Gain on Investments
                      - No-Load Class               --            (97)             (5)            --             --              --
                      - Class A                     --             (1)             --             --             --              --
                      - Class B                     --             (1)             --             --             --              --
                                          ------------         ------          ------   ------------   ------------   -------------
     TOTAL                                        (142)          (165)           (151)            --            (63)            (51)
NET TRUST SHARE TRANSACTIONS
   NO-LOAD CLASS                                 2,140            393           7,374          1,635          1,981           8,026
   Class A                                          27              7             100             63             43             100
   Class B                                          55             12             100            112              4             100
                                          ------------         ------          ------   ------------   ------------   -------------
     TOTAL                                       2,222            412           7,574          1,810          2,028           8,226
                                          ------------         ------          ------   ------------   ------------   -------------
TOTAL CHANGE IN NET ASSETS                       3,023            655           7,832          2,932          2,900           8,523
NET ASSETS AT BEGINNING OF PERIOD                8,487          7,832              --         11,423          8,523              --
                                          ------------         ------          ------   ------------   ------------   -------------
NET ASSETS AT END OF PERIOD               $     11,510   $      8,487   $       7,832   $     14,355   $     11,423   $       8,523
                                          ------------         ------          ------   ------------   ------------   -------------
                                          ------------         ------          ------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   SALES                                           285             43             785            286            219           1,042
   Reinvestments                                     2              5               3             --              3               2
   Redemptions                                     (85)            (9)            (34)          (128)           (30)           (224)
                                          ------------         ------          ------   ------------   ------------   -------------
   NET CHANGE                                      202             39             754            158            192             820
                                          ------------         ------          ------   ------------   ------------   -------------
                                          ------------         ------          ------   ------------   ------------   -------------
AMOUNTS:
   SALES                                  $      3,139   $        459   $       7,893   $      3,291   $      2,323   $      10,466
   Reinvestments                                    25             50              31             --             29              18
   Redemptions                                    (942)           (97)           (350)        (1,481)          (324)         (2,258)
                                          ------------         ------          ------   ------------   ------------   -------------
   NET CHANGE                             $      2,222   $        412   $       7,574   $      1,810   $      2,028   $       8,226
                                          ------------         ------          ------   ------------   ------------   -------------
                                          ------------         ------          ------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                                  (Unaudited)

                                                                                      SAFECO
                                                                                  U.S. VALUE
                                                      SAFECO SMALL COMPANY FUND         FUND
                                          -------------------------------------   ----------
                                                                       JAN. 31,    APRIL 30,
                                                SIX-       THREE-          1996         1997
                                               MONTH        MONTH    (COMMENCE-   (COMMENCE-
                                              PERIOD       PERIOD       MENT OF      MENT OF
                                               ENDED        ENDED   OPERATIONS)   OPERATIONS)
                                             JUNE 30      DEC. 31   TO SEPT. 30   TO JUNE 30
(In Thousands)                                  1997         1996          1996         1997
--------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                  $      (40)  $      (14)  $       (15)  $       17
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                        96         (278)          723           14
   Net Change in Unrealized
     Appreciation (Depreciation)               1,139          643           880          576
                                          ----------   ----------   -----------   ----------
   Net Change in Net Assets
     Resulting from Operations                 1,195          351         1,588          607
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --           --            --          (16)
                      - Class A                   --           --            --           (1)
                      - Class B                   --           --            --           --
   Net Realized Gain on Investments
                      - No-Load Class             --           --          (708)          --
                      - Class A                   --           --            --           --
                      - Class B                   --           --            --           --
                                          ----------   ----------   -----------   ----------
     Total                                        --           --          (708)         (17)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                               1,650          272        11,672        7,167
   Class A                                        57           31           100          108
   Class B                                        66            1           100          119
                                          ----------   ----------   -----------   ----------
     Total                                     1,773          304        11,872        7,394
                                          ----------   ----------   -----------   ----------
TOTAL CHANGE IN NET ASSETS                     2,968          655        12,752        7,984
NET ASSETS AT BEGINNING OF PERIOD             13,407       12,752            --           --
                                          ----------   ----------   -----------   ----------
NET ASSETS AT END OF PERIOD               $   16,375   $   13,407   $    12,752   $    7,984
                                          ----------   ----------   -----------   ----------
                                          ----------   ----------   -----------   ----------
--------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                         402          254         1,625          737
   Reinvestments                                  --           (1)           32           --
   Redemptions                                  (249)        (226)         (549)         (13)
                                          ----------   ----------   -----------   ----------
   NET CHANGE                                    153           27         1,108          724
                                          ----------   ----------   -----------   ----------
                                          ----------   ----------   -----------   ----------
AMOUNTS:
   Sales                                  $    4,713   $    2,918   $    17,916   $    7,534
   Reinvestments                                  --           (7)          373           --
   Redemptions                                (2,940)      (2,607)       (6,417)        (140)
                                          ----------   ----------   -----------   ----------
   NET CHANGE                             $    1,773   $      304   $    11,872   $    7,394
                                          ----------   ----------   -----------   ----------
                                          ----------   ----------   -----------   ----------
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          SAFECO HIGH-YIELD BOND FUND   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                                          -------------------------------------------   -------------------------------------------
                                             SIX-MONTH    THREE-MONTH                      SIX-MONTH    THREE-MONTH
                                          PERIOD ENDED   PERIOD ENDED      YEAR ENDED   PERIOD ENDED   PERIOD ENDED      YEAR ENDED
                                               JUNE 30        DEC. 31        SEPT. 30        JUNE 30        DEC. 31        SEPT. 30
                                                  1997           1996            1996           1997           1996            1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   NET INVESTMENT INCOME                  $      2,412   $      1,092   $       3,696   $        435   $        242   $         758
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                         (24)          (426)            504            (85)          (125)            290
   Net Change in Unrealized
     Appreciation (Depreciation)                   663            597              46            (43)           144            (496)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                   3,051          1,263           4,246            307            261             552
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class        (2,404)        (1,092)         (3,696)          (409)          (232)           (758)
                      - Class A                     (4)            --              --            (20)            (8)             --
                      - Class B                     (4)            --              --             (6)            (2)             --
   Net Realized Gain on Investments
                      - No-Load Class               --             --              --             --             --              --
                      - Class A                     --             --              --             --             --              --
                      - Class B                     --             --              --             --             --              --
                                          ------------   ------------   -------------   ------------   ------------   -------------
     TOTAL                                      (2,412)        (1,092)         (3,696)          (435)          (242)           (758)
NET TRUST SHARE TRANSACTIONS
   NO-LOAD CLASS                                 7,603          2,247           8,152             95            189             900
   Class A                                          21             --              --           (333)           607             100
   Class B                                          --             --              --             72            123             100
                                          ------------   ------------   -------------   ------------   ------------   -------------
     TOTAL                                       7,624          2,247           8,152           (166)           919           1,100
                                          ------------   ------------   -------------   ------------   ------------   -------------
TOTAL CHANGE IN NET ASSETS                       8,263          2,418           8,702           (294)           938             894
NET ASSETS AT BEGINNING OF PERIOD               50,298         47,880          39,178         15,606         14,668          13,774
                                          ------------   ------------   -------------   ------------   ------------   -------------
NET ASSETS AT END OF PERIOD               $     58,561   $     50,298   $      47,880   $     15,312   $     15,606   $      14,668
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   SALES                                         8,725          1,190           6,549            193            149           1,516
   Reinvestments                                   136             78             251             17             12              35
   Redemptions                                  (7,989)        (1,013)         (5,863)          (226)           (70)         (1,444)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                                      872            255             937            (16)            91             107
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
AMOUNTS:
   SALES                                  $     77,005   $     10,466   $      56,960   $      1,924   $      1,515   $      18,860
   Reinvestments                                 1,199            690           2,181            175            117             358
   Redemptions                                 (70,580)        (8,909)        (50,989)        (2,265)          (713)        (18,118)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                             $      7,624   $      2,247   $       8,152   $       (166)  $        919   $       1,100
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                                  (Unaudited)

                                                       SAFECO MANAGED               SAFECO MUNICIPAL
                                                            BOND FUND                      BOND FUND
                                          ---------------------------   ----------------------------
                                             SIX-MONTH                      SIX-MONTH     NINE-MONTH
                                          PERIOD ENDED     YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                                               JUNE 30        DEC. 31         JUNE 30        DEC. 31
(In Thousands)                                    1997           1996            1997           1996
----------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                  $        110   $        208   $      12,864   $     19,903
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                         (73)             2           2,966          2,341
   Net Change in Unrealized
     Appreciation (Depreciation)                    45           (210)         (1,691)         7,844
                                                ------         ------   -------------   ------------
   Net Change in Net Assets
     Resulting from Operations                      82             --          14,139         30,088
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          (105)          (206)        (12,853)       (19,899)
                      - Class A                     (3)            (1)             (8)            (3)
                      - Class B                     (2)            (1)             (3)            (1)
   Net Realized Gain on Investments
                      - No-Load Class               --             (2)             --             --
                      - Class A                     --             --              --             --
                      - Class B                     --             --              --             --
                                                ------         ------   -------------   ------------
     Total                                        (110)          (210)        (12,864)       (19,903)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                    98            (72)         (4,557)        (9,855)
   Class A                                           1            140              11            309
   Class B                                         100            100              86            111
                                                ------         ------   -------------   ------------
     Total                                         199            168          (4,460)        (9,435)
                                                ------         ------   -------------   ------------
TOTAL CHANGE IN NET ASSETS                         171            (42)         (3,185)           750
NET ASSETS AT BEGINNING OF PERIOD                4,455          4,497         481,393        480,643
                                                ------         ------   -------------   ------------
NET ASSETS AT END OF PERIOD               $      4,626   $      4,455   $     478,208   $    481,393
                                                ------         ------   -------------   ------------
                                                ------         ------   -------------   ------------
----------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                            14             30           2,610          4,689
   Reinvestments                                    10             24             477            908
   Redemptions                                       0            (33)         (3,401)        (6,271)
                                                ------         ------   -------------   ------------
   NET CHANGE                                       24             21            (314)          (674)
                                                ------         ------   -------------   ------------
                                                ------         ------   -------------   ------------
AMOUNTS:
   Sales                                  $        114   $        246   $      36,110   $     63,875
   Reinvestments                                    85            201           6,589         12,498
   Redemptions                                       0           (279)        (47,159)       (85,808)
                                                ------         ------   -------------   ------------
   NET CHANGE                             $        199   $        168   $      (4,460)  $     (9,435)
                                                ------         ------   -------------   ------------
                                                ------         ------   -------------   ------------
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    SAFECO CALIFORNIA              SAFECO WASHINGTON                   SAFECO MONEY
                                                 TAX-FREE INCOME FUND      STATE MUNICIPAL BOND FUND                    MARKET FUND
                                          ---------------------------   ----------------------------   ----------------------------
                                             SIX-MONTH     NINE-MONTH       SIX-MONTH     NINE-MONTH      SIX-MONTH      NINE-MONTH
                                          PERIOD ENDED   PERIOD ENDED    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                                               JUNE 30        DEC. 31         JUNE 30        DEC. 31        JUNE 30         DEC. 31
                                                  1997           1996            1997           1996           1997            1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   NET INVESTMENT INCOME                  $      1,834   $      2,766   $         171   $        238   $      4,089   $       5,795
   Net Realized Gain (Loss) from
     Investments and Foreign
     Currency Transactions                         366            197              (9)             4             --              --
   Net Change in Unrealized
     Appreciation (Depreciation)                  (119)         2,196              37            125             --              --
                                          ------------   ------------          ------         ------   ------------   -------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                   2,081          5,159             199            367          4,089           5,795
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class        (1,829)        (2,764)           (160)          (234)        (4,078)         (5,792)
                      - Class A                     (3)            (1)             (7)            (3)            (8)             (2)
                      - Class B                     (2)            (1)             (4)            (1)            (3)             (1)
   Net Realized Gain on Investments
                      - No-Load Class               --           (200)             --             (4)            --              --
                      - Class A                     --             --              --             --             --              --
                      - Class B                     --             --              --             --             --              --
                                          ------------   ------------          ------         ------   ------------   -------------
     TOTAL                                      (1,834)        (2,966)           (171)          (242)        (4,089)         (5,795)
NET TRUST SHARE TRANSACTIONS
   NO-LOAD CLASS                                 1,048           (652)            470            (52)         9,817          (3,766)
   Class A                                          --            120               4            334           (123)            295
   Class B                                         273            100               2            209             56             106
                                          ------------   ------------          ------         ------   ------------   -------------
     TOTAL                                       1,321           (432)            476            491          9,750          (3,365)
                                          ------------   ------------          ------         ------   ------------   -------------
TOTAL CHANGE IN NET ASSETS                       1,568          1,761             504            616          9,750          (3,365)
NET ASSETS AT BEGINNING OF PERIOD               72,307         70,546           7,105          6,489        161,757         165,122
                                          ------------   ------------          ------         ------   ------------   -------------
NET ASSETS AT END OF PERIOD               $     73,875   $     72,307   $       7,609   $      7,105   $    171,507   $     161,757
                                          ------------   ------------          ------         ------   ------------   -------------
                                          ------------   ------------          ------         ------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   SALES                                           836          1,648              56             78        160,314         293,668
   Reinvestments                                    85            168               3              4          3,123           5,293
   Redemptions                                    (808)        (1,849)            (13)           (35)      (153,687)       (302,326)
                                          ------------   ------------          ------         ------   ------------   -------------
   NET CHANGE                                      113            (33)             46             47          9,750          (3,365)
                                          ------------   ------------          ------         ------   ------------   -------------
                                          ------------   ------------          ------         ------   ------------   -------------
AMOUNTS:
   SALES                                  $     10,058   $     19,516   $         586   $        813   $    160,314   $     293,668
   Reinvestments                                 1,021          2,025              29             38          3,123           5,293
   Redemptions                                  (9,758)       (21,973)           (139)          (360)      (153,687)       (302,326)
                                          ------------   ------------          ------         ------   ------------   -------------
   NET CHANGE                             $      1,321   $       (432)  $         476   $        491   $      9,750   $      (3,365)
                                          ------------   ------------          ------         ------   ------------   -------------
                                          ------------   ------------          ------         ------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  GENERAL
   This financial report is on 15 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company:

         SAFECO Common Stock Trust
              SAFECO Growth Fund
              SAFECO Equity Fund
              SAFECO Income Fund
              SAFECO Northwest Fund
              SAFECO Balanced Fund
              SAFECO International Stock Fund
              SAFECO Small Company Stock Fund
              SAFECO U.S. Value Fund

         SAFECO Taxable Bond Trust
              SAFECO High-Yield Bond Fund
              SAFECO Intermediate-Term U.S. Treasury Fund

         SAFECO Managed Bond Trust
              SAFECO Managed Bond Fund

         SAFECO Tax-Exempt Bond Trust
              SAFECO Municipal Bond Fund
              SAFECO California Tax-Free Income Fund
              SAFECO Washington State Municipal Bond Fund

         SAFECO Money Market Trust
              SAFECO Money Market Fund

   Effective September 30, 1996, each of the Funds (except the U.S. Value and High-Yield Funds) began issuing two classes of shares-- Class A and Class B shares (collectively, "Advisor Classes"). Effective January 31, 1997 and April 30, 1997, the High-Yield Bond and U.S. Value Funds, respectively, also began issuing Advisor Classes. These classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges, unlike the no-load class of

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

shares (which are sold directly to the shareholder with no associated sales or distribution charges). Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing the Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class (with the exception of the Money Market Fund Advisor Classes) pays the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Money Market instruments and temporary investments are valued at amortized cost which approximates market.

                                                       (Continued on next page.)

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International, and Small Company Funds, net investment income is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. For the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust, net investment income is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3.  INVESTMENT TRANSACTIONS

                                              SAFECO              SAFECO       SAFECO          SAFECO
                                              GROWTH              EQUITY       INCOME       NORTHWEST
(In Thousands)                                  FUND                FUND         FUND            FUND
-----------------------------------------------------------------------------------------------------
PURCHASES* FOR THE PERIOD ENDED
  JUNE 30, 1997                           $  181,839          $  429,963   $   98,173      $   13,848
                                          ----------            --------   ----------   -------------
                                          ----------            --------   ----------   -------------
SALES** FOR THE PERIOD ENDED
  JUNE 30, 1997                           $  157,967          $  166,376   $   85,124      $   11,854
                                          ----------            --------   ----------   -------------
                                          ----------            --------   ----------   -------------

                                                                               SAFECO
                                              SAFECO              SAFECO        SMALL          SAFECO
                                            BALANCED       INTERNATIONAL      COMPANY      U.S. VALUE
(In Thousands)                                  FUND                FUND         FUND            FUND
-----------------------------------------------------------------------------------------------------
PURCHASES* FOR THE PERIOD ENDED
  JUNE 30, 1997+                          $    8,441          $    2,780   $    5,428      $    7,417
                                          ----------            --------   ----------   -------------
                                          ----------            --------   ----------   -------------
SALES** FOR THE PERIOD ENDED
  JUNE 30, 1997+                          $    6,176          $      741   $    4,032      $      222
                                          ----------            --------   ----------   -------------
                                          ----------            --------   ----------   -------------

                                              SAFECO              SAFECO       SAFECO          SAFECO
                                          HIGH-YIELD   INTERMEDIATE-TERM      MANAGED       MUNICIPAL
(In Thousands)                             BOND FUND   U.S TREASURY FUND    BOND FUND       BOND FUND
-----------------------------------------------------------------------------------------------------
PURCHASES* FOR THE PERIOD ENDED
  JUNE 30, 1997                           $   25,949          $    8,965   $    5,834      $   39,786
                                          ----------            --------   ----------   -------------
                                          ----------            --------   ----------   -------------
SALES** FOR THE PERIOD ENDED
  JUNE 30, 1997                           $   19,445          $    9,118   $    5,718      $   46,044
                                          ----------            --------   ----------   -------------
                                          ----------            --------   ----------   -------------

                                                                               SAFECO          SAFECO
                                                                           CALIFORNIA      WASHINGTON
                                                                             TAX-FREE           STATE
                                                                               INCOME       MUNICIPAL
(In Thousands)                                                                   FUND       BOND FUND
-----------------------------------------------------------------------------------------------------
PURCHASES* FOR THE PERIOD ENDED
  JUNE 30, 1997                                                            $    9,561      $    1,246
                                                                           ----------   -------------
                                                                           ----------   -------------
SALES** FOR THE PERIOD ENDED
  JUNE 30, 1997                                                            $    7,216      $      858
                                                                           ----------   -------------
                                                                           ----------   -------------
-----------------------------------------------------------------------------------------------------

 * Excludes short-term securities. Purchases include $5,169, $8,965, and $4,186 of U.S. Government obligations for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

** Excludes short-term securities. Sales include $4,365, $9,118, and $4,486 of
   U.S. Government obligations for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

 + U.S. Value Fund--April 30, 1997 (Commencement of Operations) to June 30,
   1997.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

4.  COMPONENTS OF NET ASSETS
   At June 30, 1997, the components of net assets were as follows:

                                               GROWTH              EQUITY         INCOME      NORTHWEST
(In Thousands)                                   FUND                FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                    $    61,803          $  292,651     $   87,996     $   19,483

Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of
  Identified Cost Over Value                  (20,194)            (24,753)        (5,949)        (1,514)
                                          -----------   -----------------   ------------   ------------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                               41,609             267,898         82,047         17,969

ACCUMULATED NET INVESTMENT INCOME (LOSS)         (428)                 --             --             38

ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                      41,210              41,453         17,848            545

PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                180,009             991,177        251,755         35,205
                                          -----------   -----------------   ------------   ------------
NET ASSETS AT JUNE 30, 1997               $   262,400          $1,300,528     $  351,650     $   53,757
                                          -----------   -----------------   ------------   ------------
                                          -----------   -----------------   ------------   ------------

                                                                                   SMALL
                                             BALANCED       INTERNATIONAL        COMPANY     U.S. VALUE
(In Thousands)                                   FUND                FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                    $     1,292          $    2,536     $    3,442     $      629

Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of
  Identified Cost Over Value                     (107)               (512)          (780)           (53)
                                          -----------   -----------------   ------------   ------------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                                1,185               2,024          2,662            576

ACCUMULATED NET INVESTMENT INCOME (LOSS)           --                  84            (40)            --

ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                         117                 183           (181)*           14

PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 10,208              12,064         13,934          7,394
                                          -----------   -----------------   ------------   ------------
NET ASSETS AT JUNE 30, 1997               $    11,510          $   14,355     $   16,375     $    7,984
                                          -----------   -----------------   ------------   ------------
                                          -----------   -----------------   ------------   ------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                           HIGH YIELD   INTERMEDIATE-TERM        MANAGED      MUNICIPAL
(In Thousands)                              BOND FUND   U.S TREASURY FUND      BOND FUND      BOND FUND
-------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                    $     2,132          $       77     $       43     $   48,782

Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of
  Identified Cost Over Value                     (236)               (116)            (1)           (99)
                                          -----------   -----------------   ------------   ------------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                                1,896                 (39)            42         48,683

ACCUMULATED NET INVESTMENT INCOME (LOSS)           --                  --             --             --

ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                      (1,317)*              (281)*          (73)*        1,681

PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 57,982              15,632          4,657        427,844
                                          -----------   -----------------   ------------   ------------
NET ASSETS AT JUNE 30, 1997               $    58,561          $   15,312     $    4,626     $  478,208
                                          -----------   -----------------   ------------   ------------
                                          -----------   -----------------   ------------   ------------

                                                                                             WASHINGTON
                                                                              CALIFORNIA          STATE
                                                                                TAX-FREE      MUNICIPAL
(In Thousands)                                                               INCOME FUND      BOND FUND
-------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                                                        $    6,058     $      331

Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of
  Identified Cost Over Value                                                         (58)            (6)
                                                                            ------------   ------------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                                                                   6,000            325

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                              --             --

ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                                                            366             (9)*

PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                                                    67,509          7,293
                                                                            ------------   ------------
NET ASSETS AT JUNE 30, 1997                                                   $   73,875     $    7,609
                                                                            ------------   ------------
                                                                            ------------   ------------
-------------------------------------------------------------------------------------------------------

* The above accumulated net realized losses on investment transactions will represent capital loss carryforwards for Federal Income Tax purposes, which expire as follows:

                                                        EXPIRATION
                                           AMOUNTS            DATE
                                         ---------  --------------
Small Company Fund                          $ (181)           2005
High-Yield Bond Fund                        (1,317)      1997-2005
Intermediate-Term U.S. Treasury Fund          (281)      2001-2005
Managed Bond Fund                              (73)           2005
Washington State Municipal Bond Fund            (9)           2005

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5.  INVESTMENT ADVISORY FEES AND OTHER
   TRANSACTIONS WITH AFFILIATES
   Investment Advisory Fees. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

EQUITY, INCOME AND GROWTH FUNDS:              NORTHWEST FUND:
  First $100 million    .75%                    First $250 million    .75%
  Next $150 million    .65                      Next $250 million    .65
  Next $250 million    .55                      Next $250 million    .55
  Over $500 million    .45                      Over $750 million    .45

BALANCED AND U.S. VALUE FUNDS:                INTERNATIONAL FUND:
  First $250 million    .75%                    First $250 million    1.10%
  Next $250 million    .65                      Next $250 million    1.00
  Over $500 million    .55                      Over $500 million    .90

SMALL COMPANY FUND:                           INTERMEDIATE-TERM U.S. TREASURY FUND:
  First $250 million    .85%                    First $250 million    .55%
  Next $250 million    .75                      Next $250 million    .45
  Over $500 million    .65                      Next $250 million    .35
                                                Over $750 million    .25

HIGH-YIELD BOND FUND                          MANAGED BOND FUND:
  First $250 million    .65%                    First $100 million    .50%
  Next $250 million    .55                      Next $150 million    .40
  Next $250 million    .45                      Over $250 million    .35
  Over $750 million    .35

MUNICIPAL AND CALIFORNIA FUNDS:               MONEY MARKET FUND:
  First $100 million    .55%                    First $250 million    .50%
  Next $150 million    .45                      Next $250 million    .40
  Next $250 million    .35                      Next $250 million    .30
  Over $500 million    .25                      Over $750 million    .25

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company for providing investment research and advice to the International Fund.
   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At June 30, 1997 the Growth Fund had a 5.66% note payable of $1,260,000 to SAFECO Life Insurance Company of America. The Municipal Bond Fund had a 5.66% note payable of $1,405,000 to SAFECO Life Annuity Company of America. These notes were repaid on July 2, and July 1, 1997, respectively.
   AFFILIATE OWNERSHIP. At June 30, 1997, SAFECO Insurance Company of America, owned 500,000 shares (16% of outstanding shares) of the Northwest Fund, 500,000 shares (33%) of the Intermediate-Term U.S. Treasury Fund and 502,372 shares (70%) of the Washington Municipal Bond Fund; SAFECO Asset Management Company owned 500,000 shares (44%) of the International Fund, 500,000 shares (52%) of the Balanced Fund, 500,000 shares (69%) of the U.S. Value Fund, and 39,599 shares (7%) of the Managed Bond Fund; SAFECO Corporation owned 500,000 shares (39%) of the Small Company Fund and 500,000 shares (8%) of the High Yield Bond Fund.
   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the Balanced, International, Small Company, U.S. Value, Managed Bond and Washington Municipal Bond Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the affiliates and are being reimbursed by the Fund over a sixty-month period.
   EXPENSE REIMBURSEMENT. During the six-month period ended June 30, 1997, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the International Fund.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the six-month period ended June 30, 1997.

(In Thousands)               SHARES AT                             SHARES AT                 MARKET VALUE
                             BEGINNING                                END OF                     JUNE 30,
SECURITY                     OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD    DIVIDENDS            1997
---------------------------------------------------------------------------------------------------------
American Building Co.              429          --          (13)         416           --        $ 11,219
American Coin
 Merchandising, Inc.               500          --           --          500           --           5,438
Damark International, Inc.         659          22         (157)         524           --           8,119
Harold's Stores, Inc.              379         126           --          505           --           4,483
Lifeline Systems, Inc.             504          21           --          525           --          10,103
Nastech Pharmaceutical
 Co., Inc.                          --         328           --          328           --           3,443
Open Plan Systems, Inc.            244          --           --          244           --             978
Penederm, Inc.                     724           4           --          728           --           9,824
Rent-Way, Inc.                     362          11          (15)         358           --           5,281
Weider Nutrition
 International, Inc.                --         808           --          808           30          12,833
                                                                                                   ------
                                                                                                 $ 71,721
                                                                                                   ------
                                                                                                   ------
---------------------------------------------------------------------------------------------------------

7.  COMMITMENTS.
   At June 30, 1997, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

                                                          U.S. DOLLAR        UNREALIZED
            CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF      APPRECIATION
     TO BE DELIVERED            FOR           DATE      JUNE 30, 1997    (DEPRECIATION)
---------------------------------------------------------------------------------------
400 British Pound          $    651        9/23/97            $   664            $  (13)
314 Dutch Guilder               165        8/20/97                161                 4
470 Dutch Guilder               244        7/16/97                240                 4
537 Dutch Guilder               278        9/05/97                275                 3
509 German Marks                303        9/12/97                294                 9
416 Swiss Francs                290        7/23/97                286                 4
435 Swiss Francs                307        8/13/97                300                 7
                                                                                    ---
                                                                                 $   18
                                                                                    ---
                                                                                    ---
---------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   NO-LOAD CLASS

                                                 SIX-MONTH        THREE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    16.97         $    15.45   $   15.83   $   17.37   $   19.20   $   13.98

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.03)             (0.02)      (0.02)       0.07       (0.02)      (0.02)
   Net Realized and Unrealized Gain
     (Loss) on Investments                            3.65               1.77        2.24        4.07        0.78        5.39
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 3.62               1.75        2.22        4.14        0.76        5.37

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --                 --          --       (0.07)         --          --
   Distributions from Realized Gains                    --              (0.23)      (2.60)      (5.61)      (2.59)      (0.15)
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                                --              (0.23)      (2.60)      (5.68)      (2.59)      (0.15)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    20.59         $    16.97   $   15.45   $   15.83   $   17.37   $   19.20
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                       21.33%*            11.35%*      14.16%      23.93%       3.88%      38.43%

NET ASSETS AT END OF PERIOD (000'S)             $  261,662         $  195,760   $ 179,574   $ 176,483   $ 156,108   $ 158,723
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.93%**            0.99%**       1.02%       0.98%       0.95%       0.91%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS                                         -0.37%**           -0.51%**      -0.14%       0.34%      -0.12%      -0.10%
PORTFOLIO TURNOVER RATE                          138.82%**           82.93%**     124.79%     110.44%      71.18%      57.19%
AVERAGE COMMISSION RATE PAID                    $   0.0500         $   0.0477   $  0.0548          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   16.97       $   15.45       $   16.94       $   15.45

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.04)          (0.02)          (0.10)          (0.05)
   Net Realized and Unrealized Gain on
     Investments                                   3.62            1.77            3.61            1.77
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              3.58            1.75            3.51            1.72

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains                 --           (0.23)             --           (0.23)
                                          -------------   -------------   -------------   -------------
     Total Distributions                             --           (0.23)             --           (0.23)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   20.55       $   16.97       $   20.45       $   16.94
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                   21.10%*         11.35%*         20.72%*         11.15%*

NET ASSETS AT END OF PERIOD (000'S)           $     471       $     187       $     267       $     116
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.26%           1.12%           1.93%           1.87%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS**                                      -0.70%          -0.58%          -1.38%          -1.38%
PORTFOLIO TURNOVER RATE**                       138.82%          82.93%         138.82%          82.93%
AVERAGE COMMISSION RATE PAID                  $  0.0500       $  0.0477       $  0.0500       $  0.0477
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   NO-LOAD CLASS

                                                 SIX-MONTH        THREE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    16.60         $    15.85   $   15.31   $   13.89   $   12.54   $    9.53

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.11               0.06        0.28        0.34        0.23        0.17
   Net Realized and Unrealized Gain on
     Investments                                      2.61               1.33        2.42        2.59        1.83        3.79
                                                  --------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 2.72               1.39        2.70        2.93        2.06        3.96

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.11)             (0.06)      (0.28)      (0.34)      (0.23)      (0.17)
   Distributions from Realized Gains                    --              (0.58)      (1.88)      (1.17)      (0.48)      (0.78)
                                                  --------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (0.11)             (0.64)      (2.16)      (1.51)      (0.71)      (0.95)
                                                  --------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    19.21         $    16.60   $   15.85   $   15.31   $   13.89   $   12.54
                                                  --------            -------   ---------   ---------   ---------   ---------
                                                  --------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                       16.42%*             8.79%*      18.04%      21.59%      16.51%      41.77%

NET ASSETS AT END OF PERIOD (000'S)             $1,295,127         $  849,831   $ 725,780   $ 598,582   $ 412,805   $ 148,894
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.73%**            0.78%**       0.79%       0.84%       0.85%       0.94%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          1.32%**            1.48%**       1.74%       2.38%       1.72%       1.50%
PORTFOLIO TURNOVER RATE                           32.84%**           59.34%**      74.07%      56.14%      33.33%      37.74%
AVERAGE COMMISSION RATE PAID                    $   0.0579         $   0.0571   $  0.0587          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   16.62       $   15.85       $   16.60       $   15.85

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.08            0.04            0.01            0.02
   Net Realized and Unrealized Gain on
     Investments                                   2.59            1.35            2.62            1.33
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              2.67            1.39            2.63            1.35

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.08)          (0.04)          (0.01)          (0.02)
   Distributions from Realized Gains                 --           (0.58)             --           (0.58)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.08)          (0.62)          (0.01)          (0.60)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   19.21       $   16.62       $   19.22       $   16.60
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                   16.11%*          8.78%*         15.85%*          8.50%*

NET ASSETS AT END OF PERIOD (000'S)           $   4,044       $   2,894       $   1,357       $     355
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.19%           0.97%           1.84%           1.75%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS**                                       0.87%           1.38%           0.18%           0.51%
PORTFOLIO TURNOVER RATE**                        32.84%          59.34%          32.84%          59.34%
AVERAGE COMMISSION RATE PAID                  $  0.0579       $  0.0571       $  0.0579       $  0.0571
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   NO-LOAD CLASS

                                                                  THREE-MONTH
                                          SIX-MONTH PERIOD       PERIOD ENDED
                                             ENDED JUNE 30        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    21.13         $    20.03   $   19.11   $   17.25   $   17.79   $   16.27

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.33               0.15        0.73        0.82        0.81        0.78
   Net Realized and Unrealized Gain on
     Investments                                      2.49               1.63        2.84        2.71       (0.30)       1.52
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 2.82               1.78        3.57        3.53        0.51        2.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.33)             (0.15)      (0.73)      (0.82)      (0.81)      (0.78)
   Distributions from Realized Gains                    --              (0.53)      (1.92)      (0.85)      (0.24)         --
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (0.33)             (0.68)      (2.65)      (1.67)      (1.05)      (0.78)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    23.62         $    21.13   $   20.03   $   19.11   $   17.25   $   17.79
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                       13.41%*             8.89%*      18.98%      21.04%       2.98%      14.35%

NET ASSETS AT END OF PERIOD (000'S)             $  351,034         $  289,968   $ 260,023   $ 217,870   $ 190,610   $ 203,019
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.86%**            0.89%**       0.86%       0.87%       0.86%       0.90%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          3.04%**            2.89%**       3.56%       4.55%       4.59%       4.55%
PORTFOLIO TURNOVER RATE                           57.54%**           37.84%**      50.11%      31.12%      19.30%      20.74%
AVERAGE COMMISSION RATE PAID                    $   0.0581         $   0.0573   $  0.0591          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   21.15       $   20.03       $   21.12       $   20.03

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.25            0.12            0.21            0.10
   Net Realized and Unrealized Gain on
     Investments                                   2.57            1.65            2.53            1.62
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              2.82            1.77            2.74            1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.25)          (0.12)          (0.21)          (0.10)
   Distributions from Realized Gains                 --           (0.53)             --           (0.53)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.25)          (0.65)          (0.21)          (0.63)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   23.72       $   21.15       $   23.65       $   21.12
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                   13.39%*          8.85%*         13.02%*          8.60%*

NET ASSETS AT END OF PERIOD (000'S)           $     417       $     193       $     199       $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.11%           1.03%           1.87%           1.79%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       2.87%           2.66%           2.09%           1.99%
PORTFOLIO TURNOVER RATE**                        57.54%          37.84%          57.54%          37.84%
AVERAGE COMMISSION RATE PAID                  $  0.0581       $  0.0573       $  0.0581       $  0.0573
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   NO-LOAD CLASS

                                                              THREE-MONTH                                             NINE-MONTH
                                      SIX-MONTH PERIOD       PERIOD ENDED                  FOR THE YEAR ENDED       PERIOD ENDED
                                         ENDED JUNE 30        DECEMBER 31                        SEPTEMBER 30       SEPTEMBER 30
                                      ------------------------------------------------------------------------------------------
                                                  1997               1996        1996        1995        1994               1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF
   PERIOD                                   $    14.07         $    13.78   $   14.41   $   12.59   $   12.34         $    12.59

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.01              (0.01)       0.02        0.04        0.04               0.02
   Net Realized and Unrealized Gain
     (Loss) on Investments                        2.82               0.30        1.32        2.35        0.59              (0.25)
                                              --------           --------   ---------   ---------   ---------           --------
     Total from Investment
       Operations                                 2.83               0.29        1.34        2.39        0.63              (0.23)

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                          --                 --       (0.02)      (0.04)      (0.04)             (0.02)
   Distributions from Realized Gains                --                 --       (1.95)      (0.53)      (0.34)                --
                                              --------           --------   ---------   ---------   ---------           --------
     Total Distributions                            --                 --       (1.97)      (0.57)      (0.38)             (0.02)
                                              --------           --------   ---------   ---------   ---------           --------
NET ASSET VALUE AT END OF PERIOD            $    16.90         $    14.07   $   13.78   $   14.41   $   12.59         $    12.34
                                              --------           --------   ---------   ---------   ---------           --------
                                              --------           --------   ---------   ---------   ---------           --------
TOTAL RETURN*                                  20.11%*             2.10%*       9.61%      19.01%       5.19%             (1.86%)*

NET ASSETS AT END OF PERIOD (000'S)         $   52,835         $   43,345   $  43,128   $  40,140   $  36,383         $   39,631
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                    1.12%**            1.25%**       1.07%       1.09%       1.06%            1.11%**
RATIO OF NET INVESTMENT INCOME
   (LOSS) TO AVERAGE NET
   ASSETS**                                    0.17%**           -0.31%**       0.11%       0.31%       0.33%            0.18%**
PORTFOLIO TURNOVER RATE**                     51.37%**           67.32%**      35.69%      19.59%      18.46%           14.05%**
AVERAGE COMMISSION RATE PAID                $   0.0576         $   0.0482   $  0.0591          --          --                 --
--------------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   14.06       $   13.78       $   14.03       $   13.78

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.01)          (0.01)          (0.06)          (0.03)
   Net Realized and Unrealized Gain on
     Investments                                   2.81            0.29            2.80            0.28
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              2.80            0.28            2.74            0.25

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --              --              --              --
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                             --              --              --              --
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   16.86       $   14.06       $   16.77       $   14.03
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                   19.91%*          2.03%*         19.53%*          1.81%*

NET ASSETS AT END OF PERIOD (000'S)           $     581       $     369       $     341       $     232
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.49%           1.40%           2.18%           2.18%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS**                                      -0.20%          -0.39%          -0.89%          -1.19%
PORTFOLIO TURNOVER RATE**                        51.37%          67.32%          51.37%          67.32%
AVERAGE COMMISSION RATE PAID                  $  0.0576       $  0.0482       $  0.0576       $  0.0482
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges.If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                 SIX-MONTH        THREE-MONTH     OF OPERATIONS)
                                              PERIOD ENDED       PERIOD ENDED                 TO
                                                   JUNE 30        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    11.29         $    10.39         $    10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.22                 --               0.06
   Net Realized and Unrealized Gain on
     Investments
     and Foreign Currency Transactions                0.76               0.96               0.39
                                                   -------            -------            -------
     Total from Investment Operations                 0.98               0.96               0.45

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --              (0.06)             (0.06)
   Distributions from Realized Gains                    --                 --                 --
                                                   -------            -------            -------
     Total Distributions                                --              (0.06)             (0.06)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    12.27         $    11.29         $    10.39
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN*                                        8.68%              9.27%              4.54%

NET ASSETS AT END OF PERIOD (000'S)             $   13,884         $   11,157         $    8,323
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                         1.53%+             1.37%+              2.36%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS**                                          1.35%            (0.19%)              0.93%
PORTFOLIO TURNOVER RATE**                           12.55%             18.51%             15.73%
AVERAGE COMMISSION RATE PAID                    $   0.0206         $   0.0223         $   0.0225
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.81% and 1.68% for the periods ended June 30, 1997 and December 31, 1996, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   11.29       $   10.39       $   11.28       $   10.39
INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.18              --            0.14              --
   Net Realized and Unrealized Gain on
     Investments
     and Foreign Currency Transactions             0.78            0.95            0.78            0.93
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.96            0.95            0.92            0.93

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --           (0.05)             --           (0.04)
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                             --           (0.05)             --           (0.04)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   12.25       $   11.29       $   12.20       $   11.28
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                    8.50%+          9.19%+          8.16%+          8.96%+
NET ASSETS AT END OF PERIOD (000'S)           $     232       $     154       $     239       $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                     1.71%++         1.41%++         2.52%++         2.17%++
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS**                                       1.20%          (0.23%)          0.52%          (1.15%)
PORTFOLIO TURNOVER RATE**                        12.55%          18.51%          12.55%          18.51%
AVERAGE COMMISSION RATE PAID                  $  0.0206       $  0.0223       $  0.0206       $  0.0223
-------------------------------------------------------------------------------------------------------

 * Not annualized.
 ** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.99% and 1.72% for the periods ended June 30, 1997 and December 31, 1996, respectively, for Class A, and 2.80% and 2.47% for Class B.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                 SIX-MONTH        THREE-MONTH     OF OPERATIONS)
                                              PERIOD ENDED       PERIOD ENDED                 TO
                                                   JUNE 30        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.70         $    10.38         $    10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.15               0.08               0.21
   Net Realized and Unrealized Gain on
     Investments                                      0.87               0.45               0.39
                                                   -------            -------            -------
     Total from Investment Operations                 1.02               0.53               0.60

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.15)             (0.08)             (0.21)
   Distributions from Realized Gains                    --              (0.13)             (0.01)
                                                   -------            -------            -------
     Total Distributions                             (0.15)             (0.21)             (0.22)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.57         $    10.70         $    10.38
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN*                                        9.60%              5.11%              5.99%

NET ASSETS AT END OF PERIOD (000'S)             $   11,181         $    8,262         $    7,632
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                          1.23%             1.16%+              1.32%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                          2.90%              3.19%              3.21%
PORTFOLIO TURNOVER RATE**                          129.82%             36.10%            143.87%
AVERAGE COMMISSION RATE PAID                    $   0.0499         $   0.0548         $   0.0560
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.68%.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   10.69       $   10.38       $   10.70       $   10.38

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.14            0.09            0.09            0.06
   Net Realized and Unrealized Gain on
     Investments                                   0.86            0.44            0.85            0.45
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              1.00            0.53            0.94            0.51

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.14)          (0.09)          (0.09)          (0.06)
   Distributions from Realized Gains                 --           (0.13)             --           (0.13)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.14)          (0.22)          (0.09)          (0.19)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   11.55       $   10.69       $   11.55       $   10.70
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                    9.42%+          5.07%+          8.85%+          4.85%+

NET ASSETS AT END OF PERIOD (000'S)           $     147       $     110       $     182       $     115
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.48%         1.35%++           2.28%         2.11%++
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS**                                       2.66%           3.01%           1.85%           2.23%
PORTFOLIO TURNOVER RATE**                       129.82%          36.10%         129.82%          36.10%
AVERAGE COMMISSION RATE PAID                  $  0.0499       $  0.0548       $  0.0499       $  0.0548
-------------------------------------------------------------------------------------------------------

 * Not annualized.
 ** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.70% and 2.46% for Class A and Class B, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                 SIX-MONTH        THREE-MONTH     OF OPERATIONS)
                                              PERIOD ENDED       PERIOD ENDED                 TO
                                                   JUNE 30        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    11.81         $    11.51         $    10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.03)             (0.01)             (0.01)
   Net Realized and Unrealized Gain on
     Investments                                      0.94               0.31               2.19
                                                   -------            -------            -------
     Total from Investment Operations                 0.91               0.30               2.18

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --                 --                 --
   Distributions from Realized Gains                    --                 --              (0.67)
                                                   -------            -------            -------
     Total Distributions                                --                 --              (0.67)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    12.72         $    11.81         $    11.51
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN*                                        7.71%              2.61%             21.83%

NET ASSETS AT END OF PERIOD (000'S)             $   15,990         $   13,169         $   12,552
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                          1.38%             1.35%+              1.49%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS**                                         -0.55%             -0.44%             -0.24%
PORTFOLIO TURNOVER RATE**                           59.39%             73.47%             91.03%
AVERAGE COMMISSION RATE PAID                    $   0.0526         $   0.0496         $   0.0510
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.68%.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   11.81       $   11.51       $   11.79       $   11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.03)          (0.01)          (0.07)          (0.04)
   Net Realized and Unrealized Gain on
     Investments                                   0.93            0.31            0.91            0.32
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.90            0.30            0.84            0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --              --              --              --
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                             --              --              --              --
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   12.71       $   11.81       $   12.63       $   11.79
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                    7.62%+          2.61%+          7.12%+          2.43%+

NET ASSETS AT END OF PERIOD (000'S)           $     203       $     135       $     182       $     103
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.48%         1.42%++           2.33%         2.18%++
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS**                                      -0.66%          -0.50%          -1.50%          -1.28%
PORTFOLIO TURNOVER RATE**                        59.39%          73.47%          59.39%          73.47%
AVERAGE COMMISSION RATE PAID                  $  0.0526       $  0.0496       $  0.0526       $  0.0496
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.62% and 2.41% for Class A and Class B, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND

                                              NO-LOAD            CLASS A            CLASS B
                                          ----------------   ----------------   ----------------
                                                  APRIL 30     APRIL 30, 1997     APRIL 30, 1997
                                             (COMMENCEMENT      (COMMENCEMENT      (COMMENCEMENT
                                            OF OPERATIONS)     OF OPERATIONS)     OF OPERATIONS)
                                                        TO                 TO                 TO
                                                   JUNE 30            JUNE 30            JUNE 30
                                          ------------------------------------------------------
                                                      1997               1997               1997
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.00         $    10.00         $    10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.02               0.03               0.01
   Net Realized and Unrealized Gain on
     Investments                                      1.03               1.03               1.03
                                                   -------            -------            -------
     Total from Investment Operations                 1.05               1.06               1.04

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.02)             (0.03)             (0.01)
   Distributions from Realized Gains                    --                 --                 --
                                                   -------            -------            -------
     Total Distributions                             (0.02)             (0.03)             (0.01)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.03         $    11.03         $    11.03
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN*                                       10.53%            10.55%+            10.41%+

NET ASSETS AT END OF PERIOD (000'S)             $    7,737         $      118         $      129
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                          1.25%              1.50%              2.25%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                          1.54%              1.46%              0.71%
PORTFOLIO TURNOVER RATE**                           10.12%             10.12%             10.12%
AVERAGE COMMISSION RATE PAID                    $   0.0239         $   0.0239         $   0.0239
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 +Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND
   NO-LOAD CLASS

                                                 SIX-MONTH        THREE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $     8.82         $     8.79   $    8.68   $    8.55   $    9.22   $    8.92
INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.40               0.19        0.78        0.79        0.82        0.91
   Net Realized and Unrealized Gain
     (Loss) on Investments                            0.09               0.03        0.11        0.13       (0.67)       0.30
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 0.49               0.22        0.89        0.92        0.15        1.21

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.40)             (0.19)      (0.78)      (0.79)      (0.82)      (0.91)
   Distributions from Realized Gains                    --                 --          --          --          --          --
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (0.40)             (0.19)      (0.78)      (0.79)      (0.82)      (0.91)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $     8.91         $     8.82   $    8.79   $    8.68   $    8.55   $    9.22
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        5.67%*             2.50%*      10.79%      11.43%       1.61%      14.29%
NET ASSETS AT END OF PERIOD (000'S)             $   58,338         $   50,298   $  47,880   $  39,178   $  27,212   $  28,291
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.91%**            0.90%**       0.94%       1.01%       1.03%       1.09%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          9.10%**            8.56%**       8.99%       9.28%       9.26%       9.94%
PORTFOLIO TURNOVER RATE                           77.84%**           35.01%**      92.65%      38.03%      63.02%      50.27%
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND

                                             CLASS A         CLASS B
                                          -------------   -------------
                                             FIVE-MONTH      FIVE-MONTH
                                           PERIOD ENDED    PERIOD ENDED
                                                JUNE 30         JUNE 30
                                          -----------------------------
                                                   1997            1997
-----------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $    8.83       $    8.83

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.33            0.30
   Net Realized and Unrealized Gain on
     Investments                                   0.07            0.07
                                          -------------   -------------
     Total from Investment Operations              0.40            0.37

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.33)          (0.30)
   Distributions from Realized Gains                 --              --
                                          -------------   -------------
     Total Distributions                          (0.33)          (0.30)
                                          -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $    8.90       $    8.90
                                          -------------   -------------
                                          -------------   -------------
TOTAL RETURN*                                    5.51%+         10.64%+

NET ASSETS AT END OF PERIOD (000'S)           $     122       $     101
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.03%           1.79%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       7.51%           6.93%
PORTFOLIO TURNOVER RATE**                        77.84%          77.84%
-----------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
   NO-LOAD CLASS

                                                 SIX-MONTH        THREE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.11         $    10.10   $   10.24   $    9.74   $   10.74   $   10.69

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.29               0.16        0.54        0.55        0.52        0.60
   Net Realized and Unrealized Gain
     (Loss) on Investments                           (0.09)              0.01       (0.14)       0.50       (1.00)       0.49
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 0.20               0.17        0.40        1.05       (0.48)       1.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.29)             (0.16)      (0.54)      (0.55)      (0.52)      (0.60)
   Distributions from Realized Gains                    --                 --          --          --          --       (0.44)
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (0.29)             (0.16)      (0.54)      (0.55)      (0.52)      (1.04)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    10.02         $    10.11   $   10.10   $   10.24   $    9.74   $   10.74
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        1.99%*             1.68%*       4.00%      11.07%      -4.56%      10.51%

NET ASSETS AT END OF PERIOD (000'S)             $   14,652         $   14,679   $  14,668   $  13,774   $  13,367   $  14,706
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.91%**           0.85%**+       1.01%       0.96%       0.90%       0.99%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          5.80%**            6.30%**       5.30%       5.51%       5.08%       5.52%
PORTFOLIO TURNOVER RATE                          119.98%**          125.42%**     294.25%     124.90%      75.46%     104.94%
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.07%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   10.11       $   10.10       $   10.12       $   10.10

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.26            0.15            0.24            0.14
   Net Realized and Unrealized Gain
     (Loss) on Investments                        (0.08)           0.01           (0.09)           0.02
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.18            0.16            0.15            0.16

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.26)          (0.15)          (0.24)          (0.14)
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.26)          (0.15)          (0.24)          (0.14)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   10.03       $   10.11       $   10.03       $   10.12
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                    1.84%+          1.63%+          1.53%+          1.55%+

NET ASSETS AT END OF PERIOD (000'S)           $     366       $     704       $     294       $     223
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.42%         1.07%++           1.84%         1.72%++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       5.29%           6.07%           4.87%           5.35%
PORTFOLIO TURNOVER RATE**                       119.98%         125.42%         119.98%         125.42%
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.30% and 1.95% for Class A and Class B shares, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND
   NO-LOAD CLASS

                                                 SIX-MONTH
                                              PERIOD ENDED
                                                   JUNE 30                  FOR THE YEAR ENDED DECEMBER 31
                                          ----------------------------------------------------------------
                                                      1997        1996        1995        1994       1993+
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $     8.35   $    8.77   $    8.15   $    9.08   $    9.57

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.21        0.41        0.44        0.27       (0.62)
   Net Realized and Unrealized Gain
     (Loss) on Investments                           (0.05)      (0.42)       0.94       (0.93)       0.15
                                                   -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 0.16       (0.01)       1.38       (0.66)      (0.47)

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.21)      (0.41)      (0.44)      (0.27)         --
   Distributions from Realized Gains                    --          --       (0.32)         --       (0.02)
                                                   -------   ---------   ---------   ---------   ---------
     Total Distributions                             (0.21)      (0.41)      (0.76)      (0.27)      (0.02)
                                                   -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $     8.30   $    8.35   $    8.77   $    8.15   $    9.08
                                                   -------   ---------   ---------   ---------   ---------
                                                   -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        1.91%*       0.02%      17.35%     -3.01%#         N/A

NET ASSETS AT END OF PERIOD (000'S)             $    4,286   $   4,215   $   4,497   $   4,627   $      91
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.18%**       1.27%       1.16%       1.37%      11.75%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET
   ASSETS                                          5.03%**       4.86%       5.14%       4.47%      -6.75%
PORTFOLIO TURNOVER RATE                          266.20%**     136.29%      78.78%     129.56%        None
----------------------------------------------------------------------------------------------------------

 # Total return from February 28, 1994 (initial public offering) to December 31,
   1994; not annualized.
 * Not annualized.
** Annualized.
 + Financial highlights relate only to the performance of the initial seed investment of SAFECO Asset Management Company. Trust shares were not yet available to the public until 1994.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $    8.35       $    8.35       $    8.35       $    8.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.19            0.11            0.16            0.09
   Net Realized and Unrealized Gain
     (Loss) on Investments                        (0.05)             --           (0.05)             --
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.14            0.11            0.11            0.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.19)          (0.11)          (0.16)          (0.09)
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.19)          (0.11)          (0.16)          (0.09)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $    8.30       $    8.35       $    8.30       $    8.35
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                    1.64%+          1.34%+          1.25%+          1.15%+

NET ASSETS AT END OF PERIOD (000'S)           $     140       $     140       $     200       $     100
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.47%           1.30%           2.17%           2.07%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       4.73%           5.22%           3.83%           4.45%
PORTFOLIO TURNOVER RATE**                       266.20%         136.29%         266.20%         136.29%
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND
   NO-LOAD CLASS

                                                 SIX-MONTH         NINE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31         FOR THE YEAR ENDED MARCH 31
                                          -----------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    13.98         $    13.69   $   13.36   $   13.27   $   14.13

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.38               0.57        0.76        0.77        0.78
   Net Realized and Unrealized Gain
     (Loss) on Investments                            0.04               0.29        0.33        0.12       (0.55)
                                                   -------            -------   ---------   ---------   ---------
     Total from Investment Operations                 0.42               0.86        1.09        0.89        0.23

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.38)             (0.57)      (0.76)      (0.77)      (0.78)
   Distributions from Realized Gains                    --                 --          --       (0.03)      (0.31)
                                                   -------            -------   ---------   ---------   ---------
     Total Distributions                             (0.38)             (0.57)      (0.76)      (0.80)      (1.09)
                                                   -------            -------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    14.02         $    13.98   $   13.69   $   13.36   $   13.27
                                                   -------            -------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------
TOTAL RETURN                                        3.04%*             6.42%*       8.23%       7.10%       1.30%

NET ASSETS AT END OF PERIOD (000'S)             $  477,686         $  480,970   $ 480,643   $ 472,569   $ 507,453
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.51%**            0.53%**       0.54%       0.56%       0.52%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          5.47%**            5.53%**       5.47%       5.96%       5.49%
PORTFOLIO TURNOVER RATE                           17.11%**            6.66%**      12.60%      26.96%      22.07%
-----------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   13.99       $   13.82       $   13.98       $   13.82

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.35            0.18            0.30            0.15
   Net Realized and Unrealized Gain on
     Investments                                   0.03            0.17            0.04            0.16
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.38            0.35            0.34            0.31

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.35)          (0.18)          (0.30)          (0.15)
   Distributions from Realized Gains                 --              --              --              --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.35)          (0.18)          (0.30)          (0.15)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   14.02       $   13.99       $   14.02       $   13.98
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                    2.74%+          2.52%+          2.51%+          2.27%+

NET ASSETS AT END OF PERIOD (000'S)           $     323       $     311       $     199       $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       0.94%           0.82%           1.54%           1.50%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       5.03%           5.04%           4.40%           4.42%
PORTFOLIO TURNOVER RATE**                        17.11%           6.66%          17.11%           6.66%
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND
   NO-LOAD CLASS

                                                 SIX-MONTH         NINE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31         FOR THE YEAR ENDED MARCH 31
                                          -----------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    12.22         $    11.86   $   11.54   $   11.51   $   12.23
INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.31               0.47        0.62        0.63        0.66
   Net Realized and Unrealized Gain
     (Loss) on Investments                            0.03               0.39        0.40        0.13       (0.38)
                                                   -------            -------   ---------   ---------   ---------
     Total from Investment Operations                 0.34               0.86        1.02        0.76        0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.31)             (0.47)      (0.62)      (0.63)      (0.66)
   Distributions from Realized Gains                    --              (0.03)      (0.08)      (0.10)      (0.34)
                                                   -------            -------   ---------   ---------   ---------
     Total Distributions                             (0.31)             (0.50)      (0.70)      (0.73)      (1.00)
                                                   -------            -------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    12.25         $    12.22   $   11.86   $   11.54   $   11.51
                                                   -------            -------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------
TOTAL RETURN                                        2.83%*             7.42%*       8.87%       7.01%       1.97%
NET ASSETS AT END OF PERIOD (000'S)             $   73,377         $   72,084   $  70,546   $  64,058   $  77,056
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.68%**            0.69%**       0.68%       0.70%       0.68%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          5.13%**            5.21%**       5.12%       5.65%       5.31%
PORTFOLIO TURNOVER RATE                           20.91%**           10.52%**      16.25%      44.10%      32.58%
-----------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   12.23       $   12.07       $   12.22       $   12.07

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.29            0.15            0.24            0.12
   Net Realized and Unrealized Gain on
     Investments                                   0.03            0.19            0.03            0.18
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.32            0.34            0.27            0.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.29)          (0.15)          (0.24)          (0.12)
   Distributions from Realized Gains                 --           (0.03)             --           (0.03)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.29)          (0.18)          (0.24)          (0.15)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   12.26       $   12.23       $   12.25       $   12.22
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                    2.70%+          2.83%+          2.31%+          2.56%+

NET ASSETS AT END OF PERIOD (000'S)           $     122       $     122       $     376       $     101
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       0.92%           0.89%           1.57%           1.64%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       4.89%           4.84%           3.77%           4.08%
PORTFOLIO TURNOVER RATE**                        20.91%          10.52%          20.91%          10.52%
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   NO-LOAD CLASS

                                                 SIX-MONTH         NINE-MONTH
                                              PERIOD ENDED       PERIOD ENDED
                                                   JUNE 30        DECEMBER 31         FOR THE YEAR ENDED MARCH 31
                                          -----------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.53         $    10.34   $   10.10   $    9.91   $   10.27
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.24               0.37        0.50        0.49        0.44
   Net Realized and Unrealized Gain
     (Loss) on Investments                            0.03               0.20        0.27        0.19       (0.35)
                                                   -------            -------   ---------   ---------   ---------
     Total from Investment Operations                 0.27               0.57        0.77        0.68        0.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.24)             (0.37)      (0.50)      (0.49)      (0.44)
   Distributions from Realized Gains                    --              (0.01)      (0.03)         --       (0.01)
                                                   -------            -------   ---------   ---------   ---------
     Total Distributions                             (0.24)             (0.38)      (0.53)      (0.49)      (0.45)
                                                   -------            -------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    10.56         $    10.53   $   10.34   $   10.10   $    9.91
                                                   -------            -------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------
TOTAL RETURN                                        2.68%*             5.61%*       7.73%       7.13%       0.68%
NET ASSETS AT END OF PERIOD (000'S)             $    7,055         $    6,558   $   6,489   $   5,953   $   2,908
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.04%**            1.10%**       1.07%       1.09%       1.44%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          4.80%**            4.78%**       4.78%       5.06%       4.17%
PORTFOLIO TURNOVER RATE                           24.34%**           15.96%**      20.86%       9.23%      17.26%
-----------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   10.53       $   10.45       $   10.55       $   10.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.23            0.12            0.19            0.10
   Net Realized and Unrealized Gain on
     Investments                                   0.03            0.09            0.02            0.11
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.26            0.21            0.21            0.21

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.23)          (0.12)          (0.19)          (0.10)
   Distributions from Realized Gains                 --           (0.01)             --           (0.01)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.23)          (0.13)          (0.19)          (0.11)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   10.56       $   10.53       $   10.57       $   10.55
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN*                                    2.55%+          1.94%+          4.13%+          1.94%+

NET ASSETS AT END OF PERIOD (000'S)           $     341       $     336       $     213       $     211
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.33%           1.29%           2.14%           2.06%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                       4.51%           4.49%           3.71%           3.71%
PORTFOLIO TURNOVER RATE**                        24.34%          15.96%          24.34%          15.96%
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND
   NO-LOAD CLASS

                                            SIX-MONTH         NINE-MONTH
                                         PERIOD ENDED       PERIOD ENDED
                                              JUNE 30        DECEMBER 31                              FOR THE YEAR ENDED MARCH 31
                                     --------------------------------------------------------------------------------------------
                                                 1997               1996               1996               1995               1994
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF
   PERIOD                                  $     1.00         $     1.00         $     1.00         $     1.00         $     1.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                         0.02               0.03               0.05               0.04               0.02

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                      (0.02)             (0.03)             (0.05)             (0.04)             (0.02)
                                              -------            -------            -------            -------            -------
NET ASSET VALUE AT END OF PERIOD           $     1.00         $     1.00         $     1.00         $     1.00         $     1.00
                                              -------            -------            -------            -------            -------
                                              -------            -------            -------            -------            -------
TOTAL RETURN                                   2.40%*             3.54%*              5.15%              4.20%              2.48%

NET ASSETS AT END OF PERIOD (000'S)        $  171,173         $  161,356         $  165,122         $  171,958         $  186,312
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS                                     0.77%**            0.81%**              0.78%              0.78%              0.79%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                     4.79%**            4.66%**              5.04%              4.21%              2.47%
---------------------------------------------------------------------------------------------------------------------------------

 * Not Annualized.
** Annualized

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND

                                                CLASS A                         CLASS B
                                     -----------------------------   -----------------------------
                                         SIX-MONTH     THREE-MONTH       SIX-MONTH     THREE-MONTH
                                      PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                           JUNE 30     DECEMBER 31         JUNE 30     DECEMBER 31
                                     -------------------------------------------------------------
                                              1997            1996            1997            1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF
   PERIOD                                $    1.00       $    1.00       $    1.00       $    1.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                      0.02            0.01            0.02            0.01

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                   (0.02)          (0.01)          (0.02)          (0.01)
                                     -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD         $    1.00       $    1.00       $    1.00       $    1.00
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------
TOTAL RETURN*                                2.44%           1.21%           2.42%           1.21%

NET ASSETS AT END OF PERIOD (000'S)      $     171       $     295       $     163       $     106
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                  0.66%           0.55%           0.73%           0.54%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                  4.90%           5.01%           4.85%           4.96%
--------------------------------------------------------------------------------------------------

 * Not Annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

SAFECO MUTUAL FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

AUDITOR:
Ernst & Young, LLP

FOR SHAREHOLDER SERVICE*:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-463-8791

SEATTLE: (206) 545-6283

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718
*All telephone calls are tape-recorded
for your protection.

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-463-8794

SEATTLE: (206) 545-6295

MAILING ADDRESS:

SAFECO Mutual Funds
Advisor Class Shares
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
http://www.safecofunds.com

E-MAIL: mfunds@safeco.com

GMF 4068 6/97

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This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark-Registered trademark of SAFECO Corporation.